UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
(Amendment No. 1)

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6569

Ivy Funds, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code:		913-236-2000
Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

Amendment No. 1 to Form N-CSR is being filed to report a restatement in the classification of unrealized appreciation (depreciation), accumulated net realized gains (losses) on investment transactions and shareholder transaction amounts associated with the acquistion of Ivy Global Fund, Ivy Global Science and Technology Fund, Ivy International Small Companies Fund, Ivy US Blue Chip Fund and Ivy US Emerging Growth Fund.

Ivy Funds

Asset Strategy Fund
Core Equity Fund
High Income Fund
International Growth Fund
Large Cap Growth Fund
Limited-Term Bond Fund
Mid Cap Growth Fund
Money Market Fund
Municipal Bond Fund
Science and Technology Fund
Small Cap Growth Fund
Tax-Managed Equity Fund

Semiannual Report
September 30, 2003

CONTENTS

3	President's Letter
5	Asset Strategy Fund
22	Core Equity Fund
35	High Income Fund
56	International Growth Fund
70	Large Cap Growth Fund
83	Limited-Term Bond Fund
98	Mid Cap Growth Fund
113	Money Market Fund
124	Municipal Bond Fund
140	Science and Technology Fund
153	Small Cap Growth Fund
168	Tax-Managed Equity Fund
179	Notes to Financial Statements
206	Independent Auditors' Report

This report is submitted for the general information of the shareholders of Ivy Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the Ivy Funds, Inc. current prospectus and current Fund performance information.

President's Letter

September 30, 2003

Dear Shareholder

Enclosed is our report on your Fund's operations for the six months ended September 30, 2003.
Over the last six months, we've seen considerable improvement in the U.S. economy. The conclusion of the war with Iraq and an unprecedented amount of fiscal and monetary stimulus resulted in two quarters of surprisingly strong economic growth. And while weakness in the labor market remained a problem, the addition of 57,000 new jobs in September - the first increase in eight months - was an encouraging sign.

A number of notable events occurred during the period. In May, President Bush signed the Jobs and Growth Tax Relief Reconciliation Act of 2003 into law, which accelerated income tax reductions, provided parents with advance payments of child-tax credits and offered benefits for investors through reduced dividend and capital gains tax rates. In June, the Federal Reserve Board cut interest rates to 1 percent, a 45-year low, and left them unchanged for the remainder of the period. In addition, government spending increased, while corporate capital spending turned positive after two years of contraction.

All of these factors had a positive effect on the stock market, which showed significant gains for the period. For the last six months, the S&P 500 Index increased 18.46 percent, while the NASDAQ Composite Index increased an impressive 33.24 percent. The Dow Jones Industrial Average had a slightly lower return of 17.39 percent for the same period. Despite heightened volatility over the summer, bonds also showed positive returns during the period, with the Citigroup Broad Investment Grade Index increasing 2.39 percent.

Going forward, we believe that the prospects for a sustainable economic recovery appear favorable. While the ongoing occupation of Iraq could present problems, we think an accommodative monetary policy, strong fiscal stimulus and a brighter corporate earnings outlook have the potential to lend support for increased capital spending, a sustained improvement in job creation and positive returns in the stock market.

Whichever way the market turns, we firmly believe that the best way to achieve your long-term financial goals is to develop and maintain a personal financial plan. In our experience, investors who adhere to a structured and consistent investment program can often avoid common investment mistakes, take advantage of new opportunities and better prepare for market uncertainties.

It's also important to keep in mind that while markets change, the basic principles of investing do not. Diversifying your portfolio, maintaining a long-term perspective and periodically reviewing your asset allocation can help you manage market fluctuations and more effectively work toward your goals.

Your financial advisor can help you with these strategies and work with you to develop and maintain a customized investment plan based on your individual situation. Focusing on that plan, despite the swings of the market, may be your key to a sound financial future.

Thank you for your ongoing dedication and partnership.

Respectfully,

Henry J. Herrmann
President

The opinions expressed in this letter are those of the President of Ivy Funds, Inc. and are current only through the end of the period of the report as stated on the cover. The President's views are subject to change at any time based on market and other conditions and no forecasts can be guaranteed.

SHAREHOLDER SUMMARY OF ASSET STRATEGY FUND

GOAL

Asset Strategy Fund

To seek high total return over the long term.

Strategy

Invests in stocks, bonds and short-term instruments. Within each of these classes, the Fund may invest in both domestic and foreign securities.

Founded

1995

Scheduled Dividend Frequency

Quarterly (March, June, September and December)

Performance Summary - Class C Shares

Per Share Data

For the Six Months Ended September 30, 2003

Dividend paid	$0.01

Net asset value on
9-30-03	$11.71
3-31-03	11.17

Change per share	$ 0.54

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF ASSET STRATEGY FUND

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Ivy Funds website at www.ivyfunds.com for more current performance information.

Average Annual Total Return(A)

	Class A		Class B
Period	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)

1-year period ended 9-30-03	0.01%	6.11%	1.09%	5.09%
5-year period ended 9-30-03	-	-	-	-
10-year period ended 9-30-03	-	-	-	-
Since inception of Class(F)	-1.84%	-0.02%	-1.59%	-0.85%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.

(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.

(F)7-10-00 for Class A shares and 7-3-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period	Class C(B)	Class Y(C)

1-year period ended 9-30-03	5.31%	6.07%
5-year period ended 9-30-03	6.65%	7.56%
10-year period ended 9-30-03	-	-
Since inception of Class(D)	7.00%	8.10%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data from 3-24-00 represents the actual performance of Class C shares. Performance data prior to 3-24-00 represents the performance of the Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares. The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.

(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.

(D)4-20-95 for Class C shares and 12-29-95 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF ASSET STRATEGY FUND

Portfolio Highlights

On September 30, 2003, Asset Strategy Fund had net assets totaling $65,911,015 invested in a diversified portfolio of:

41.49%	Common Stocks
28.58%	Cash and Cash Equivalents, Unrealized Loss on Open Forward Currency Contracts and Options
11.28%	Bullion
8.14%	Corporate Debt Securities
5.60%	Other Government Securities
4.91%	United States Government Securities

As a shareholder of Asset Strategy Fund, for every $100 you had invested on September 30, 2003, your Fund owned:
Common Stocks	$41.49
Cash and Cash Equivalents, Unrealized Loss on Open Forward Currency Contracts and Options	$28.58
Bullion	$11.28
Corporate Debt Securities	$8.14
Other Government Securities	$5.60
United States Government Securities	$4.91

THE INVESTMENTS OF ASSET STRATEGY FUND

September 30, 2003

	Troy Ounces	Value

BULLION - 11.28%

Gold	19,287	$7,433,023
(Cost: $6,387,441)

COMMON STOCKS	Shares

Aircraft - 1.03%

Lockheed Martin Corporation	7,400	341,510
Northrop Grumman Corporation	3,900	336,258
		677,768

Beverages - 1.18%

Coca-Cola Company (The)	18,100	777,576

Business Equipment and Services - 2.01%

Canon Inc. (A)	27,000	1,322,924

Chemicals - Petroleum and Inorganic - 0.70%

Goodrich Corporation	19,000	460,560

Construction Materials - 0.39%

CRH public limited company (A)	14,500	258,837

Cosmetics and Toiletries - 0.98%

Estee Lauder Companies Inc. (The), Class A	18,900	644,490

Electrical Equipment - 0.46%

W.W. Grainger, Inc.	6,300	299,565

Food and Related - 0.21%

American Italian Pasta Company, Class A*	3,600	139,284

Gold and Precious Metals - 2.32%

Barrick Gold Corporation	37,291	702,190
Placer Dome Inc.	60,292	829,015
		1,531,205

Health Care - Drugs - 2.07%

Abbott Laboratories	16,800	714,840
Pfizer Inc.	21,300	647,094
		1,361,934

Health Care - General - 1.11%

Wyeth	15,800	728,380

Hospital Supply and Management - 0.95%

Medtronic, Inc.	13,400	628,728

Household - General Products - 2.14%

Clorox Company (The)	15,300	701,811
Reckitt Benckiser plc (A)	35,300	709,933
		1,411,744

Motor Vehicles - 4.77%

AB Volvo, Class B (A)	26,000	600,756
Honda Motor Co., Ltd. (A)	30,600	1,227,460
Toyota Motor Corporation (A)	44,600	1,312,765
		3,140,981

Multiple Industry - 3.14%

Hutchison Whampoa Limited, Ordinary Shares (A)	101,000	736,855
Samsung Electronics Co., Ltd. (A)	3,920	1,336,034
		2,072,889

Petroleum - Canada - 0.41%

Nabors Industries Ltd.*	7,200	268,272

Petroleum - Domestic - 2.96%

Anadarko Petroleum Corporation	18,441	770,096
Burlington Resources Inc.	18,858	908,955
Patterson-UTI Energy, Inc.*	10,100	273,457
		1,952,508

Petroleum - International - 1.27%

Exxon Mobil Corporation	22,853	836,420

Petroleum - Services - 1.47%

Baker Hughes Incorporated	22,054	652,578
GlobalSanteFe Corporation	13,200	316,140
		968,718

Photographic Equipment - 1.92%

Fuji Photo Film Co., Ltd. (A)	43,000	1,265,671

Real Estate Investment Trusts - 1.35%

Sun Hung Kai Properties Limited (A)	110,000	891,289

Retail - Food Stores - 0.94%

Walgreen Co.	20,300	621,992

Retail - General Merchandise - 2.73%

Costco Wholesale Corporation*	20,000	622,200
Kohl's Corporation*	12,400	663,400
NEXT plc (A)	27,500	513,755
		1,799,355

Retail - Specialty Stores - 0.45%

Gymboree Corporation (The)*	20,900	295,631

Security and Commodity Brokers - 1.35%

Hong Kong Exchanges and Clearing Limited (A)	420,000	892,129

Utilities - Electric - 0.97%

Southern Company	21,800	639,176

Utilities - Telephone - 2.21%

BellSouth Corporation	33,500	793,280
China Mobile (Hong Kong) Limited (A)	124,000	327,437
China Unicom Limited (A)	412,000	337,818
		1,458,535

TOTAL COMMON STOCKS - 41.49%

		$27,346,561

(Cost: $26,763,494)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 0.89%

Banco Nacional de Comercio Exterior, S.N.C.,
7.25%, 2-2-04	$580	588,700

Beverages - 0.95%

Coca-Cola FEMSA, S.A. de C.V.,
8.95%, 11-1-06	450	520,875
Pepsi-Gemex, S.A. de C.V.,
9.75%, 3-30-04	100	103,875
		624,750

Broadcasting - 0.67%

Grupo Televisa, S.A.,
8.625%, 8-8-05	400	440,500

Food and Related - 1.18%

GRUMA, S.A. de C.V.,
7.625%, 10-15-07	250	267,813
Kellogg Company,
6.625%, 1-29-04	500	507,849
		775,662

Forest and Paper Products - 0.78%

Abitibi-Consolidated Inc.,
8.3%, 8-1-05	250	265,003
International Paper Company,
8.125%, 7-8-05	225	248,733
		513,736

Furniture and Furnishings - 0.16%

Leggett & Platt, Incorporated,
7.65%, 2-15-05	100	108,149

Leisure Time Industry - 0.31%

Royal Caribbean Cruises Ltd.,
8.125%, 7-28-04	200	207,500

Multiple Industry - 0.39%

National Rural Utilities Cooperative
Finance Corporation,
3.0%, 2-15-06	250	254,894

Petroleum - International - 0.80%

Petroleos Mexicanos,
6.5%, 2-1-05	500	527,500

Petroleum - Services - 0.25%

Pemex Finance Ltd. and Petroleos Mexicanos,
8.02%, 5-15-07		166,281

Railroad - 0.31%

MRS Logistica S.A.,
10.625%, 8-15-05	202	202,000

Trucking and Shipping - 0.46%

WMX Technologies, Inc.,
6.375%, 12-1-03	300	302,077

Utilities - Electric - 0.41%

Dominion Resources, Inc.,
7.625%, 7-15-05	250	274,393

Utilities - Telephone - 0.58%

Comtel Brasileira Ltda.,
10.75%, 9-26-04	150	158,250
Telefonos de Mexico, S.A. de C.V.,
8.25%, 1-26-06	200	222,500
		380,750

TOTAL CORPORATE DEBT SECURITIES - 8.14%

		$5,366,892

(Cost: $5,224,968)

OTHER GOVERNMENT SECURITIES

Germany - 4.35%

Bundesschwatzanweisungen Treasury Note,
2.5%, 3-18-05 (B)	EUR	2,450	2,869,328

Mexico - 0.45%

United Mexican States,
8.625%, 3-12-08		$ 250	297,750

Supranational - 0.80%

European Investment Bank,
2.88%, 1-17-06 (B)	HKD	4,000	526,522

TOTAL OTHER GOVERNMENT SECURITIES - 5.60%

			$3,693,600

(Cost: $3,414,838)

UNITED STATES GOVERNMENT SECURITIES
United States Treasury Notes:
3.0%, 2-29-04	$1,000	1,008,203
3.375%, 4-30-04	2,200	2,229,993

TOTAL UNITED STATES GOVERNMENT SECURITIES - 4.91%

		$3,238,196

(Cost: $3,199,857)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - (0.22%)	Face Amount in Thousands

Euro Dollar, 11-7-03 (B)	EUR	1,803	170,576
Euro Dollar, 11-7-03 (B)		1,803	(305,600)
Swiss Franc, 2-11-04 (B)	CHF	870	9,839
Swiss Franc, 2-11-04 (B)		870	(19,627)
			$ (144,812)
PUT OPTION - 0.05%	Number of Contracts

Wild Oats Markets, Inc., October 12.5,
Expires 10-18-03	196	$32,144
(Cost: $12,413)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper

Banks - 3.80%

UBS Finance Delaware LLC,
1.11%, 10-1-03	$ 2,505	2,505,000

Finance Companies - 1.61%

State Street Corporation,
1.11%, 10-1-03	1,056	1,056,000

Health Care - Drugs - 3.79%

Merck & Co., Inc.,
1.02%, 10-16-03	2,500	2,498,937

Total Commercial Paper - 9.20%

		6,059,937

United States Government Security - 21.22%

United States Treasury Bill,
0.00%, 11-6-03 (C)	14,000	13,987,470

TOTAL SHORT-TERM SECURITIES - 30.42%

		$20,047,407

(Cost: $20,047,407)

TOTAL INVESTMENTS - 101.67%

		$67,013,011

(Cost: $65,050,418)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.67%)

		(1,101,996)

NET ASSETS - 100.00%

		$65,911,015

Notes to Schedule of Investments

*No income dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro, HKD - Hong Kong Dollar, CHF - Swiss Franc).
(C)This security served as collateral for the following open futures contracts at September 30, 2003 (See Note 7 to financial statements):
Type	Number of Contracts	Expiration Date	Market Value	Cost
Standard & Poors 500	5	12-19-03	$1,242,625	$1,255,625
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

ASSET STRATEGY FUND
September 30, 2003
(In Thousands, Except for Per Share Amounts)

ASSETS
Investments - at value (Notes 1 and 3):
Bullion (cost - $6,387)	$7,433
Securities (cost - $58,663)	59,580

67,013
Cash	1
Receivables:
Dividends and interest	211
Fund shares sold	161
Investment securities sold	29
Variation margin	13

Total assets	67,428

LIABILITIES
Payable for investment securities purchased	1,309
Payable to Fund shareholders	152
Accrued shareholder servicing (Note 2)	21
Accrued accounting and administrative services fees (Note 2)	4
Accrued distribution and service fees (Note 2)	2
Accrued management fee (Note 2)	1
Other	28

Total liabilities	1,517

Total net assets	$65,911

NET ASSETS
$0.01 par value capital stock:
Capital stock	$56
Additional paid-in capital	65,365
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	72
Accumulated undistributed net realized loss
on investment transactions	(1,560)
Net unrealized appreciation in value of investments	1,978

Net assets applicable to outstanding units of capital	$65,911

Net asset value per share (net assets divided by shares outstanding):
Class A	$11.73
Class B	$11.70
Class C	$11.71
Class Y	$11.73
Capital shares outstanding:
Class A	1,108
Class B	432
Class C	3,998
Class Y	90
Capital shares authorized	200,000

STATEMENT OF OPERATIONS

ASSET STRATEGY FUND
For the Six Months Ended September 30, 2003
(In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$536
Dividends (net of foreign withholding taxes of $10)	203

Total income	739

Expenses (Note 2):
Investment management fee	231
Distribution fee:
Class A	1
Class B	16
Class C	184
Class Y	1
Shareholder servicing:
Class A	13
Class B	9
Class C	68
Class Y	1
Service fee:
Class A	14
Class B	5
Class C	61
Registration fees	41
Accounting and administrative services fees	20
Custodian fees	15
Audit fees	10
Legal fees	6
Other	15

Total expenses	711

Net investment income	28

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	$1,388
Realized net loss on futures contracts	(108)
Realized net loss on written options	(150)
Realized net loss on purchased options	(88)
Realized net gain on foreign currency transactions	71

Realized net gain on investments	1,113

Unrealized appreciation in value of securities
during the period	2,019
Unrealized appreciation in value of futures contracts
during the period	13
Unrealized appreciation in value of purchased options
during the period	20
Unrealized depreciation in value of forward currency
contracts during the period	(9)

Unrealized appreciation in value of investments
during the period	2,043

Net gain on investments	3,156

Net increase in net assets resulting from operations	$3,184

STATEMENT OF CHANGES IN NET ASSETS

ASSET STRATEGY FUND
(In Thousands)

	For the six months ended September 30, 2003	For the fiscal year ended March 31, 2003

INCREASE IN NET ASSETS
Operations:
Net investment income	$28	$327
Realized net gain on investments	1,113	866
Unrealized appreciation (depreciation)	2,043	(1,673)

Net increase (decrease) in net assets
resulting from operations	3,184	(480)

Distributions to shareholders from (Note 1F):(A)
Net investment income:
Class A	(27)	(88)
Class B	- *	(12)
Class C	(21)	(264)
Class Y	(4)	(11)
Realized gains on investment transactions:
Class A	-	-
Class B	-	-
Class C	-	-
Class Y	-	-

	(52)	(375)

Capital share transactions (Note 5)	(1,660)	11,160

Total increase	1,472	10,305
NET ASSETS
Beginning of period	64,439	54,134

End of period	$65,911	$64,439

Undistributed net investment income	$72	$25

*Not shown due to rounding.
(A)See "Financial Highlights" on pages 43 - 46.

FINANCIAL HIGHLIGHTS

ASSET STRATEGY FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-03

			For the fiscal year ended March 31,		For the period from 7-10-00(1) to 3-31-01

			2003	2002

Net asset value,
beginning of period	$11.18		$11.33	$11.98	$15.22

Income (loss) from
investment operations:
Net investment income	0.05		0.16	0.25	0.15
Net realized and unrealized
gain (loss) on
investments	0.53		(0.16)	(0.40)	(0.60)

Total from investment
operations	0.58		0.00	(0.15)	(0.45)

Less distributions from:
Net investment income	(0.03)		(0.15)	(0.30)	(0.13)
Capital gains	(0.00)		(0.00)	(0.20)	(2.66)

Total distributions	(0.03)		(0.15)	(0.50)	(2.79)

Net asset value,
end of period	$11.73		$11.18	$11.33	$11.98

Total return(2)	5.16%		0.00%	-1.25%	-3.77%
Net assets, end of
period (in millions)	$13		$9	$4	$2
Ratio of expenses to
average net assets	1.51	%(3)	1.40%	1.45%	1.26	%(3)
Ratio of net investment
income to average
net assets	0.71	%(3)	1.23%	2.28%	2.26	%(3)
Portfolio turnover rate	164.89%		109.38%	143.38%	214.77	%(4)

(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)For the fiscal year ended March 31, 2001.

FINANCIAL HIGHLIGHTS

ASSET STRATEGY FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-03

			For the fiscal year ended March 31,		For the period from 7-3-00(1) to 3-31-01

			2003	2002

Net asset value,
beginning of period	$11.17		$11.32	$11.97	$15.21

Income (loss) from
investment operations:
Net investment
income (loss)	(0.01)		0.05	0.17	0.07
Net realized and unrealized
gain (loss) on
investments	0.54		(0.15)	(0.41)	(0.60)

Total from investment
operations	0.53		(0.10)	(0.24)	(0.53)

Less distributions from:
Net investment
income	(0.00	)*	(0.05)	(0.21)	(0.05)
Capital gains	(0.00)		(0.00)	(0.20)	(2.66)

Total distributions	(0.00	)*	(0.05)	(0.41)	(2.71)

Net asset value,
end of period	$11.70		$11.17	$11.32	$11.97

Total return	4.76%		-0.92%	-2.03%	- 4.35%
Net assets, end of
period (in millions)	$5		$3	$3	$2
Ratio of expenses to
average net assets	2.47	%(2)	2.35%	2.25%	2.15	%(2)
Ratio of net investment
income (loss) to
average net assets	-0.25	%(2)	0.31%	1.50%	1.37	%(2)
Portfolio turnover rate	164.89%		109.38%	143.38%	214.77	%(3)

*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended March 31, 2001.

FINANCIAL HIGHLIGHTS

ASSET STRATEGY FUND
Class C Shares(1)
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-03		For the fiscal year ended March 31,
			2003	2002	2001	2000	1999

Net asset value, beginning of period	$11.17		$11.32	$11.97	$15.21	$11.20	$11.42

Income (loss) from investment operations:
Net investment income (loss)	(0.00)		0.05	0.19	0.11	0.03	0.15
Net realized and unrealized gain (loss) on investments	0.55		(0.14)	(0.43)	(0.62)	4.33	0.05

Total from investment operations	0.55		(0.09)	(0.24)	(0.51)	4.36	0.20

Less distributions from:
Net investment income	(0.01)		(0.06)	(0.21)	(0.07)	(0.05)	(0.16)
Capital gains	(0.00)		(0.00)	(0.20)	(2.66)	(0.30)	(0.26)

Total distributions	(0.01)		(0.06)	(0.41)	(2.73)	(0.35)	(0.42)

Net asset value, end of period	$11.71		$11.17	$11.32	$11.97	$15.21	$11.20

Total return	4.88%		-0.79%	-1.98%	- 4.22%	39.60%	1.79%
Net assets, end of period (in millions)	$47		$51	$47	$54	$52	$30
Ratio of expenses to average net assets	2.29	%(2)	2.20%	2.20%	2.15%	2.24%	2.32%
Ratio of net investment income (loss) to average net assets	-0.05	%(2)	0.46%	1.59%	0.86%	0.24%	1.38%
Portfolio turnover rate	164.89%		109.38%	143.38%	214.77%	204.12%	168.17%

(1)See Note 5.
(2)Annualized.

FINANCIAL HIGHLIGHTS

ASSET STRATEGY FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-03

			For the fiscal year ended March 31,

			2003

				2002

					2001

						2000

							1999

Net asset value, beginning of period	$11.18		$11.33	$11.98	$15.26	$11.21	$11.43

Income (loss) from investment operations:
Net investment income	0.04		0.11	0.28	0.24	0.15	0.26
Net realized and unrealized gain (loss) on investments	0.54		(0.10)	(0.42)	(0.63)	4.33	0.05

Total from investment operations	0.58		0.01	(0.14)	(0.39)	4.48	0.31

Less distributions from:
Net investment income	(0.03)		(0.16)	(0.31)	(0.23)	(0.13)	(0.27)
Capital gains	(0.00)		(0.00)	(0.20)	(2.66)	(0.30)	(0.26)

Total distributions	(0.03)		(0.16)	(0.51)	(2.89)	(0.43)	(0.53)

Net asset value, end of period	$11.73		$11.18	$11.33	$11.98	$15.26	$11.21

Total return	5.17%		0.08%	-1.14%	-3.39%	40.85%	2.75%
Net assets, end of period (in thousands)	$1,057		$1,150	$627	$550	$508	$307
Ratio of expenses to
average net assets	1.41	%(1)	1.32%	1.33%	1.32%	1.33%	1.45%
Ratio of net investment income to average net assets	0.86	%(1)	1.34%	2.44%	1.71%	1.14%	2.25%
Portfolio turnover rate	164.89%		109.38%	143.38%	214.77%	204.12%	168.17%

(1)Annualized.

SHAREHOLDER SUMMARY OF CORE EQUITY FUND

GOALS

Core Equity Fund

To seek capital growth and income.

Strategy

Invests primarily in common stocks of large United States and foreign companies with dominant market positions in their industries and that have the potential for capital appreciation or that are expected to resist market decline.

Founded

1992

Scheduled Dividend Frequency

Annually (December)

Performance Summary - Class C Shares

Per Share Data

For the Six Months Ended September 30, 2003

Net asset value on
9-30-03	$7.16
3-31-03	6.48

Change per share	$0.68

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF CORE EQUITY FUND

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Ivy Funds website at www.ivyfunds.com for more current performance information.

Average Annual Total Return (A)

	Class A		Class B

	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)
Period

1-year period ended 9-30-03	6.56%	13.06%	7.93%	11.93%
5-year period ended 9-30-03	-	-	-	-
10-year period ended 9-30-03	-	-	-	-
Since inception of Class(F)	-13.31%	-11.71%	-13.67%	-13.02%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.

(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.

(F)7-3-00 for Class A shares and 7-11-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period	Class C(B)	Class Y(C)

1-year period ended 9-30-03	12.05%	13.22%
5-year period ended 9-30-03	-1.61%	-0.74%
10-year period ended 9-30-03	6.83%	-
Since inception of Class(D)	-	5.85%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data from 3-24-00 represents the actual performance of Class C shares. Performance data prior to 3-24-00 represents the performance of the Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares. The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.

(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.

(D)12-29-95 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF CORE EQUITY FUND

Portfolio Highlights

On September 30, 2003, Core Equity Fund had net assets totaling $259,517,516 invested in a diversified portfolio of:

91.47%	Common Stocks
8.53%	Cash and Cash Equivalents

As a shareholder of Core Equity Fund, for every $100 you had invested on September 30, 2003, your Fund owned:
Energy Stocks	$16.98
Technology Stocks	$14.98
Health Care Stocks	$13.34
Financial Services Stocks	$11.61
Utilities Stocks	$10.64
Cash and Cash Equivalents	$8.53
Consumer Nondurables Stocks	$5.57
Retail Stocks	$5.27
Raw Materials Stocks	$5.12
Consumer Goods and Services Stocks	$4.03
Capital Goods Stocks	$1.98
Transportation Stocks	$1.95

THE INVESTMENTS OF CORE EQUITY FUND

September 30, 2003
	Shares	Value

COMMON STOCKS

Aircraft - 6.91%

Boeing Company (The)	74,900	$2,571,317
Lockheed Martin Corporation	278,805	12,866,851
Northrop Grumman Corporation	28,900	2,491,758
		17,929,926

Aluminum - 1.21%

Alcoa Incorporated	120,300	3,147,048

Banks - 7.51%

Bank of America Corporation	35,900	2,801,636
U.S. Bancorp	419,855	10,072,321
Wells Fargo & Company	128,455	6,615,433
		19,489,390

Beverages - 4.49%

Anheuser-Busch Companies, Inc.	99,525	4,910,563
Coca-Cola Company (The)	157,000	6,744,720
		11,655,283

Broadcasting - 4.03%

Cox Communications, Inc., Class A*	156,684	4,954,348
Liberty Media Corporation, Class A*	110,286	1,099,551
Viacom Inc., Class B	114,940	4,402,202
		10,456,101

Capital Equipment - 1.98%

Caterpillar Inc.	37,100	2,553,964
Deere & Company	48,500	2,585,535
		5,139,499

Chemicals - Petroleum and Inorganic - 1.95%

du Pont (E.I.) de Nemours and Company	89,995	3,600,700
Goodrich Corporation	60,600	1,468,944
		5,069,644

Chemicals - Specialty - 1.96%

Air Products and Chemicals, Inc.	112,730	5,084,123
Computers - Peripherals - 5.01%
Microsoft Corporation	209,820	5,835,094
SAP Aktiengesellschaft, ADR	235,600	7,164,596
		12,999,690

Electronic Components - 3.06%

Analog Devices, Inc.*	108,000	4,106,160
Intel Corporation	139,640	3,842,893
		7,949,053

Health Care- Drugs - 8.26%

Abbott Laboratories	155,500	6,616,525
Amgen Inc.*	51,230	3,306,128
Pfizer Inc.	379,031	11,514,962
		21,437,615

Health Care - General - 3.69%

Johnson & Johnson	62,255	3,082,868
Wyeth	140,600	6,481,660
		9,564,528

Hospital Supply and Management - 1.39%

Medtronic, Inc.	76,770	3,602,048

Household - General Products - 1.08%

Clorox Company (The)	61,300	2,811,831

Insurance - Property and Casualty - 4.10%

American International Group, Inc.	93,595	5,400,431
Berkshire Hathaway Inc., Class B*	2,100	5,241,600
		10,642,031

Petroleum - Canada - 1.12%

Nabors Industries Ltd.*	78,200	2,913,732

Petroleum - Domestic - 5.86%

Anadarko Petroleum Corporation	173,625	7,250,580
Burlington Resources Inc.	165,200	7,962,640
		15,213,220

Petroleum - International - 4.82%

Exxon Mobil Corporation	188,353	6,893,720
Royal Dutch Petroleum Company, NY Shares	126,900	5,608,980
		12,502,700

Petroleum - Services - 5.18%

Baker Hughes Incorporated	281,530	8,330,473
Schlumberger Limited	105,500	5,106,200
		13,436,673

Retail - General Merchandise - 4.76%

Costco Wholesale Corporation*	212,900	6,623,319
Kohl's Corporation*	107,000	5,724,500
		12,347,819

Retail - Specialty Stores - 0.51%

Lowe's Companies, Inc.	25,700	1,333,830

Trucking and Shipping - 1.95%

United Parcel Service, Inc., Class B	79,355	5,062,849

Utilities - Electric - 6.98%

Dominion Resources, Inc.	179,900	11,135,810
Southern Company	237,800	6,972,296
		18,108,106

Utilities - Telephone - 3.66%

BellSouth Corporation	109,425	2,591,184
SBC Communications Inc.	118,310	2,632,398
Vodafone Group Plc, ADR	210,600	4,264,650
		9,488,232

TOTAL COMMON STOCKS - 91.47%

		$237,384,971

(Cost: $195,431,622)

TOTAL SHORT-TERM SECURITIES - 9.29%

		$24,110,562

(Cost: $24,110,562)

TOTAL INVESTMENT SECURITIES - 100.76%

		$261,495,533

(Cost: $219,542,184)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.76%)

		(1,978,017)

NET ASSETS - 100.00%

		$259,517,516

Notes to Schedule of Investments

*No income dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

CORE EQUITY FUND
September 30, 2003
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $219,542)
(Notes 1 and 3)	$261,496
Receivables:
Investment securities sold	2,538
Dividends and interest	292
Fund shares sold	133

Total assets	264,459

LIABILITIES
Payable for investment securities purchased	3,435
Payable to Fund shareholders	1,218
Accrued shareholder servicing (Note 2)	135
Accrued accounting and administrative services fees (Note 2)	8
Accrued management fee (Note 2)	5
Accrued distribution fee (Note 2)	4
Due to custodian	3
Accrued service fee (Note 2)	2
Other	131

Total liabilities	4,941

Total net assets	$259,518

NET ASSETS
$0.01 par value capital stock:
Capital stock	$361
Additional paid-in capital	296,609
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(289)
Accumulated undistributed net realized loss on investment transactions	(79,127)
Net unrealized appreciation in value of investments	41,964

Net assets applicable to outstanding units of capital	$259,518

Net asset value per share (net assets divided by shares outstanding):
Class A	$7.36
Class B	$7.13
Class C	$7.16
Class Y	$7.62
Capital shares outstanding:
Class A	5,926
Class B	1,748
Class C	28,219
Class Y	187
Capital shares authorized	400,000

STATEMENT OF OPERATIONS

CORE EQUITY FUND
For the Six Months Ended September 30, 2003
(In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $41)	$2,358
Interest and amortization	124

Total income	2,482

Expenses (Note 2):
Investment management fee	895
Distribution fee:
Class A	2
Class B	35
Class C	794
Class Y	3
Shareholder servicing:
Class A	52
Class B	25
Class C	420
Class Y	2
Service fee:
Class A	38
Class B	12
Class C	265
Accounting and administrative services fees	39
Legal fees	22
Audit fees	17
Custodian fees	9
Other	135

Total expenses	2,765

Net investment loss	(283)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	3,583
Realized net gain on written options	95
Realized net gain on foreign currency transactions	1

Realized net gain on investments	3,679
Unrealized appreciation in value of investments during the period	19,208

Net gain on investments	22,887

Net increase in net assets resulting from operations	$ 22,604

STATEMENT OF CHANGES IN NET ASSETS

CORE EQUITY FUND
(In Thousands)

	For the six months ended September 30, 2003

		For the fiscal year ended March 31, 2003

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(283)	$(1,484)
Realized net gain on investments	3,679	(27,550)
Unrealized appreciation (depreciation)	19,208	(63,354)

Net increase (decrease) in net assets resulting from operations	22,604	(92,388)

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	-	-
Class B	-	-
Class C	-	-
Class Y	-	-
Realized gains on investment transactions:
Class A	-	-
Class B	-	-
Class C	-	-
Class Y	-	-

	-	-

Capital share transactions (Note 5)	16,934	(62,188)

Total increase (decrease)	39,538	(154,576)
NET ASSETS
Beginning of period	219,980	374,556

End of period	$259,518	$219,980

Undistributed net investment loss	$(289)	$(7)

(1)See "Financial Highlights" on pages 42 - 44.

FINANCIAL HIGHLIGHTS

CORE EQUITY FUND(1)
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-03

			For the fiscal year ended March 31,

					For the period from 7-3-00(2) to 3-31-01

			2003

				2002

Net asset value, beginning of period	$6.63		$8.89	$9.51	$13.89

Income (loss) from investment operations:
Net investment loss	(0.07)		(0.08)	(0.20)	(0.00)
Net realized and unrealized gain (loss) on investments	0.80		(2.18)	(0.11)	(2.00)

Total from investment operations	0.73		(2.26)	(0.31)	(2.00)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.31)	(2.38)

Total distributions	(0.00)		(0.00)	(0.31)	(2.38)

Net asset value, end of period	$7.36		$6.63	$8.89	$9.51

Total return(3)	11.01%		-25.42%	-3.18%	-16.72%
Net assets, end of period (in millions)	$44		$13	$9	$4
Ratio of expenses to average net assets	1.44	%(4)	1.31%	1.26%	1.18	%(4)
Ratio of net investment income (loss) to average net assets	0.43	%(4)	0.28%	-0.11%	-0.11	%(4)
Portfolio turnover rate	19.92%		39.13%	22.36%	39.02	%(5)

(1)Core Equity Fund (formerly Total Return Fund) changed its name effective October 2, 2000.
(2)Commencement of operations of the class.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the fiscal year ended March 31, 2001.

FINANCIAL HIGHLIGHTS

CORE EQUITY FUND(1)
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-03

			For the fiscal year ended March 31,

					For the period from 7-11-00 (2) to 3-31-01

			2003

				2002

Net asset value, beginning of period	$6.45		$8.74	$9.44	$14.10

Income (loss) from investment operations:
Net investment loss	(0.03)		(0.06)	(0.14)	(0.05)
Net realized and unrealized gain (loss) on investments	0.71		(2.23)	(0.25)	(2.23)

Total from investment operations	0.68		(2.29)	(0.39)	(2.28)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.31)	(2.38)

Total distributions	(0.00)		(0.00)	(0.31)	(2.38)

Net asset value, end of period	$7.13		$6.45	$8.74	$9.44

Total return	10.54%		-26.20%	- 4.06%	-18.50%
Net assets, end of period (in millions)	$13		$5	$6	$5
Ratio of expenses to average net assets	2.37	%(3)	2.36%	2.18%	2.11	%(3)
Ratio of net investment loss to average net assets	-0.48	%(3)	-0.76%	-1.04%	-1.02	%(3)
Portfolio turnover rate	19.92%		39.13%	22.36%	39.02	%(4)

(1)Core Equity Fund (formerly Total Return Fund) changed its name effective October 2, 2000. (2)Commencement of operations of the class. (3)Annualized. (4)For the fiscal year ended March 31, 2001.

FINANCIAL HIGHLIGHTS

CORE EQUITY FUND(1)
Class C Shares(2)
For a Share of Capital Stock Outstanding Throughout Each Period(3)

	For the six months ended 9-30-03

			For the fiscal year ended March 31,

			2003

				2002

					2001

						2000

							1999

Net asset value, beginning of period	$6.48		$8.76	$9.45	$13.76	$11.52	$12.24

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.04)	(0.08)	(0.11)	(0.01)	0.03
Net realized and unrealized gain (loss) on investments	0.69		(2.24)	(0.30)	(1.82)	2.71	0.82

Total from investment operations	0.68		(2.28)	(0.38)	(1.93)	2.70	0.85

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.03)	(0.01)
Capital gains	(0.00)		(0.00)	(0.31)	(2.38)	(0.43)	(1.56)

Total distributions	(0.00)		(0.00)	(0.31)	(2.38)	(0.46)	(1.57)

Net asset value, end of period	$7.16		$6.48	$8.76	$9.45	$13.76	$11.52

Total return	10.49%		-26.03%	-3.94%	-16.40%	23.98%	7.47%
Net assets, end of period (in millions)	$202		$200	$356	$440	$585	$508
Ratio of expenses to average net assets	2.27	%(4)	2.18%	2.05%	1.97%	1.98%	1.93%
Ratio of net investment income (loss) to average net assets	-0.32	%(4)	-0.58%	-0.91%	-0.93%	-0.12%	0.30%
Portfolio turnover rate	19.92%		39.13%	22.36%	39.02%	75.64%	54.73%

(1)Core Equity Fund (formerly Total Return Fund) changed its name effective October 2, 2000.
(2)See Note 5.
(3)Per share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
(4)Annualized.

FINANCIAL HIGHLIGHTS

CORE EQUITY FUND(1)
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period(2)

	For the six months ended 9-30-03

			For the fiscal year ended March 31,

			2003

				2002

					2001

						2000

							1999

Net asset value, beginning of period	$6.86		$9.19	$9.82	$14.08	$11.78	$12.46

Income (loss) from investment operations:
Net investment income (loss)	0.29		0.04	(0.11)	(0.04)	0.06	0.12
Net realized and unrealized gain (loss) on investments	0.47		(2.37)	(0.21)	(1.84)	2.80	0.84

Total from investment
operations	0.76		(2.33)	(0.32)	(1.88)	2.86	0.96

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.13)	(0.08)
Capital gains	(0.00)		(0.00)	(0.31)	(2.38)	(0.43)	(1.56)

Total distributions	(0.00)		(0.00)	(0.31)	(2.38)	(0.56)	(1.64)

Net asset value, end of period	$7.62		$6.86	$9.19	$9.82	$14.08	$11.78

Total return	11.08%		-25.35%	-3.18%	-15.62%	24.96%	8.37%
Net assets, end of period (in millions)	$1		$2	$4	$2	$2	$1
Ratio of expenses to average net assets	1.31	%(3)	1.20%	1.17%	1.15%	1.16%	1.15%
Ratio of net investment income (loss) to average net assets	0.68	%(3)	0.40%	-0.03%	-0.11%	0.67%	1.10%
Portfolio turnover rate	19.92%		39.13%	22.36%	39.02%	75.64%	54.73%

(1)Core Equity Fund (formerly Total Return Fund) changed its name effective October 2, 2000.
(2)Per share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
(3)Annualized.

SHAREHOLDER SUMMARY OF HIGH INCOME FUND

GOALS

High Income Fund

To seek a high level of current income as a primary goal and capital growth as a secondary goal when consistent with its primary goal.

Strategy

Invests primarily in high-yield, high-risk, fixed-income securities of United States and foreign issuers. The Fund invests primarily in lower quality, non-investment grade bonds, commonly called junk bonds. The Fund may invest up to 20% of its total assets in common stocks in order to seek capital growth.

Founded

1997

Scheduled Dividend Frequency

Declared daily, paid monthly

Performance Summary - Class C Shares

Per Share Data

For the Six Months Ended September 30, 2003

Dividends paid	$0.26

Net asset value on
9-30-03	$8.58
3-31-03	8.07

Change per share	$0.51

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF HIGH INCOME FUND

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Ivy Funds website at www.ivyfunds.com for more current performance information.

Average Annual Total Return (A)

	Class A		Class B

	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)
Period

1-year period ended 9-30-03	11.49%	18.30%	13.25%	17.25%
5-year period ended 9-30-03	-	-	-	-
10-year period ended 9-30-03	-	-	-	-
Since inception of Class (F)	4.96%	6.90%	5.22%	6.01%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.

(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.

(F)7-3-00 for Class A shares and 7-18-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period	Class C(B)	Class Y(C)

1-year period ended 9-30-03	17.33%	18.37%
5-year period ended 9-30-03	5.06%	-
10-year period ended 9-30-03	-	-
Since inception of Class(D)	4.71%	5.40%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data from 3-24-00 represents the actual performance of Class C shares. Performance data prior to 3-24-00 represents the performance of the Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares. The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.

(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.

(D)7-31-97 for Class C shares and 12-30-98 for Class Y shares (the date on which shares were first acquired by shareholders).

Investing in high income securities may carry a greater risk of nonpayment of interest or principal than higher-rated bonds.

SHAREHOLDER SUMMARY OF HIGH INCOME FUND

Portfolio Highlights

On September 30, 2003, High Income Fund had net assets totaling $44,176,215 invested in a diversified portfolio of:

89.91%	Corporate Debt Securities
6.91%	Cash and Cash Equivalents
3.18%	Common and Preferred Stocks, Rights and Warrants

As a shareholder of High Income Fund, for every $100 you had invested on September 30, 2003, your Fund owned:
Consumer Services Bonds	$15.34
Business Equipment and Services Bonds	$10.54
Utilities Bonds	$10.43
Consumer Nondurables Bonds	$9.76
Capital Goods Bonds	$7.23
Cash and Cash Equivalents	$6.91
Multi-Industry Bonds	$5.62
Retail Bonds	$5.08
Shelter Bonds	$4.51
Energy Bonds	$4.43
Raw Materials Bonds	$3.95
Health Care Bonds	$3.93
Common and Preferred Stocks, Rights and Warrants	$3.18
Technology Bonds	$3.06
Consumer Durables Bonds	$3.05
Miscellaneous Bonds	$2.98

THE INVESTMENTS OF HIGH INCOME FUND

September 30, 2003

COMMON AND PREFERRED STOCKS, RIGHTS AND WARRANTS	Shares	Value

Beverages - 1.31%

Constellation Brands, Inc.,
5.75% Preferred, Convertible*	20,000	$578,400

Broadcasting - 0.49%

Adelphia Communications Corporation,
13.0% Preferred*	2,500	20,625
Citadel Broadcasting Corporation*	10,000	197,600
		218,225

Communications Equipment - 0.00%

Primus Telecommunications Group,
Incorporated, Warrants*	300	330

Computers - Main and Mini - 0.58%

Xerox Corporation,
6.25% Preferred, Convertible*	2,500	255,850

Multiple Industry - 0.80%

Anvil Holdings, Inc., 13.0% Preferred*	14,774	350,887

Security and Commodity Brokers - 0.00%

ONO Finance Plc, Rights (A)*	250	3

Utilities - Telephone - 0.00%

IWO Holdings, Inc., Warrants (A)*	250	3
Intermedia Communications Inc., 13.5% Preferred*	1	2
		5

TOTAL COMMON AND PREFERRED STOCKS, RIGHTS  AND WARRANTS - 3.18%

		$1,403,700

(Cost: $1,476,811)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Aircraft - 1.17%

Orbital Sciences Corporation,
9.0%, 7-15-11	500	$517,500

Apparel - 0.23%

Perry Ellis International, Inc.,
8.875%, 9-15-13 (A)	100	102,000

Beverages - 0.61%

Constellation Brands, Inc.,
8.125%, 1-15-12	250	270,000
Broadcasting - 4.05%
Adelphia Communications Corporation,
10.875%, 10-1-10 (B)	500	350,000
Entravision Communications Corporation,
8.125%, 3-15-09	100	104,750
Gray Communications Systems, Inc.,
9.25%, 12-15-11	375	413,438
PanAmSat Corporation,
6.125%, 1-15-05	475	483,312
Sinclair Broadcast Group, Inc.,
8.75%, 12-15-11	250	271,875
Young Broadcasting Inc.,
10.0%, 3-1-11	155	164,300
		1,787,675

Business Equipment and Services - 9.32%

Alderwoods Group, Inc.,
12.25%, 1-2-09	500	553,750
Allbritton Communications Company,
7.75%, 12-15-12	100	102,000
Allied Waste North America, Inc.:
10.0%, 8-1-09	300	325,125
7.875%, 4-15-13	300	314,250
Armor Holdings, Inc.,
8.25%, 8-15-13 (A)	250	264,375
IESI Corporation,
10.25%, 6-15-12	100	108,500
Iron Mountain Incorporated:
8.625%, 4-1-13	300	319,500
6.625%, 1-1-16	75	71,063
Lamar Advertising Company,
8.625%, 9-15-07	125	129,062
Moore North America Finance Inc.,
7.875%, 1-15-11 (A)	125	132,813
Nextel Partners, Inc.,
8.125%, 7-1-11 (A)	400	390,000
Owens & Minor, Inc.,
8.5%, 7-15-11	250	274,375
Synagro Technologies, Inc.,
9.5%, 4-1-09	500	547,500
UCAR Finance Inc.,
10.25%, 2-15-12	275	300,437
Vertis, Inc.:
9.75%, 4-1-09 (A)	25	26,312
10.875%, 6-15-09	250	256,875
		4,115,937

Capital Equipment - 1.89%

CSK Auto, Inc.,
12.0%, 6-15-06	280	312,900
Esterline Technologies Corporation,
7.75%, 6-15-13 (A)	250	265,000
TRW Automotive Acquisition Corp.:
9.375%, 2-15-13 (A)	150	168,750
11.0%, 2-15-13 (A)	75	87,375
		834,025

Chemicals - Specialty - 3.95%

Buckeye Cellulose Corporation:
8.5%, 12-15-05	250	253,525
9.25%, 9-15-08	145	145,725
Buckeye Technologies Inc.,
8.5%, 10-1-13 (A)	250	257,500
Ethyl Corporation,
8.875%, 5-1-10	475	486,875
Salt Holdings Corporation,
0.0%, 6-1-13 (A)(C)	1,000	600,000
		1,743,625

Coal - 0.60%

Southern Star Central Corp.,
8.5%, 8-1-10 (A)	250	265,000
Communications Equipment - 1.28%
EchoStar DBS Corporation,
6.375%, 10-1-11 (A)	100	100,000
Primus Telecommunications Group, Incorporated,
11.25%, 1-15-09	450	465,750
		565,750

Computers - Peripherals - 0.26%

Titan Corporation (The),
8.0%, 5-15-11 (A)	100	117,000
Construction Materials - 2.20%
Brand Services, Inc.,
12.0%, 10-15-12	100	110,500
Interface, Inc.:
9.5%, 11-15-05	100	91,500
10.375%, 2-1-10	250	250,625
Jacuzzi Brands, Inc.,
9.625%, 7-1-10 (A)	500	518,750
		971,375

Containers - 4.13%

Alltrista Corporation,
9.75%, 5-1-12	200	215,250
Crown European Holdings SA,
9.5%, 3-1-11 (A)	500	537,500
Jarden Corporation,
9.75%, 5-1-12	50	53,812
MDP Acquisitions plc,
9.625%, 10-1-12	280	306,600
Packaging Corporation of America,
5.75%, 8-1-13 (A)	700	710,944
		1,824,106

Cosmetics and Toiletries - 0.82%

Armkel, LLC and Armkel Finance, Inc.,
9.5%, 8-15-09	100	110,250
Chattem, Inc.,
8.875%, 4-1-08	250	250,000
		360,250

Electrical Equipment - 1.94%

Nortek, Inc.,
9.25%, 3-15-07	250	257,500
Northwest Pipeline Corporation,
8.125%, 3-1-10	450	488,250
Rexnord Corporation,
10.125%, 12-15-12	100	111,000
		856,750

Electronic Components - 0.35%

Thomas & Betts Corporation,
7.25%, 6-1-13	150	153,000

Farm Machinery - 0.97%

Case New Holland Inc.,
9.25%, 8-1-11 (A)	400	430,000

Finance Companies - 2.16%

American Seafoods Group LLC and American Seafoods, Inc.,
10.125%, 4-15-10	300	351,000
DIRECTV Holdings LLC and DIRECTV
Financing Co., Inc.,
8.375%, 3-15-13 (A)	125	140,937
MSW Energy Holdings LLC and MSW Energy
Finance Co., Inc.,
8.5%, 9-1-10 (A)	100	104,500
NBC Acquisition Corp.,
10.75%, 2-15-09	350	357,875
		954,312

Food and Related - 0.91%

Cube Acquisition Corp.,
8.875%, 8-1-11 (A)	100	104,625
Merisant Company,
9.5%, 7-15-13 (A)	150	160,500
Pilgrim's Pride Corporation,
9.625%, 9-15-11	125	135,000
		400,125

Forest and Paper Products - 1.55%

Georgia-Pacific Corporation:
7.375%, 7-15-08 (A)	300	309,375
8.875%, 2-1-10	200	219,000
Jefferson Smurfit Corporation,
8.25%, 10-1-12	150	156,750
		685,125

Furniture and Furnishings - 1.21%

Associated Materials Incorporated,
9.75%, 4-15-12	505	534,037
Health Care - General - 0.36%
Sybron Dental Specialties, Inc.,
8.125%, 6-15-12	150	159,750
Homebuilders, Mobile Homes - 1.13%
WCI Communities, Inc.,
7.875%, 10-1-13 (A)	500	501,250

Hospital Supply and Management - 3.57%

Columbia/HCA Healthcare Corporation,
7.0%, 7-1-07	250	272,316
HCA Inc.,
6.3%, 10-1-12	250	254,806
Psychiatric Solutions, Inc.,
10.625%, 6-15-13 (A)	400	437,000
Select Medical Corporation,
7.5%, 8-1-13 (A)	200	206,500
Triad Hospitals, Inc.,
8.75%, 5-1-09	250	271,875
United Surgical Partners Holdings, Inc.,
10.0%, 12-15-11	125	136,250
		1,578,747

Hotels and Gaming - 3.37%

Hilton Hotels Corporation,
7.625%, 12-1-12	300	327,750
John Q Hammons Hotels, L.P. and John Q Hammons Hotels Finance Corporation III,
8.875%, 5-15-12	300	324,750
MGM MIRAGE,
8.5%, 9-15-10	250	281,250
Mohegan Tribal Gaming Authority,
8.0%, 4-1-12	150	162,000
Turning Stone Casino Resort Enterprise,
9.125%, 12-15-10 (A)	100	107,375
Venetian Casino Resort, LLC and Las
Vegas Sands, Inc.,
11.0%, 6-15-10	250	285,000
		1,488,125

Household - General Products - 3.06%

Del Monte Corporation,
8.625%, 12-15-12 (A)	100	109,250
Fort James Corporation,
6.625%, 9-15-04	300	307,500
Rayovac Corporation,
8.5%, 10-1-13 (A)	150	154,500
Sealy Mattress Company,
10.875%, 12-15-07	250	255,625
Simmons Company,
10.25%, 3-15-09	250	265,625
Susquehanna Media Co.,
7.375%, 4-15-13	250	258,750
		1,351,250

Leisure Time Industry - 1.53%

Hollywood Park, Inc.,
9.25%, 2-15-07	250	255,312
Royal Caribbean Cruises Ltd.,
8.0%, 5-15-10	250	263,750
Worldspan, L.P. and WS Financing Corp.,
9.625%, 6-15-11 (A)	150	157,125
		676,187

Metal Fabrication - 0.23%

Wolverine Tube, Inc.,
10.5%, 4-1-09	100	100,500

Motion Pictures - 3.73%

AMC Entertainment Inc.:
9.5%, 3-15-09	300	310,875
9.5%, 2-1-11	200	210,000
Cinemark USA, Inc.:
8.5%, 8-1-08	250	259,375
9.0%, 2-1-13	550	587,125
Regal Cinemas Corporation,
9.375%, 2-1-12	250	281,250
		1,648,625

Motor Vehicle Parts - 1.22%

Collins & Aikman Floorcoverings, Inc.,
9.75%, 2-15-10	100	105,500
Tenneco Automotive Inc.,
10.25%, 7-15-13 (A)	400	434,000
		539,500

Motor Vehicles - 1.83%

Sonic Automotive, Inc.,
8.625%, 8-15-13 (A)	750	810,000

Multiple Industry - 5.62%

Doane Pet Care Company,
10.75%, 3-1-10	300	330,000
Fisher Scientific International Inc.,
8.125%, 5-1-12	100	106,250
Muzak LLC and Muzak Finance Corp.,
10.0, 2-15-09	500	522,500
Owens-Brockway Glass Container Inc.,
8.75%, 11-15-12	520	557,700
Phoenix Color Corp.,
10.375%, 2-1-09	500	461,250
Tyco International Group S.A.,
3.125%, 1-15-23, Convertible (A)	100	112,250
Vivendi Universal S.A.,
9.25%, 4-15-10 (A)	125	143,594
WESCO Distribution, Inc.,
9.125%, 6-1-08	250	248,750
		2,482,294

Petroleum - Domestic - 1.56%

Chesapeake Energy Corporation,
8.125%, 4-1-11	200	217,000
Encore Acquisition Company,
8.375%, 6-15-12	100	105,000
Tom Brown, Inc. and Tom Brown Resources Funding Corp., Units,
7.25%, 9-15-13 (D)	250	258,750
Westport Resources Corporation,
8.25%, 11-1-11	100	109,250
		690,000

Petroleum - Services - 2.27%

Key Energy Services, Inc.,
8.375%, 3-1-08	250	268,750
Offshore Logistics, Inc.,
6.125%, 6-15-13	100	95,500
Pemex Project Funding Master Trust,
7.375%, 12-15-14	300	322,500
R&B Falcon Corporation,
9.5%, 12-15-08	250	315,840
		1,002,590

Publishing - 2.66%

CBD Media LLC and CBD Finance, Inc.,
8.625%, 6-1-11 (A)	325	345,313
Dex Media East LLC and Dex Media East Finance Co.,
12.125%, 11-15-12	150	181,125
Dex Media West LLC and Dex Media West Finance Co.:
8.5%, 8-15-10 (A)	100	108,750
9.875%, 8-15-13 (A)	250	282,500
TransWestern Publishing Company LLC,
9.625%, 11-15-07	250	258,125
		1,175,813

Railroad - 0.82%

Kansas City Southern Railway Company (The),
7.5%, 6-15-09	350	363,125

Real Estate Investment Trusts - 0.62%

Meritage Corporation,
9.75%, 6-1-11	250	273,750

Restaurants - 0.62%

Host Marriott, L.P.,
9.25%, 10-1-07	250	272,813

Retail - General Merchandise - 2.57%

AutoNation, Inc.,
9.0%, 8-1-08	250	280,000
Domino's, Inc.,
8.25%, 7-1-11 (A)	150	158,437
Roundy's, Inc.,
8.875%, 6-15-12	300	313,500
United Auto Group, Inc.,
9.625%, 3-15-12	350	382,375
		1,134,312

Retail - Specialty Stores - 1.89%

Cole National Group, Inc.,
8.875%, 5-15-12	350	343,000
Group 1 Automotive, Inc.,
8.25%, 8-15-13 (A)	125	134,688
Jo-Ann Stores, Inc.,
10.375%, 5-1-07	80	84,000
Michaels Stores, Inc.,
9.25%, 7-1-09	250	273,750
		835,438

Timesharing and Software - 1.22%

Cooperative Computing, Inc.,
10.5%, 6-15-11 (A)	250	270,000
NDCHealth Corporation,
10.5%, 12-1-12	250	271,250
		541,250

Utilities - Electric - 0.36%

AES Corporation (The),
8.75%, 5-15-13 (A)	150	157,500

Utilities - Gas and Pipeline - 3.69%

ANR Pipeline Company,
8.875%, 3-15-10	100	107,000
AmeriGas Partners, L.P. and AP Eagle Finance Corp.,
8.875%, 5-20-11	100	107,250
GulfTerra Energy Partners, L.P.,
8.5%, 6-1-10	500	538,750
Williams Companies, Inc. (The):
8.625%, 6-1-10	100	106,250
8.125%, 3-15-12	250	260,000
7.75%, 6-15-31	250	226,250
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp.,
12.0%, 11-1-10	250	285,000
		1,630,500

Utilities - Telephone - 6.38%

Charter Communications Holdings, LLC and Charter
Communications Holdings Capital Corporation,
10.0%, 4-1-09	100	79,000
COLT Telecom Group plc,
12.0%, 12-15-06	500	501,250
Dobson Communications Corporation,
8.875%, 10-1-13 (A)	350	353,938
Level 3 Communications, Inc.,
0.0%, 12-1-08 (C)	500	420,000
Level 3 Financing, Inc.,
10.75%, 10-15-11 (A)	300	298,500
Nextel Communications, Inc.:
9.95%, 2-15-08	650	683,313
7.375%, 8-1-15	350	353,500
Triton PCS, Inc.,
9.375%, 2-1-11	125	127,187
		2,816,688

TOTAL CORPORATE DEBT SECURITIES - 89.91%

		$39,717,599

(Cost: $37,346,242)

TOTAL SHORT-TERM SECURITIES - 5.11%

		$2,260,000

(Cost: $2,260,000)

TOTAL INVESTMENT SECURITIES - 98.20%

		$43,381,299

(Cost: $41,083,053)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.80%

		794,916

NET ASSETS - 100.00%

		$44,176,215

Notes to Schedule of Investments

*No income dividends were paid during the preceding 12 months.
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, the total value of these securities amounted to $11,075,732 or 25.07% of net assets.
(B)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(C)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
(D)Each unit of Tom Brown, Inc. and Tom Brown Resources Funding Corp. consists of $512 principal amount of 7.25% senior subordinated notes due September 15, 2013 of Tom Brown, Inc. and $488 principal amount of 7.25% senior subordinated notes due September 15, 2013 of Tom Brown Resources Funding Corp.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

HIGH INCOME FUND
September 30, 2003
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $41,083) (Notes 1 and 3)	$43,381
Receivables:
Dividends and interest	800
Investment securities sold	481
Fund shares sold	80
Prepaid registration fees	32

Total assets	44,774

LIABILITIES
Payable for investment securities purchased	500
Payable to Fund shareholders	47
Dividends payable	17
Accrued shareholder servicing (Note 2)	11
Accrued accounting and administrative services fees (Note 2)	2
Accrued distribution and service fees (Note 2)	1
Accrued management fee (Note 2)	1
Other	19

Total liabilities	598

Total net assets	$44,176

NET ASSETS
$0.01 par value capital stock:
Capital stock	$52
Additional paid-in capital	47,172
Accumulated undistributed income (loss):
Accumulated undistributed net realized loss on investment transactions	(5,346)
Net unrealized appreciation in value of investments	2,298

Net assets applicable to outstanding units of capital	$44,176

Net asset value per share (net assets divided by shares outstanding):
Class A	$8.58
Class B	$8.58
Class C	$8.58
Class Y	$8.58
Capital shares outstanding:
Class A	1,167
Class B	286
Class C	2,472
Class Y	1,226
Capital shares authorized	200,000

STATEMENT OF OPERATIONS

HIGH INCOME FUND
For the Six Months Ended September 30, 2003
(In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$1,646
Dividends	7

Total income	1,653

Expenses (Note 2):
Investment management fee	122
Distribution fee:
Class A	1
Class B	8
Class C	75
Class Y	12
Shareholder servicing:
Class A	10
Class B	4
Class C	30
Class Y	7
Service fee:
Class A	9
Class B	3
Class C	25
Registration fees	21
Accounting and administrative services fees	13
Audit fees	9
Custodian fees	4
Other	10

Total expenses	363

Net investment income	1,290

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	720
Unrealized appreciation in value of investments during the period	1,521

Net gain on investments	2,241

Net increase in net assets resulting from operations	$3,531

STATEMENT OF CHANGES IN NET ASSETS

HIGH INCOME FUND
(In Thousands)

	For the six months ended September 30, 2003	For the fiscal year ended March 31, 2003

INCREASE IN NET ASSETS
Operations:
Net investment income	$1,290	$1,621
Realized net gain (loss) on investments	720	(1,158)
Unrealized appreciation	1,521	259

Net increase in net assets resulting from operations
	3,531	722

Distributions to shareholders from net investment income (Note 1F):(1)

Class A	(270)	(288)
Class B	(63)	(81)
Class C	(623)	(1,224)
Class Y	(334)	(28)

	(1,290))	(1,621)

Capital share transactions (Note 5)	11,835	10,768

Total increase	14,076	9,869
NET ASSETS
Beginning of period	30,100	20,231

End of period	$44,176	$30,100

Undistributed net investment income	$-	$-

(1)See "Financial Highlights" on pages 42 - 47.

FINANCIAL HIGHLIGHTS

HIGH INCOME FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended

			For the fiscal year ended March 31,		For the period from 7-3-00(1) to

	9-30-03

			2003

				2002	3-31-01

Net asset value, beginning of period	$8.07		$8.48	$8.54	$9.04

Income (loss) from investment operations:
Net investment income	0.28		0.64	0.74	0.58
Net realized and unrealized gain (loss) on investments	0.51		(0.41)	(0.06)	(0.50)

Total from investment operations	0.79		0.23	0.68	0.08

Less distributions:
Declared from net investment income	(0.28)		(0.64)	(0.74)	(0.58)
From capital gains	(0.00)		(0.00)	(0.00)	(0.00)

Total distributions	(0.28)		(0.64)	(0.74)	(0.58)

Net asset value, end of period	$8.58		$8.07	$8.48	$8.54

Total return(2)	10.12%		3.02%	8.46%	0.90%
Net assets, end of period (000 omitted)	$9,978		$6,269	$1,895	$442
Ratio of expenses to average net assets including voluntary expense waiver	1.43	%(3)	0.91%	0.84%	1.05	%(3)
Ratio of net investment income to average net assets including voluntary expense waiver	7.02	%(3)	7.83%	9.00%	9.01	%(3)
Ratio of expenses to average net
assets excluding voluntary
expense waiver	-	(4)	1.44%	1.14%	1.42	%(3)
Ratio of net investment income to average net assets excluding voluntary expense waiver	-	(4)	7.30%	8.70%	8.64	%(3)
Portfolio turnover rate	47.39%		52.20%	82.42%	114.89	%(5)

(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.
(5)For the fiscal year ended March 31, 2001.

FINANCIAL HIGHLIGHTS

HIGH INCOME FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended

			For the fiscal year ended March 31,		For the period from 7-18-00(1) to

	9-30-03

			2003

				2002	3-31-01

Net asset value, beginning of period	$8.07		$8.48	$8.54	$9.03

Income (loss) from investment operations:
Net investment income	0.26		0.56	0.68	0.48
Net realized and unrealized gain (loss) on investments	0.51		(0.41)	(0.06)	(0.49)

Total from investment operations	0.77		0.15	0.62	(0.01)

Less distributions:
Declared from net investment income	(0.26)		(0.56)	(0.68)	(0.48)
From capital gains	(0.00)		(0.00)	(0.00)	(0.00)

Total distributions	(0.26)		(0.56)	(0.68)	(0.48)

Net asset value, end of period	$8.58		$8.07	$8.48	$8.54

Total return	9.64%		2.06%	7.64%	0.09%
Net assets, end of period (in millions)	$2		$2	$1	$1
Ratio of expenses to average net assets including voluntary expense waiver	2.30	%(2)	1.84%	1.74%	1.85	%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	6.14	%(2)	6.90%	8.09%	8.30	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(3)	2.37%	2.36%	2.50	%(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	-	(3)	6.37%	7.47%	7.65	%(2)
Portfolio turnover rate	47.39%		52.20%	82.42%	114.89	%(4)
(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.
(4)For the fiscal year ended March 31, 2001.

FINANCIAL HIGHLIGHTS

HIGH INCOME FUND
Class C Shares(1)
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended

			For the fiscal year ended March 31,

	9-30-03

			2003

				2002

					2001

						2000

							1999

Net asset value, beginning of period	$8.07		$8.48	$8.54	$9.27	$9.94	$10.79

Income (loss) from investment operations:
Net investment income	0.26		0.57	0.68	0.73	0.69	0.63
Net realized and unrealized gain (loss) on investments	0.51		(0.41)	(0.06)	(0.73)	(0.67)	(0.82)

Total from investment operations	0.77		0.16	0.62	0.00	0.02	(0.19)

Less distributions:
Declared from net investment income	(0.26)		(0.57)	(0.68)	(0.73)	(0.69)	(0.63)
From capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.03)

Total distributions	(0.26)		(0.57)	(0.68)	(0.73)	(0.69)	(0.66)

Net asset value, end of period	$8.58		$8.07	$8.48	$8.54	$9.27	$9.94

Total return	9.68%		2.15%	7.58%	0.18%	0.17%	-1.72%
Net assets, end of period (in millions)	$21		$18	$17	$19	$23	$25
Ratio of expenses to average net assets including voluntary expense waiver	2.23	%(2)	1.74%	1.82%	1.78%	2.17%	2.20%
Ratio of net investment income to average net assets including voluntary expense waiver	6.19	%(2)	7.05%	8.01%	8.38%	7.16%	6.29%
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(3)	2.27%	2.46%	2.41%	2.26%	-
Ratio of net investment income to average net assets excluding voluntary expense waiver	-	(3)	6.52%	7.36%	7.75%	7.07%	-
Portfolio turnover rate	47.39%		52.20%	82.42%	114.89%	71.31%	50.98%
(1)See Note 5.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

FINANCIAL HIGHLIGHTS

HIGH INCOME FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended

			For the fiscal year ended March 31,				For the period from 12-30-98(1)

	9-30-03

			2003

				2002

					2001

						2000	3-31-99

Net asset value, beginning of period	$8.07		$8.48	$8.54	$9.27	$9.94	$9.97

Income (loss) from investment operations:
Net investment income	0.30		0.64	0.75	0.78	0.77	0.20
Net realized and unrealized gain (loss) on investments	0.51		(0.41)	(0.06)	(0.73)	(0.67)	0.00

Total from investment operations	0.81		0.23	0.69	0.05	0.10	0.20

Less distributions:
Declared from net investment income	(0.30)		(0.64)	(0.75)	(0.78)	(0.77)	(0.20)
From capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.03)

Total distributions	(0.30)		(0.64)	(0.75)	(0.78)	(0.77)	(0.23)

Net asset value, end of period	$8.58		$8.07	$8.48	$8.54	$9.27	$9.94

Total return	10.19%		3.03%	8.50%	0.79%	0.94%	2.45%
Net assets, end of period (000 omitted)	$10,515		$3,643	$64	$12	$6	$6
Ratio of expenses to average net assets including voluntary expense waiver	1.29	%(2)	1.08%	0.79%	1.20%	1.40%	0.26	%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	7.13	%(2)	7.22%	8.99%	8.95%	7.85%	8.55	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(3)	1.61%	1.08%	1.62%	1.46%	-
Ratio of net investment income to average net assets excluding voluntary expense waiver	-	(3)	6.69%	8.71%	8.52%	7.79%	-
Portfolio turnover rate	47.39%		52.20%	82.42%	114.89%	71.31%	50.98	%(4)
(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.
(4)For the fiscal year ended March 31, 1999.

SHAREHOLDER SUMMARY OF INTERNATIONAL GROWTH FUND

GOALS

International Growth Fund

To seek long-term appreciation of capital as a primary goal and current income as a secondary goal.

Strategy

Invests primarily in common stocks of foreign companies that have the potential to provide long-term growth. The Fund emphasizes growth stocks which are securities of companies whose earnings are likely to grow faster than the economy.

Founded

1992

Scheduled Dividend Frequency

Annually (December)

Performance Summary - Class C Shares

Per Share Data

For the Six Months Ended September 30, 2003

Net asset value on
9-30-03	$8.63
3-31-03	7.40

Change per share	$1.23

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF INTERNATIONAL GROWTH FUND

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Ivy Funds website at www.ivyfunds.com for more current performance information.

Average Annual Total Return(A)

	Class A		Class B

	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)
Period

1-year period ended 9-30-03	7.04%	13.57%	8.32%	12.32%
5-year period ended 9-30-03	-	---	-	---
10-year period ended 9-30-03	-	---	-	---
Since inception of Class (F)	-19.75%	-18.27%	-19.99%	-19.46%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.

(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.

(F)7-3-00 for Class A shares and 7-10-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period	Class C(B)	Class Y(C)

1-year period ended 9-30-03	12.52%	14.41%
5-year period ended 9-30-03	0.79%	1.96%
10-year period ended 9-30-03	5.82%	-
Since inception of Class (D)	-	7.60%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data from 3-24-00 represents the actual performance of Class C shares. Performance data prior to 3-24-00 represents the performance of the Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares. The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.

(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.

(D)12-29-95 for Class Y shares (the date on which shares were first acquired by shareholders).

International investing involves special risks, including political, economic and currency risks.

SHAREHOLDER SUMMARY OF INTERNATIONAL GROWTH FUND

Portfolio Highlights

On September 30, 2003, International Growth Fund had net assets totaling $68,959,279 invested in a diversified portfolio of:

97.04%	Common Stocks
2.96%	Cash and Cash Equivalents

As a shareholder of International Growth Fund, for every $100 you had invested on September 30, 2003, your Fund was invested by geographic region and by industry, respectively, as follows:
Europe	$58.24
Pacific Basin	$30.18
Scandinavia	$3.55
Cash and Cash Equivalents	$2.96
Canada	$2.71
Caribbean	$0.93
Mexico	$0.89
Middle East	$0.54

Financial Services Stocks	$23.17
Health Care Stocks	$10.63
Business Equipment and Services Stocks	$8.60
Consumer Services Stocks	$7.55
Energy Stocks	$6.45
Consumer Nondurables Stocks	$6.29
Capital Goods Stocks	$6.18
Utilities Stocks	$5.61
Consumer Durables Stocks	$4.90
Retail Stocks	$4.62
Miscellaneous Stocks	$4.55
Technology Stocks	$4.42
Multi-Industry Stocks	$4.07
Cash and Cash Equivalents	$2.96

THE INVESTMENTS OF INTERNATIONAL GROWTH FUND

September 30, 2003

	Shares	Value

COMMON STOCKS

Australia - 3.84%

News Corporation Limited (The) (A)	112,730	$922,087
Novogen LTD (A)*	474,580	1,727,792
		2,649,879

Austria - 1.57%

Erste Bank der oesterreichischen Sparkassen AG (A)	10,700	1,082,815

Canada - 2.71%

EnCana Corporation (A)	28,100	1,017,317
Shoppers Drug Mart Corporation (A)(B)	42,600	849,981
		1,867,298

Cayman Islands- 0.93%

Lee & Man Paper Manufacturing Limited (A)(B)*	1,100,000	642,722

Denmark- 1.13%

GN Store Nord as (A)*	140,000	777,717

Finland - 1.36%

KONE Corporation, Class B (A)	19,000	937,357

France - 7.96%

Cap Gemini SA (A)*	8,000	331,849
Lafarge (A)	8,000	518,747
Publicis Groupe S.A. (A)	30,000	824,262
Sanofi-Synthelabo (A)	11,810	718,325
Societe Generale, Class A (A)	2,700	179,953
TF1 SA (A)	25,000	740,776
TotalFinaElf, S.A. (A)	9,620	1,452,715
VINCI (A)	10,000	720,676
		5,487,303

Germany - 9.34%

Allianz Aktiengesellschaft, Registered Shares (A)	11,400	998,903
Deutsche Post AG (A)	12,000	202,745
Deutsche Telekom AG, Registered Shares (A)*	55,210	794,484
Infineon Technologies AG (A)*	51,500	670,887
Linde AG (A)	8,700	356,831
MEDION AG (A)	10,500	410,471
Munchener Ruckversicherungs - Gesellschaft Aktiengesellschaft(A)	5,500	546,782
PUMA Aktiengesellschaft Rudolf Dassler Sport (A)	9,800	1,238,957
Siemens AG (A)	20,522	1,219,524
		6,439,584

Greece - 3.43%

Alpha Bank (A)*	70,000	1,445,314
OPAP S.A. (A)(B)	75,000	917,595
		2,362,909

Hong Kong - 4.16%

China Mobile (Hong Kong) Limited (A)	130,000	343,280
Hutchison Whampoa Limited, Ordinary Shares (A)	153,000	1,116,226
Johnson Electric Holdings Limited (A)	330,000	509,207
Sun Hung Kai Properties Limited (A)	110,700	896,961
		2,865,674

India - 0.64%

Infosys Technologies Limited	6,500	444,048

Ireland - 1.68%

DePfa Deutsche Pfandbriefbank AG (A)	12,100	1,160,341

Israel - 0.54%

Check Point Software Technologies Ltd.*	22,300	375,086

Italy - 3.08%

Alleanza Assicurazioni S.p.A. (A)	60,000	578,172
Banca Nazionale Lavoro S.p.A. (A)*	350,000	691,255
Eni S.p.A. (A)	56,000	856,096
		2,125,523

Japan - 18.54%

ACOM CO., LTD (A)	4,200	188,828
AIFUL Corporation (A)	3,600	217,741
Canon Inc. (A)	20,930	1,025,511
Dentsu Inc. (A)	225	938,888
Fuji Photo Film Co., Ltd. (A)	21,000	618,118
Funai Electric Co., Ltd. (A)	2,900	387,760
Hokuto Corporation (A)	20	290
Kyocera Corporation (A)	11,900	704,805
Mitsubishi Corporation (A)	105,000	901,736
NTT DoCoMo, Inc. (A)	300	734,958
Nintendo Co., Ltd. (A)	5,700	478,772
Nippon Television Network Corporation (A)	6,000	879,795
Nippon Yusen Kabushiki Kaisha (A)	100,000	395,746
Nissan Motor Co., Ltd. (A)	63,700	688,819
Nomura Holdings, Inc. (A)	87,600	1,414,995
ORIX Corporation (A)	11,000	861,758
Promise Co., Ltd. (A)	4,800	211,065
Ricoh Company, Ltd. (A)	64,000	1,142,908
Sumitomo Chemical Company, Limited (A)	181,000	661,076
Takeda Chemical Industries, Ltd. (A)	9,000	328,712
		12,782,281

Korea - 1.48%

Samsung Electronics Co., Ltd. (A)	3,000	1,022,475

Mexico - 0.89%

Grupo Televisa, S.A., GDR	16,700	611,053

Netherlands - 3.71%

ASML Holding N.V. (A)*	35,000	458,798
ING Groep N.V., Certicaaten Van Aandelen (A)	40,010	733,327
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	30,000	680,244
Royal Dutch Petroleum Company (A)	15,700	689,853
		2,562,222

Singapore - 1.52%

DBS Group Holdings Ltd (A)	141,000	1,051,935

Spain - 0.78%

Enagas, S.A. (A)	21,500	188,139
Telefonica, S.A. (A)	29,400	347,365
		535,504

Sweden - 1.06%

Telefonaktiebolaget LM Ericsson, Class B (A)*	500,800	730,491

Switzerland - 9.76%

Adecco S.A. (A)	4,350	214,996
Baloise-Holding, Registered Shares (A)	11,500	428,136
Credit Suisse Group, Registered Shares (A)	46,000	1,472,125
Nestle S.A., Registered Shares (A)	3,600	830,329
Novartis AG, Registered Shares (A)	40,020	1,549,024
Roche Holdings AG, Genussschein (A)	18,500	1,534,427
Zurich Financial Services (A)*	5,600	699,894
		6,728,931

United Kingdom - 16.93%

BP p.l.c. (A)	62,000	425,597
British Sky Broadcasting Group plc (A)*	111,000	1,133,710
Compass Group PLC (A)	144,000	830,518
GlaxoSmithKline plc (A)	71,000	1,473,934
HBOS plc (A)	33,800	386,511
HSBC Holdings plc (A)	57,700	760,992
NEXT plc (A)	9,790	182,897
Reckitt Benckiser plc (A)	82,000	1,649,136
Rio Tinto plc (A)	16,200	345,461
Royal Bank of Scotland Group plc (The) (A)	33,687	856,665
tesco plc (A)	330,000	1,321,868
Vodafone Group Plc (A)	734,100	1,464,177
WPP Group plc (A)	100,000	843,516
		11,674,982

TOTAL COMMON STOCKS - 97.04%

		$66,918,130

(Cost: $60,584,116)

TOTAL SHORT-TERM SECURITIES - 0.13%

		$92,000

(Cost: $92,000)

TOTAL INVESTMENT SECURITIES - 97.17%

		$67,010,130

(Cost: $60,676,116)

CASH AND OTHER ASSETS, NET OF LIABILITIES- 2.83%

		1,949,149

NET ASSETS - 100.00%

		$68,959,279

Notes to Schedule of Investments

*No income dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, the total value of these securities amounted to $2,410,298 or 3.50% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

INTERNATIONAL GROWTH FUND
September 30, 2003
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $60,676)
(Notes 1 and 3)	$67,010
Receivables:
Investment securities sold	2,658
Fund shares sold	588
Dividends and interest	297

Total assets	70,553

LIABILITIES
Payable for investment securities purchased	1,013
Payable to Fund shareholders	309
Accrued shareholder servicing (Note 2)	62
Due to custodian	7
Accrued accounting and administrative services fees (Note 2)	4
Accrued distribution and service fees (Note 2)	2
Accrued management fee (Note 2)	2
Other	195

Total liabilities	1,594

Total net assets	$68,959

NET ASSETS
$0.01 par value capital stock:
Capital stock	$79
Additional paid-in capital	132,885
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	587
Accumulated undistributed net realized loss
on investment transactions	(70,945)
Net unrealized appreciation in value of investments	6,353

Net assets applicable to outstanding units of capital	$68,959

Net asset value per share (net assets divided by shares outstanding):
Class A	$ 8.87
Class B	$ 8.57
Class C	$ 8.63
Class Y	$ 9.61
Capital shares outstanding:
Class A	1,165
Class B	506
Class C	5,668
Class Y	558
Capital shares authorized	400,000

STATEMENT OF OPERATIONS

INTERNATIONAL GROWTH FUND
For the Six Months Ended September 30, 2003
(In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $96)	$941
Interest and amortization	21

Total income	962

Expenses (Note 2):
Investment management fee	301
Shareholder servicing:
Class A	28
Class B	16
Class C	176
Class Y	8
Distribution fee:
Class A	1
Class B	13
Class C	184
Class Y	12
Custodian fees	96
Service fee:
Class A	11
Class B	4
Class C	61
Accounting and administrative services fees	21
Audit fees	18
Legal fees	4
Other	84

Total expenses	1,038

Net investment loss	(76)

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	701
Realized net gain on foreign currency transactions	665

Realized net gain on investments	1,366
Unrealized appreciation in value of investments during the period	10,046

Net gain on investments	11,412

Net increase in net assets resulting from operations	$11,336

STATEMENT OF CHANGES IN NET ASSETS

INTERNATIONAL GROWTH FUND
(In Thousands)

	For the six months ended September 30, 2003	For the fiscal year ended March 31, 2003

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(76)	$(499)
Realized net gain (loss) on investments	1,366	(15,735)
Unrealized appreciation (depreciation)	10,046	(2,857)

Net increase (decrease) in net assets
resulting from operations	11,336	(19,091)

Distributions to shareholders from
realized gains on investment
transactions (Note 1F):(1)
Class A	-	-
Class B	-	-
Class C	-	-
Class Y	-	-

	-	-

Capital share transactions (Note 5)	(6,883)	(7,585)

Total increase (decrease)	4,453	(26,676)
NET ASSETS
Beginning of period	64,506	91,182

End of period	$ 68,959	$ 64,506

Undistributed net investment income (loss)	$ 587	$ (2)

(1) See "Financial Highlights" on pages 67 - 70.

FINANCIAL HIGHLIGHTS

INTERNATIONAL GROWTH FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the period from 7-3-00(1) to

	9-30-03

			2003

				2002

					3-31-01

Net asset value,
beginning of period	$7.57		$9.82	$12.03	$24.33

Income (loss) from
investment operations:
Net investment loss	(0.08)		(0.03)	(0.17)	(0.02)
Net realized and
unrealized gain (loss)
on investments	1.38		(2.22)	(2.01)	(6.46)

Total from investment
operations	1.30		(2.25)	(2.18)	(6.48)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.03)	(5.82)

Total distributions	(0.00)		(0.00)	(0.03)	(5.82)

Net asset value,
end of period	$8.87		$7.57	$9.82	$12.03

Total return(2)	17.17%		-22.91%	-18.12%	-29.73%
Net assets, end of
period (in millions)	$10		$5	$7	$5
Ratio of expenses to
average net assets	2.36	%(3)	2.10%	1.89%	1.72	%(3)
Ratio of net investment
income (loss) to
average net assets	0.14	%(3)	-0.10%	-0.49%	-0.31	%(3)
Portfolio turnover rate	120.17%		107.62%	133.83%	103.03	%(4)
(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)For the fiscal year ended March 31, 2001.

FINANCIAL HIGHLIGHTS

INTERNATIONAL GROWTH FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the period from 7-10-00(1) to

	9-30-03

			2003

				2002

					3-31-01

Net asset value,
beginning of period	$7.35		$9.65	$11.94	$24.59

Income (loss) from
investment operations:
Net investment loss	(0.05)		(0.11)	(0.19)	(0.09)
Net realized and
unrealized gain (loss)
on investments	1.27		(2.19)	(2.07)	(6.74)

Total from investment
operations	1.22		(2.30)	(2.26)	(6.83)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.03)	(5.82)

Total distributions	(0.00)		(0.00)	(0.03)	(5.82)

Net asset value,
end of period	$8.57		$7.35	$9.65	$11.94

Total return	16.60%		-23.83%	-18.93%	-30.89%
Net assets, end of
period (in millions)	$5		$2	$2	$2
Ratio of expenses to
average net assets	3.41	%(2)	3.24%	2.89%	2.61	%(2)
Ratio of net investment
loss to average net assets	-1.26	%(2)	-1.22%	-1.42%	-1.30	%(2)
Portfolio turnover rate	120.17%		107.62%	133.83%	103.03	%(3)
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended March 31, 2001.

FINANCIAL HIGHLIGHTS

INTERNATIONAL GROWTH FUND
Class C Shares(1)
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,

	9-30-03

			2003

				2002

					2001

						2000

							1999

Net asset value,
beginning of period	$7.40		$9.69	$11.96	$28.58	$15.58	$15.04

Income (loss) from
investment operations:
Net investment loss	(0.03)		(0.08)	(0.11)	(0.17)	(0.34)	(0.07)
Net realized and
unrealized gain (loss)
on investments	1.26		(2.21)	(2.13)	(10.63)	15.14	1.55

Total from investment
operations	1.23		(2.29)	(2.24)	(10.80)	14.80	1.48

Less distributions from:
Net investment
income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.03)	(5.82)	(1.80)	(0.94)

Total distributions	(0.00)		(0.00)	(0.03)	(5.82)	(1.80)	(0.94)

Net asset value,
end of period	$8.63		$7.40	$9.69	$11.96	$28.58	$15.58

Total return	16.62%		-23.63%	-18.73%	- 40.45%	97.89%	10.36%
Net assets, end of
period (in millions)	$49		$46	$74	$123	$233	$100
Ratio of expenses to
average net assets	3.16	%(2)	2.93%	2.62%	2.36%	2.37%	2.35%
Ratio of net investment
loss to average net
assets	-0.47	%(2)	-0.86%	-1.03%	-1.03%	-1.48%	-0.53%
Portfolio turnover rate	120.17%		107.62%	133.83%	103.03%	125.71%	116.25%
(1)See Note 5.
(2)Annualized.

FINANCIAL HIGHLIGHTS

INTERNATIONAL GROWTH FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,

	9-30-03

			2003

				2002

					2001

						2000

							1999

Net asset value,
beginning of period	$8.17		$10.55	$12.87	$29.86	$16.08	$15.35

Income (loss) from
investment operations:
Net investment
income (loss)	0.05		(0.16)	(0.18)	(0.17)	(1.41)	0.05
Net realized and
unrealized gain (loss)
on investments	1.39		(2.22)	(2.11)	(11.00)	16.99	1.62

Total from investment
operations	1.44		(2.38)	(2.29)	(11.17)	15.58	1.67

Less distributions from:
Net investment
income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.03)	(5.82)	(1.80)	(0.94)

Total distributions	(0.00)		(0.00)	(0.03)	(5.82)	(1.80)	(0.94)

Net asset value,
end of period	$9.61		$8.17	$10.55	$12.87	$29.86	$16.08

Total return	17.63%		-22.56%	-17.79%	-39.91%	99.74%	11.41%
Net assets, end of
period (000 omitted)	$5,369		$11,205	$8,314	$6,594	$5,296	$629
Ratio of expenses to
average net assets	1.87	%(1)	1.63%	1.52%	1.44%	1.48%	1.44%
Ratio of net investment
income (loss) to
average net assets	1.10	%(1)	0.39%	-0.11%	-0.02%	-0.80%	0.36%
Portfolio turnover rate	120.17%		107.62%	133.83%	103.03%	125.71%	116.25%
(1)Annualized.

SHAREHOLDER SUMMARY OF LARGE CAP GROWTH FUND

GOAL

Large Cap Growth Fund

To seek the appreciation of your investment.

Strategy

Invests primarily in a diversified portfolio of common stocks issued by growth-oriented large to medium sized United States and foreign companies that the Fund's investment manager believes have appreciation potential.

Founded

2000

Scheduled Dividend Frequency

Annually (December)

Performance Summary - Class A Shares

Per Share Data

For the Six Months Ended September 30, 2003

Net asset value on
9-30-03	$8.34
3-31-03	7.24

Change per share	$1.10

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF LARGE CAP GROWTH FUND

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Ivy Funds website at www.ivyfunds.com for more current performance information.

Average Annual Total Return(A)

	Class A		Class B

	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)
Period

1-year period ended 9-30-03	13.59%	20.52%	14.55%	18.55%
5-year period ended 9-30-03	-	-	-	-
10-year period ended 9-30-03	-	-	-	-
Since inception of Class(F)	-6.85%	-5.14%	-7.49%	-6.61%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.

(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.

(F)6-30-00 for Class A shares and 7-6-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period	Class C(B)	Class Y(C)

1-year period ended 9-30-03	19.24%	20.61%
5-year period ended 9-30-03	-	-
10-year period ended 9-30-03	-	-
Since inception of Class (D)	-6.05%	-5.10%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.

(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.

(D)7-3-00 for Class C shares and 7-6-00 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF LARGE CAP GROWTH FUND

Portfolio Highlights

On September 30, 2003, Large Cap Growth Fund had net assets totaling $41,164,148 invested in a diversified portfolio of:

98.55%	Common Stocks
1.45%	Cash and Cash Equivalents

As a shareholder of Large Cap Growth Fund, for every $100 you had invested on September 30, 2003, your Fund owned:

Technology Stocks	$41.47
Health Care Stocks	$24.59
Financial Services Stocks	$10.18
Miscellaneous Stocks	$6.75
Retail Stocks	$5.17
Energy Stocks	$4.24
Consumer Durables Stocks	$3.62
Consumer Services Stocks	$2.53
Cash and Cash Equivalents	$1.45

THE INVESTMENTS OF LARGE CAP GROWTH FUND

September 30, 2003
	Shares	Value

COMMON STOCKS

Air Transportation - 0.96%

JetBlue Airways Corporation*	6,500	$396,858

Apparel - 1.49%

Coach, Inc.*	11,250	614,250

Banks - 1.58%

Bank of America Corporation	5,700	444,828
Wells Fargo & Company	4,000	206,000
		650,828

Business Equipment and Services - 1.02%

Manpower Inc.	11,350	421,085

Chemicals - Specialty - 1.36%

Praxair, Inc.	9,050	560,648

Communications Equipment - 2.80%

Cisco Systems, Inc.*	59,000	1,153,450

Computers - Micro - 1.86%

Dell Inc. *	22,850	763,304

Computers - Peripherals - 21.07%

EMC Corporation*	167,661	2,117,558
Electronic Arts Inc.*	18,050	1,664,932
Microsoft Corporation	74,200	2,063,502
SAP Aktiengesellschaft, ADR	62,450	1,899,105
VERITAS Software Corporation*	29,500	928,365
		8,673,462

Consumer Electronics - 2.00%

Harman International Industries, Incorporated	8,350	821,223

Electronic Components - 14.72%

Analog Devices, Inc.*	34,700	1,319,294
Intel Corporation	68,000	1,871,360
Linear Technology Corporation	19,100	685,308
Maxim Integrated Products, Inc.	12,950	509,906
Microchip Technology Incorporated	44,900	1,078,049
Xilinx, Inc.*	20,950	595,923
		6,059,840

Electronic Instruments - 1.02%

Applied Materials, Inc.*	23,100	418,803

Finance Companies - 2.65%

SLM Corporation	27,950	1,088,932

Health Care - Drugs - 13.18%

Amgen Inc.*	37,850	2,442,650
Gilead Sciences, Inc.*	23,100	1,292,329
Pfizer Inc.	25,150	764,057
Teva Pharmaceutical Industries Limited, ADR	16,200	926,640
		5,425,676

Health Care - General - 6.38%

Boston Scientific Corporation*	16,600	1,059,080
Zimmer Holdings, Inc.*	28,450	1,567,595
		2,626,675

Hospital Supply and Management - 5.03%

Health Management Associates, Inc., Class A	19,250	419,842
Medtronic, Inc.	35,200	1,651,584
		2,071,426

Hotels and Gaming - 2.53%

International Game Technology	36,950	1,040,142

Motor Vehicle Parts - 1.52%

AutoZone, Inc.*	7,000	626,710

Motor Vehicles - 0.10%

Harley-Davidson, Inc.	850	40,970

Multiple Industry - 0.49%

Garmin Ltd.*	4,850	203,094

Nonresidential Construction - 1.43%

Chicago Bridge & Iron Company N.V., NY shares	21,650	588,014

Petroleum - Services - 4.24%

Smith International, Inc.*	48,500	1,745,030

Retail - General Merchandise - 3.69%

Dollar General Corporation	45,600	912,000
Target Corporation	5,100	191,913
Wal-Mart Stores, Inc.	7,400	413,290
		1,517,203

Retail - Specialty Stores - 1.48%

Lowe's Companies, Inc.	11,750	609,825

Security and Commodity Brokers - 5.95%

Chicago Mercantile Exchange Holdings Inc.	14,650	1,008,066
Goldman Sachs Group, Inc. (The)	12,450	1,044,555
Legg Mason, Inc.	5,500	397,100
		2,449,721

TOTAL COMMON STOCKS - 98.55%

		$40,567,169

(Cost: $36,339,576)

SHORT-TERM SECURITIES - 1.21%	Principal Amount in Thousands

Repurchase Agreement

J.P. Morgan Securities Inc., 0.83% Repurchase Agreement dated 9-30-03, to be repurchased at $497,011 on 10-1-03(A)	$ 497	497,000
(Cost: $497,000)

TOTAL INVESTMENT SECURITIES - 99.76%

		$41,064,169

(Cost: $36,836,576)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.24%

		99,979

NET ASSETS - 100.00%

		$41,164,148

Notes to Schedule of Investments

*No income dividends were paid during the preceding 12 months.
(A)Collateralized by $494,000 United States Treasury Note, 4.25% due 8-15-13; market value and accrued interest aggregate $508,057.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

LARGE CAP GROWTH FUND
September 30, 2003
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities--at value (cost - $36,837)
(Notes 1 and 3)	$41,064
Cash	1
Receivables:
Fund shares sold	190
Dividends and interest	18

Total assets	41,273

LIABILITIES
Payable to Fund shareholders	75
Accrued shareholder servicing (Note 2)	17
Accrued accounting and administrative services fees (Note 2)	2
Accrued distribution and service fees (Note 2)	1
Accrued management fee (Note 2)	1
Other	13

Total liabilities	109

Total net assets	$41,164

NET ASSETS
$0.01 par value capital stock:
Capital stock	$50
Additional paid-in capital	50,563
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(209)
Accumulated undistributed net realized loss on
investment transactions	(13,468)
Net unrealized appreciation in value of investments	4,228

Net assets applicable to outstanding units of capital	$41,164

Net asset value per share (net assets divided by shares outstanding):
Class A	$8.34
Class B	$7.99
Class C	$8.12
Class Y	$8.37
Capital shares outstanding:
Class A	3,550
Class B	399
Class C	906
Class Y	122
Capital shares authorized	400,000

STATEMENT OF OPERATIONS

LARGE CAP GROWTH FUND
For the Six Months Ended September 30, 2003
(In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $2)	$115
Interest and amortization	17

Total income	132

Expenses (Note 2):
Investment management fee	119
Shareholder servicing:
Class A	40
Class B	13
Class C	15
Class Y	1
Service fee:
Class A	29
Class B	3
Class C	7
Distribution fee:
Class A	2
Class B	10
Class C	22
Class Y	1
Registration fees	39
Accounting and administrative services fees	13
Audit fees	12
Custodian fees	4
Other	11

Total expenses	341

Net investment loss	(209)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments	(717)
Unrealized appreciation in value of investments during the period	5,074

Net gain on investments	4,357

Net increase in net assets resulting from operations	$4,148

STATEMENT OF CHANGES IN NET ASSETS

LARGE CAP GROWTH FUND
(In Thousands)

	For the six months ended September 30, 2003	For the fiscal year ended March 31, 2003

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(209)	$(135)
Realized net loss on investments	(717)	(3,465)
Unrealized appreciation (depreciation)	5,074	(2,633)

Net increase (decrease) in net assets
resulting from operations	4,148	(6,233)

Distributions to shareholders from
net investment income (Note 1F):(1)
Class A	-	-
Class B	-	-
Class C	-	-
Class Y	-	-

	-	-

Capital share transactions (Note 5)	9,207	4,829

Total increase (decrease)	13,355	(1,404)
NET ASSETS
Beginning of period	27,809	29,213

End of period	$41,164	$27,809

Undistributed net investment income (loss)	$(209)	$- *

*Not shown due to rounding.
(1)See "Financial Highlights" on pages 79 - 85.

FINANCIAL HIGHLIGHTS

LARGE CAP GROWTH FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the period from 6-30-00(1) to

	9-30-03		2003

				2002

					3-31-01

Net asset value,
beginning of period	$7.24		$9.21	$9.48	$10.00

Income (loss) from
investment operations:
Net investment
income (loss)	(0.04)		(0.03)	(0.04)	0.05
Net realized and unrealized
gain (loss) on
investments	1.14		(1.94)	(0.23)	(0.45)

Total from investment
operations	1.10		(1.97)	(0.27)	(0.40)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.06)
Capital gains	(0.00)		(0.00)	(0.00)	(0.06)

Total distributions	(0.00)		(0.00)	(0.00)	(0.12)
Net asset value, end of period	$8.34		$7.24	$9.21	$9.48

Total return(2)	15.19%		-21.39%	-2.85%	- 4.27%
Net assets, end of
period (in millions)	$30		$21	$20	$19
Ratio of expenses to average net
assets including voluntary
expense waiver	1.73	%(3)	1.28%	1.58%	1.13	%(3)
Ratio of net investment
income (loss) to average net
assets including voluntary
expense waiver	-0.96	%(3)	-0.23%	-0.38%	0.89	%(3)
Ratio of expenses to average net
assets excluding voluntary
expense waiver	-	(4)	1.66%	1.69%	1.34	%(3)
Ratio of net investment
income (loss) to average net
assets excluding voluntary
expense waiver	-	(4)	-0.61%	-0.49%	0.68	%(3)
Portfolio turnover rate	39.31%		71.98%	98.59%	75.42%
(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

FINANCIAL HIGHLIGHTS

LARGE CAP GROWTH FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the period from 7-6-00(1) to

	9-30-03		2003

				2002

					3-31-01

Net asset value,
beginning of period	$6.99		$9.05	$9.44	$10.02

Income (loss) from
investment operations:
Net investment loss	(0.00)		(0.14)	(0.16)	(0.03)
Net realized and
unrealized gain (loss)
on investments	1.00		(1.92)	(0.23)	(0.49)

Total from investment
operations	1.00		(2.06)	(0.39)	(0.52)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.06)

Total distributions	(0.00)		(0.00)	(0.00)	(0.06)

Net asset value,
end of period	$7.99		$6.99	$9.05	$9.44

Total return	14.31%		-22.76%	- 4.13%	-5.32%
Net assets, end of
period (in millions)	$3		$2	$2	$2
Ratio of expenses to average net
assets including voluntary
expense waiver	3.19	%(2)	2.93%	2.98%	2.53	%(2)
Ratio of net investment loss to
average net assets including
voluntary expense waiver	-2.41	%(2)	-1.87%	-1.79%	-0.60	%(2)
Ratio of expenses to average net
assets excluding voluntary
expense waiver	-	(3)	3.31%	3.19%	3.00	%(2)
Ratio of net investment loss to
average net assets excluding
voluntary expense waiver	-	(3)	-2.25%	-2.00%	-1.07	%(2)
Portfolio turnover rate	39.31%		71.98%	98.59%	75.42%
(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

FINANCIAL HIGHLIGHTS

LARGE CAP GROWTH FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the period from 7-30-00(1) to

	9-30-03		2003

				2002

					3-31-01

Net asset value,
beginning of period	$7.08		$9.10	$9.45	$10.00

Income (loss) from
investment operations:
Net investment loss	(0.03)		(0.10)	(0.12)	(0.00)
Net realized and
unrealized gain (loss)
on investments	1.07		(1.92)	(0.23)	(0.48)

Total from investment
operations	1.04		(2.02)	(0.35)	(0.48)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.01)
Capital gains	(0.00)		(0.00)	(0.00)	(0.06)

Total distributions	(0.00)		(0.00)	(0.00)	(0.07)

Net asset value,
end of period	$8.12		$7.08	$9.10	$9.45

Total return	14.69%		-22.28%	-3.60%	- 4.93%
Net assets, end of
period (in millions)	$7		$4	$7	$7
Ratio of expenses to average net
assets including voluntary
expense waiver	2.67	%(2)	2.26%	2.51%	2.06	%(2)
Ratio of net investment loss to
average net assets including
voluntary expense waiver	-1.89	%(2)	-1.20%	-1.31%	-0.08	%(2)
Ratio of expenses to average net
assets excluding voluntary
expense waiver	-	(3)	2.64%	2.68%	2.44	%(2)
Ratio of net investment loss to
average net assets excluding
voluntary expense waiver	-	(3)	-1.58%	-1.48%	-0.46	%(2)
Portfolio turnover rate	39.31%		71.98%	98.59%	75.42%
(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

FINANCIAL HIGHLIGHTS

LARGE CAP GROWTH FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the period from 7-6-00(1) to

	9-30-03		2003

				2002

					3-31-01

Net asset value,
beginning of period	$7.26		$9.22	$9.48	$10.02

Income (loss) from
investment operations:
Net investment
income (loss)	(0.03)		(0.30)	(0.01)	0.09
Net realized and
unrealized gain (loss)
on investments	1.14		(1.66)	(0.25)	(0.50)

Total from investment
operations	1.11		(1.96)	(0.26)	(0.41)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.07)
Capital gains	(0.00)		(0.00)	(0.00)	(0.06)

Total distributions	(0.00)		(0.00)	(0.00)	(0.13)

Net asset value, end of period	$8.37		$7.26	$9.22	$9.48

Total return	15.29%		-21.26%	-2.74%	- 4.38%
Net assets, end of
period (000 omitted)	$1,024		$892	$768	$279
Ratio of expenses to average net
assets including voluntary
expense waiver	1.54	%(2)	1.05%	1.36%	1.13	%(2)
Ratio of net investment
income (loss) to average net
assets including voluntary
expense waiver	-0.76	%(2)	-0.00%	-0.20%	1.11	%(2)
Ratio of expenses to average net
assets excluding voluntary
expense waiver	-	(3)	1.43%	1.45%	1.34	%(2)
Ratio of net investment
income (loss) to average net
assets excluding voluntary
expense waiver	-	(3)	-0.38%	-0.29%	0.90	%(2)
Portfolio turnover rate	39.31%		71.98%	98.59%	75.42%
(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

SHAREHOLDER SUMMARY OF LIMITED-TERM BOND FUND

GOAL

Limited-Term Bond Fund

To seek a high level of current income consistent with preservation of capital.

Strategy

Invests primarily in investment-grade debt securities of United States issuers, including corporate bonds, mortgage-backed securities and United States Government securities. The Fund maintains a dollar-weighted average maturity of not less than two years and not more than five years. Please note that securities issued by U.S. Government sponsored entities, including the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Banks ("FHLBs") are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor insured by the United States Government.

Founded

1992

Scheduled Dividend Frequency

Declared daily, paid monthly

Performance Summary - Class C Shares

Per Share Data

For the Six Months Ended September 30, 2003

Dividends paid	$0.11

Net asset value on
9-30-03	$10.47
3-31-03	10.45

Change per share	$ 0.02

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF LIMITED-TERM BOND FUND

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Ivy Funds website at www.ivyfunds.com for more current performance information.

Average Annual Total Return(A)

	Class A		Class B
Period	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)

1-year period ended 9-30-03	-0.49%	3.92%	-1.03%	2.97%
5-year period ended 9-30-03	-	-	-	-
10-year period ended 9-30-03	-	-	-	-
Since inception of Class(F)	5.03%	6.50%	4.85%	5.68%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 4.25% sales load on the initial purchase in the periods. (C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.

(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.

(F)8-17-00 for Class A shares and 7-3-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period	Class C(B)	Class Y(C)

1-year period ended 9-30-03	3.02%	3.93%
5-year period ended 9-30-03	4.35%	5.33%
10-year period ended 9-30-03	4.42%	-
Since inception of Class (D)	-	5.48%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data from 3-24-00 represents the actual performance of Class C shares. Performance data prior to 3-24-00 represents the performance of the Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares. The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.

(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.

(D)12-29-95 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF LIMITED-TERM BOND FUND

Portfolio Highlights

On September 30, 2003, Limited-Term Bond Fund had net assets totaling $73,067,658 invested in a diversified portfolio of:

97.42%	Bonds
2.58%	Cash and Cash Equivalents

As a shareholder of Limited-Term Bond Fund, for every $100 you had invested on September 30, 2003, your Fund owned:

Corporate Bonds	$62.07
United States Government Agencies Securities	$25.26
United States Government Securities	$10.09
Cash and Cash Equivalents	$2.58

THE INVESTMENTS OF LIMITED-TERM BOND FUND

September 30, 2003
	Principal Amount in Thousands	Value

CORPORATE DEBT SECURITIES

Aircraft - 2.78%

Raytheon Company,
6.75%, 8-15-07	$1,800	$2,028,636

Banks - 2.10%

First Union Corporation,
6.875%, 9-15-05	1,397	1,532,255

Broadcasting - 3.17%

Clear Channel Communications, Inc.,
7.875%, 6-15-05	2,112	2,319,251

Business Equipment and Services - 3.08%

USA Waste Services, Inc.,
7.125%, 10-1-07	2,000	2,246,668

Capital Equipment - 1.18%

John Deere Capital Corporation,
5.125%, 10-19-06	800	862,530

Finance Companies - 4.27%

Aristar, Inc.,
5.85%, 1-27-04	670	679,740
General Motors Acceptance Corporation,
6.625%, 10-15-05	1,500	1,598,100
Grand Metropolitan Investment Corp.,
7.125%, 9-15-04	800	843,451
		3,121,291

Food and Related - 4.04%

ConAgra, Inc.,
7.4%, 9-15-04	2,100	2,209,414
Kellogg Company,
4.875%, 10-15-05	700	742,888
		2,952,302

Forest and Paper Products - 1.35%

International Paper Company,
6.125%, 11-1-03	985	988,548

Insurance - Life - 1.30%

American General Finance Corporation,
6.75%, 11-15-04	900	952,071

Leisure Time Industry - 2.96%

Walt Disney Company (The),
4.5%, 9-15-04	2,100	2,161,574

Multiple Industry - 11.14%

Ford Motor Credit Company,
6.7%, 7-16-04	1,600	1,654,867
General Electric Capital Corporation,
2.85%, 1-30-06	2,000	2,040,136
Honeywell International Inc.,
6.875%, 10-3-05	1,100	1,212,781
Household Finance Corporation,
6.5%, 1-24-06	950	1,042,407
National Rural Utilities Cooperative Finance Corporation,
6.0%, 5-15-06	2,000	2,188,084
		8,138,275

Petroleum - Domestic - 1.57%

Anadarko Petroleum Corporation,
5.375%, 3-1-07	1,060	1,149,919

Petroleum - International - 2.34%

Chevron Corporation Profit Sharing/Savings Plan Trust Fund,
8.11%, 12-1-04	166	173,645
Conoco Inc.,
5.9%, 4-15-04	1,500	1,536,870
		1,710,515

Railroad - 5.88%

Norfolk Southern Corporation,
7.35%, 5-15-07	1,850	2,115,399
Union Pacific Corporation:
7.6%, 5-1-05	1,450	1,585,550
6.7%, 12-1-06	525	592,178
		4,293,127

Retail - Food Stores - 2.30%

Safeway Inc.,
7.25%, 9-15-04	1,600	1,682,592

Security and Commodity Brokers - 2.29%

CIT Group Holdings, Inc. (The),
6.625%, 6-15-05	600	648,929
Salomon Smith Barney Holdings Inc.,
6.25%, 6-15-05	950	1,021,627
		1,670,556

Utilities - Electric - 7.16%

Dominion Resources, Inc.,
7.625%, 7-15-05	2,200	2,414,658
Kansas City Power & Light Company,
7.125%, 12-15-05	950	1,050,463
PacifiCorp,
6.75%, 4-1-05	1,000	1,071,391
Wisconsin Energy Corporation,
5.875%, 4-1-06	645	697,667
		5,234,179

Utilities - Telephone - 3.16%

GTE Corporation,
6.36%, 4-15-06	2,100	2,309,777

TOTAL CORPORATE DEBT SECURITIES - 62.07%

		$45,354,066

(Cost: $44,017,291)

UNITED STATES GOVERNMENT SECURITIES

Agency Obligations - 2.06%

Federal National Mortgage Association,
4.5%, 10-17-06	900	901,312
Tennessee Valley Authority,
5.0%, 12-18-03	600	604,839

Total Agency Obligations

		1,506,151

Mortgage-Backed Obligations - 23.20%

Federal Home Loan Mortgage Corporation, Agency REMIC/CMO,
3.5%, 12-15-16	1,723	1,727,956
Federal Home Loan Mortgage Corporation, Fixed Rate Participation Certificates:
4.5%, 5-1-10	1,388	1,412,621
5.5%, 2-1-16	176	182,526
5.5%, 1-1-17	466	482,659
5.5%, 5-1-17	471	487,370
4.5%, 4-1-18	1,847	1,864,287
Federal National Mortgage Association, Fixed Rate Pass-Through Certificates:
8.0%, 2-1-08	14	14,783
6.5%, 12-1-10	80	84,880
6.0%, 1-1-11	106	110,608
6.5%, 2-1-11	114	120,973
7.0%, 5-1-11	57	61,194
7.0%, 7-1-11	60	64,069
7.0%, 9-1-12	52	55,201
6.0%, 11-1-13	132	138,140
7.0%, 9-1-14	103	109,362
7.0%, 10-1-14	113	119,950
6.0%, 6-1-16	132	138,108
6.5%, 6-1-16	210	222,060
5.5%, 2-1-17	1,187	1,229,111
5.0%, 11-1-17	1,220	1,249,633
5.5%, 1-1-18	1,536	1,590,213
7.0%, 4-1-26	56	59,464
Government National Mortgage Association, Fixed Rate Pass-Through Certificates:
6.5%, 1-15-14	158	167,637
6.0%, 5-15-14	441	463,680
5.5%, 1-15-17	650	677,109
6.0%, 1-15-17	455	477,439
5.5%, 7-15-17	1,306	1,361,261
5.0%, 12-15-17	1,738	1,795,276
7.0%, 10-15-28	202	215,582
7.0%, 4-15-29	107	113,438
7.0%, 7-15-29	146	155,017

Total Mortgage-Backed Obligations

		16,951,607

Treasury Obligations - 10.09%

United States Treasury Bond,
4.75%, 11-15-08	2,000	2,178,516
United States Treasury Notes:
3.5%, 11-15-06	1,000	1,044,883
5.0%, 8-15-11	2,000	2,187,656
3.625%, 5-15-13	2,000	1,963,046

Total Treasury Obligations

		7,374,101

TOTAL UNITED STATES GOVERNMENT SECURITIES - 35.35%

		$25,831,859

(Cost: $25,346,858)

TOTAL SHORT-TERM SECURITIES - 1.21%

		$881,000

(Cost: $881,000)

TOTAL INVESTMENT SECURITIES - 98.63%

		$72,066,925

(Cost: $70,245,149)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.37%

		1,000,733

NET ASSETS - 100.00%

		$73,067,658

Notes to Schedule of Investments
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

LIMITED-TERM BOND FUND
September 30, 2003
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $70,245)
(Notes 1 and 3)	$72,067
Cash	1
Receivables:
Interest	965
Fund shares sold	273
Prepaid registration fees	39

Total assets	73,345

LIABILITIES
Payable to Fund shareholders	232
Accrued shareholder servicing (Note 2)	19
Dividends payable	10
Accrued accounting and administrative services fees (Note 2)	4
Accrued distribution and service fees (Note 2)	1
Accrued management fee (Note 2)	1
Other	10

Total liabilities	277

Total net assets	$73,068

NET ASSETS
$0.01 par value capital stock:
Capital stock	$70
Additional paid-in capital	71,780
Accumulated undistributed income (loss):
Accumulated undistributed net realized loss
on investment transactions	(604)
Net unrealized appreciation in value of investments	1,822

Net assets applicable to outstanding units of capital	$73,068

Net asset value per share (net assets divided by shares outstanding):
Class A	$10.47
Class B	$10.47
Class C	$10.47
Class Y	$10.47
Capital shares outstanding:
Class A	3,824
Class B	569
Class C	2,437
Class Y	146
Capital shares authorized	200,000

STATEMENT OF OPERATIONS

LIMITED-TERM BOND FUND
For the Six Months Ended September 30, 2003
(In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$1,525

Expenses (Note 2):
Investment management fee	194
Distribution fee:
Class A	2
Class B	22
Class C	107
Class Y	2
Service fee:
Class A	50
Class B	7
Class C	36
Shareholder servicing:
Class A	35
Class B	11
Class C	41
Class Y	1
Accounting and administrative services fees	20
Audit fees	10
Custodian fees	4
Legal fees	1
Other	26

Total expenses	569

Net investment income	956

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	150
Unrealized appreciation in value of investments
during the period	9

Net gain on investments	159

Net increase in net assets resulting from operations	$1,115

STATEMENT OF CHANGES IN NET ASSETS

LIMITED-TERM BOND FUND
(In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,

	2003

		2003

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$956	$1,555
Realized net gain (loss) on
investments	150	(440)
Unrealized appreciation	9	1,641

Net increase in net assets resulting
from operations	1,115	2,756

Distributions to shareholders from net
investment income (Note 1F):(1)
Class A	(593)	(755)
Class B	(57)	(84)
Class C	(280)	(671)
Class Y	(26)	(45)

	(956)	(1,555)

Capital share transactions (Note 5)	(4,935)	47,724

Total increase (decrease)	(4,776)	48,925
NET ASSETS
Beginning of period	77,844	28,919

End of period	$73,068	$77,844

Undistributed net investment income	$-	$-

(1)See "Financial Highlights" on pages 96 - 102.

FINANCIAL HIGHLIGHTS

LIMITED-TERM BOND FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the period from 8-17-00(1) to

	9-30-03

			2003

				2002

					3-31-01

Net asset value,
beginning of period	$10.45		$10.20	$10.17	$9.84

Income from investment
operations:
Net investment income	0.15		0.36	0.51	0.36
Net realized and unrealized
gain on investments	0.02		0.25	0.03	0.33

Total from investment
operations	0.17		0.61	0.54	0.69

Less distributions:
Declared from net
investment income	(0.15)		(0.36)	(0.51)	(0.36)
From capital gains	(0.00)		(0.00)	(0.00)	(0.00)

Total distributions	(0.15)		(0.36)	(0.51)	(0.36)

Net asset value, end of period	$10.47		$10.45	$10.20	$10.17

Total return(2)	1.65%		6.15%	5.42%	7.01%
Net assets, end of period
(000 omitted)	$40,050		$39,765	$6,124	$494
Ratio of expenses to average net
assets including voluntary
expense waiver	1.07	%(3)	1.09%	1.04%	0.85	%(3)
Ratio of net investment income
to average net assets including
voluntary expense waiver	2.85	%(3)	3.32%	4.76%	5.83	%(3)
Ratio of expenses to average net
assets excluding voluntary
expense waiver	-	(4)	- (4)	1.19%	1.09	%(3)
Ratio of net investment income
to average net assets excluding
voluntary expense waiver	-	(4)	- (4)	4.61%	5.59	%(3)
Portfolio turnover rate	19.18%		49.41%	32.97%	16.10	%(5)
(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)Because the Fund's net assets exceeded $25 million for the entire period, there is no waiver of expenses. Therefore, no ratio is provided.
(5)For the fiscal year ended March 31, 2001.

FINANCIAL HIGHLIGHTS

LIMITED-TERM BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the period from 7-3-00(1) to

	9-30-03

			2003

				2002

					3-31-01

Net asset value,
beginning of period	$10.45		$10.20	$10.17	$9.80

Income from investment
operations:
Net investment income	0.10		0.27	0.42	0.36
Net realized and unrealized
gain on investments	0.02		0.25	0.03	0.37

Total from investment
operations	0.12		0.52	0.45	0.73

Less distributions:
Declared from net
investment income	(0.10)		(0.27)	(0.42)	(0.36)
From capital gains	(0.00)		(0.00)	(0.00)	(0.00)

Total distributions	(0.10)		(0.27)	(0.42)	(0.36)

Net asset value, end of period	$10.47		$10.45	$10.20	$10.17

Total return	1.18%		5.18%	4.52%	7.54%
Net assets, end of period
(000 omitted)	$5,957		$5,471	$1,419	$425
Ratio of expenses to average net
assets including voluntary
expense waiver	2.00	%(2)	2.01%	1.88%	1.81	%(2)
Ratio of net investment income
to average net assets including
voluntary expense waiver	1.92	%(2)	2.47%	4.02%	4.91	%(2)
Ratio of expenses to average net
assets excluding voluntary
expense waiver	-	(3)	- (3)	2.15%	2.33	%(2)
Ratio of net investment income
to average net assets excluding
voluntary expense waiver	-	(3)	- (3)	3.76%	4.39	%(2)
Portfolio turnover rate	19.18%		49.41%	32.97%	16.10	%(4)

(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million for the entire period, there is no waiver of expenses. Therefore, no ratio is provided.
(4)For the fiscal year ended March 31, 2001.

FINANCIAL HIGHLIGHTS

LIMITED-TERM BOND FUND
Class C Shares(1)
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,

	9-30-03

			2003

				2002

					2001

						2000

							1999

Net asset value,
beginning of period	$10.45		$10.20	$10.17	$9.76	$10.16	$10.14

Income (loss) from
investment operations:
Net investment
income	0.10		0.27	0.42	0.48	0.47	0.44
Net realized and
unrealized gain (loss)
on investments	0.02		0.25	0.03	0.41	(0.40)	0.02

Total from investment
operations	0.12		0.52	0.45	0.89	0.07	0.46

Less distributions:
Declared from net
investment income	(0.10)		(0.27)	(0.42)	(0.48)	(0.47)	(0.44)
From capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.10)		(0.27)	(0.42)	(0.48)	(0.47)	(0.44)

Net asset value,
end of period	$10.47		$10.45	$10.20	$10.17	$9.76	$10.16

Total return	1.21%		5.22%	4.46%	9.48%	0.73%	4.65%
Net assets, end of
period (in millions)	$26		$30	$20	$18	$19	$21
Ratio of expenses to
average net assets
including voluntary
expense waiver	1.95	%(2)	1.98%	1.94%	1.82%	1.81%	2.11%
Ratio of net investment
income to average net
assets including voluntary
expense waiver	1.97	%(2)	2.59%	4.04%	4.97%	4.75%	4.34%
Ratio of expenses to
average net assets
excluding voluntary
expense waiver	-	(3)	- (3)	2.21%	2.34%	2.19%	-
Ratio of net investment
income to average net
assets excluding voluntary
expense waiver	-	(3)	- (3)	3.77%	4.44%	4.37%	-
Portfolio turnover rate	19.18%		49.41%	32.97%	16.10%	37.02%	32.11%
(1)See Note 5.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million for the entire period, there is no waiver of expenses. Therefore, no ratio is provided.

FINANCIAL HIGHLIGHTS

LIMITED-TERM BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,

	9-30-03

			2003

				2002

					2001

						2000

							1999

Net asset value,
beginning of period	$10.45		$10.20	$10.17	$9.76	$10.16	$10.14

Income (loss) from
investment operations:
Net investment income	0.15		0.36	0.51	0.59	0.57	0.53
Net realized and
unrealized gain (loss)
on investments	0.02		0.25	0.03	0.41	(0.40)	0.02

Total from investment
operations	0.17		0.61	0.54	1.00	0.17	0.55

Less distributions:
Declared from net
investment income	(0.15)		(0.36)	(0.51)	(0.59)	(0.57)	(0.53)
From capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.15)		(0.36)	(0.51)	(0.59)	(0.57)	(0.53)

Net asset value,
end of period	$10.47		$10.45	$10.20	$10.17	$9.76	$10.16

Total return	1.66%		6.14%	5.41%	10.56%	1.69%	5.60%
Net assets, end of
period (000 omitted)	$1,534		$2,149	$906	$1,836	$1,229	$263
Ratio of expenses to
average net assets
including voluntary
expense waiver	1.06	%(1)	1.09%	1.04%	0.83%	0.69%	1.20%
Ratio of net investment
income to average net
assets including voluntary
expense waiver	2.86	%(1)	3.42%	4.97%	5.95%	6.03%	5.25%
Ratio of expenses to
average net assets
excluding voluntary
expense waiver	-	(2)	- (2)	1.18%	1.07%	0.84%	-
Ratio of net investment
income to average net
assets excluding voluntary
expense waiver	-	(2)	- (2)	4.83%	5.71%	5.88%	-
Portfolio turnover rate	19.18%		49.41%	32.97%	16.10%	37.02%	32.11%
(1)Annualized.
(2)Because the Fund's net assets exceeded $25 million for the entire period, there is no waiver of expenses. Therefore, no ratio is provided.

SHAREHOLDER SUMMARY OF MID CAP GROWTH FUND

GOAL

Mid Cap Growth Fund

To seek the growth of your investment.

Strategy

Invests primarily in common stocks of United States and foreign companies whose market capitalizations are within the range of capitalizations of companies comprising the Russell Mid Cap Growth Index and that the Fund's investment manager believes offer above-average growth potential.

Founded

2000

Scheduled Dividend Frequency

Annually (December)

Performance Summary - Class A Shares

Per Share Data

For the Six Months Ended September 30, 2003

Net asset value on
9-30-03	$8.01
3-31-03	6.67

Change per share	$1.34

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF MID CAP GROWTH FUND

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Ivy Funds website at www.ivyfunds.com for more current performance information.

Average Annual Total Return(A)

	Class A		Class B
Period	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)

1-year period ended 9-30-03	20.23%	27.57%	21.97%	25.97%
5-year period ended 9-30-03	-	-	-	-
10-year period ended 9-30-03	-	-	-	-
Since inception of Class(F)	-7.20%	-5.49%	-7.62%	-6.77%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.

(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.

(F)6-30-00 for Class A shares and 7-6-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period	Class C(B)	Class Y(C)

1-year period ended 9-30-03	26.25%	27.78%
5-year period ended 9-30-03	-	-
10-year period ended 9-30-03	-	-
Since inception of Class(D)	-6.41%	-6.01%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.

(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.

(D)7-3-00 for Class C shares and 7-10-00 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF MID CAP GROWTH FUND

Portfolio Highlights

On September 30, 2003, Mid Cap Growth Fund had net assets totaling $57,986,090 invested in a diversified portfolio of:

88.01%	Common Stocks
10.98%	Cash and Cash Equivalents and Options
1.01%	Preferred Stock

As a shareholder of Mid Cap Growth Fund, for every $100 you had invested on September 30, 2003, your Fund owned:

Technology Stocks	$20.73
Health Care Stocks	$16.73
Business Equipment and Services Stocks	$15.38
Cash and Cash Equivalents and Options	$10.98
Financial Services Stocks	$9.48
Capital Goods Stocks	$5.23
Consumer Goods and Services Stocks	$5.11
Miscellaneous Stocks	$4.84
Energy Stocks	$4.12
Consumer Nondurables Stocks	$3.93
Retail Stocks	$2.46
Preferred Stocks	$1.01

THE INVESTMENTS OF MID CAP GROWTH FUND

September 30, 2003

Shares

Value

COMMON STOCKS

Aircraft - 0.69%

L-3 Communications Holdings, Inc.*	9,200	$397,900

Banks - 4.76%

Charter One Financial, Inc.	36,402	1,113,901
Synovus Financial Corp.	65,950	1,648,091
		2,761,992

Beverages - 1.53%

Coca-Cola Enterprises Inc.	46,500	886,290

Broadcasting - 2.40%

Cox Radio, Inc., Class A*	47,900	1,047,573
Radio One, Inc., Class D*	23,800	343,315
		1,390,888

Business Equipment and Services - 7.07%

Arbitron Inc.*	7,550	266,515
BearingPoint, Inc.*	14,750	117,705
Convergys Corporation*	64,300	1,179,262
Lamar Advertising Company*	44,350	1,303,668
Stericycle, Inc.*	26,100	1,231,137
		4,098,287

Capital Equipment - 2.33%

Cooper Cameron Corporation*	10,350	478,274
IDEX Corporation	23,900	870,916
		1,349,190

Chemicals - Petroleum and Inorganic - 0.58%

Goodrich Corporation	13,950	338,148

Communications Equipment - 3.58%

Marvell Technology Group Ltd.*	9,700	366,175
McData Corporation, Class A*	67,000	800,985
NetScreen Technologies, Inc.*	24,900	553,403
UTStarcom, Inc. (A)*	11,200	356,216
		2,076,779

Computers - Micro - 2.21%

Apple Computer, Inc.*	61,950	1,281,746

Computers - Peripherals - 5.50%

EMC Corporation*	94,200	1,189,746
Electronic Arts Inc. (A)*	9,450	871,668
Mercury Interactive Corporation*	14,150	643,118
Siebel Systems, Inc.*	49,450	482,385
		3,186,917

Cosmetics and Toiletries - 2.40%

Estee Lauder Companies Inc. (The), Class A	40,850	1,392,985

Electrical Equipment - 0.81%

Federal Signal Corporation	31,650	471,585

Electronic Components - 6.86%

Analog Devices, Inc.*	14,900	566,498
Intersil Corporation, Class A*	39,850	948,828
Microchip Technology Incorporated	37,100	890,771
Network Appliance, Inc.*	76,600	1,572,598
		3,978,695

Electronic Instruments - 1.89%

Molex Incorporated	5,100	145,885
Molex Incorporated, Class A	38,850	951,631
		1,097,516

Health Care - Drugs - 7.13%

Allergan, Inc.	11,400	897,522
Cephalon, Inc.*	16,850	772,488
Forest Laboratories, Inc.*	25,050	1,288,823
Gilead Sciences, Inc.*	13,300	744,068
Neurocrine Biosciences, Inc.*	8,700	431,781
		4,134,682

Health Care - General - 5.86%

Biomet, Inc.	52,825	1,773,071
Kyphon Inc.*	20,000	390,100
Schein (Henry), Inc.*	21,800	1,234,316
		3,397,487

Hospital Supply and Management - 3.74%

Bard (C. R.), Inc.	17,500	1,242,500
Laboratory Corporation of America Holdings*	32,300	927,010
		2,169,510

Hotels and Gaming - 1.02%

Starwood Hotels & Resorts Worldwide, Inc.	16,950	589,860

Insurance - Property and Casualty - 0.46%

AXIS Capital Holdings Limited*	10,800	269,460

Metal Fabrication - 2.09%

Fastenal Company	32,150	1,214,627

Multiple Industry - 1.26%

Abercrombie & Fitch, Class A*	26,450	732,930

Petroleum - Domestic - 2.86%

Burlington Resources Inc.	17,700	853,140
Noble Energy, Inc.	14,200	543,860
Patterson-UTI Energy, Inc.*	9,600	259,920
		1,656,920

Petroleum - Services - 1.26%

Baker Hughes Incorporated	15,550	460,124
Smith International, Inc.*	7,550	271,649
		731,773

Publishing - 1.69%

Getty Images, Inc.*	27,850	979,206

Restaurants - 1.93%

Panera Bread Company, Class A*	12,000	491,460
Starbucks Corporation*	21,850	629,280
		1,120,740

Retail - Food Stores - 0.53%

Rite Aid Corporation*	59,200	305,472

Security and Commodity Brokers - 4.26%

Charles Schwab Corporation (The)	132,050	1,572,715
Chicago Mercantile Exchange Holdings Inc.	13,000	894,530
		2,467,245

Timesharing and Software - 8.31%

Alliance Data Systems Corporation*	25,800	681,120
eBay Inc. (A)*	35,000	1,873,200
Fiserv, Inc.*	15,850	574,800
Sabre Holdings Corporation	29,100	625,359
Total System Services, Inc.	40,400	1,064,540
		4,819,019

Trucking and Shipping - 1.45%

C.H. Robinson Worldwide, Inc.	22,550	839,649

Utilities - Telephone - 1.55%

CenturyTel, Inc.	7,500	254,175
Citizens Communications Company*	40,550	454,565
Commonwealth Telephone Enterprises, Inc.*	4,700	188,870
		897,610

TOTAL COMMON STOCKS - 88.01%

		$51,035,108

(Cost: $44,288,437)

PREFERRED STOCK - 1.01%

Security and Commodity Brokers

Prudential Financial, Inc. and Prudential Financial Capital Trust I, 6.75% Equity Security Units, Convertible	9,750	$585,585
(Cost: $521,775)

PUT OPTION - 0.11%

Number of Contracts

eBay Inc., Nov 50,
Expires 11-20-03	350	$62,055
(Cost: $107,450)

SHORT-TERM SECURITIES

Principal Amount in Thousands

Commercial Paper - 1.38%

Food and Related

General Mills, Inc.,
1.17%, Master Note	$800	800,000

Repurchase Agreement - 4.52%

Merrill Lynch, Pierce, Fenner & Smith Inc., 0.90% Repurchase Agreement dated 9-30-03, to be repurchased at $2,622,066 on 10-1-03(B)	2,622	2,622,000

United States Government - 5.17%

Federal Home Loan Bank,
0.97%, 10-1-03	3,000	3,000,000

TOTAL SHORT-TERM SECURITIES - 11.07%

		$6,422,000

(Cost: $6,422,000)

TOTAL INVESTMENT SECURITIES - 100.20%

		$58,104,748

(Cost: $51,339,662)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.20%)

		(118,658)

NET ASSETS - 100.00%

		$57,986,090

Notes to Schedule of Investments

*No income dividends were paid during the preceding 12 months.

(A)Securities serve as cover for the following written call options outstanding at September 30, 2003. (See Note 6 to financial statements):

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

eBay Inc.	350	Nov/57.5	$47,250	$49,700
Electronic Arts Inc.	94	Nov/100	17,107	17,390
UTStarcom, Inc.	112	Nov/45	17,514	7,280

			$81,871	$74,370

(B)Collateralized by $2,622,421 Government National Mortgage Association, 5.5% due 6-15-33; market value and accrued interest aggregate $2,733,710.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

MID CAP GROWTH FUND
September 30, 2003
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $51,340)
(Notes 1 and 3)	$58,105
Receivables:
Fund shares sold	104
Dividends and interest	35
Securities sold	17

Total assets	58,261

LIABILITIES
Payable to Fund shareholders	93
Outstanding written options at market (Note 6)	74
Accrued shareholder servicing (Note 2)	40
Accrued accounting and administrative services fees (Note 2)	4
Payable for investment securities purchased	4
Due to custodian	3
Accrued distribution and service fees (Note 2)	1
Accrued management fee (Note 2)	1
Other	55

Total liabilities	275

Total net assets	$57,986

NET ASSETS
$0.01 par value capital stock:
Capital stock	$73
Additional paid-in capital	100,341
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(321)
Accumulated undistributed net realized loss
on investment transactions	(48,880)
Net unrealized appreciation in value of investments	6,773

Net assets applicable to outstanding units of capital	$57,986

Net asset value per share (net assets divided by shares outstanding):
Class A	$8.01
Class B	$7.76
Class C	$7.84
Class Y	$8.02
Capital shares outstanding:
Class A	4,882
Class B	1,421
Class C	910
Class Y	92
Capital shares authorized	400,000

STATEMENT OF OPERATIONS

MID CAP GROWTH FUND
For the Six Months Ended September 30, 2003
(In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends	$112
Interest and amortization	24

Total income	136

Expenses (Note 2):
Investment management fee	179
Shareholder servicing:
Class A	66
Class B	28
Class C	14
Class Y	1
Service fee:
Class A	34
Class B	9
Class C	6
Distribution fee:
Class A	2
Class B	27
Class C	20
Class Y	1
Registration fees	41
Accounting and administrative services fees	15
Audit fees	14
Legal fees	14
Custodian fees	2
Other	17

Total	490
Less expenses in excess of voluntary waiver of
investment management fee (Note 2)	(30)

Total expenses	460

Net investment loss	(324)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on securities	(854)
Realized net gain on written options	23
Realized net loss on purchased options	(51)

Realized net loss on investments	(882)
Unrealized appreciation in value of investments
during the period	5,776

Net gain on investments	4,894

Net increase in net assets resulting from operations	$4,570

STATEMENT OF CHANGES IN NET ASSETS

MID CAP GROWTH FUND
(In Thousands)

	For the six months ended September 30,	For the fiscal year ended March 31,

	2003

		2003

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(324)	$(145)
Realized net loss on investments	(882)	(2,714)
Unrealized appreciation (depreciation)	5,776	(2,663)

Net increase (decrease) in net assets resulting
from operations	4,570	(5,522)

Distributions to shareholders from
net investment income (Note 1F)(1):
Class A	-	(2)
Class B	-	-
Class C	-	-
Class Y	-	(1)

	-	(3)

Capital share transactions (Note 5)	34,726	2,703

Total increase (decrease)	39,296	(2,822)
NET ASSETS
Beginning of period	18,690	21,512

End of period	$57,986	$18,690

Undistributed net investment income (loss)	$(321)	$3

(1)See "Financial Highlights" on pages 111 - 117.

FINANCIAL HIGHLIGHTS

MID CAP GROWTH FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,

					For the period from 6-30-00(1) to

	9-30-03		2003

				2002

					3-31-01

Net asset value,
beginning of period	$6.67		$8.91	$9.11	$10.00

Income (loss) from
investment operations:
Net investment
income (loss)	(0.06)		(0.05)	0.02	0.11
Net realized and unrealized
gain (loss) on investments	1.40		(2.19)	(0.17)	(0.65)

Total from investment
operations	1.34		(2.24)	(0.15)	(0.54)

Less distributions from:
Net investment income	(0.00)		(0.00)*	(0.05)	(0.06)
Capital gains	(0.00)		(0.00)	(0.00)	(0.29)

Total distributions	(0.00)		(0.00)	(0.05)	(0.35)

Net asset value, end of period	$8.01		$6.67	$8.91	$9.11

Total return(2)	20.09%		-25.13%	-1.67%	-5.88%
Net assets, end of period
(in millions)	$39		$14	$15	$11
Ratio of expenses to average net
assets including voluntary
expense waiver	1.87	%(3)	1.17%	1.17%	1.01	%(3)
Ratio of net investment income
(loss) to average net assets
including voluntary
expense waiver	-1.24	%(3)	-0.49%	0.34%	1.85	%(3)
Ratio of expenses to average net
assets excluding voluntary
expense waiver	2.01	%(3)	2.02%	1.84%	1.65	%(3)
Ratio of net investment income
(loss) to average net assets
excluding voluntary
expense waiver	-1.38	%(3)	-1.34%	-0.33%	1.21	%(3)
Portfolio turnover rate	12.06%		35.89%	39.05%	110.18%
*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.

FINANCIAL HIGHLIGHTS

MID CAP GROWTH FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,

					For the period from 7-6-00(1) to

	9-30-03		2003

				2002

					3-31-01

Net asset value,
beginning of period	$6.49		$8.81	$9.07	$10.01

Income (loss) from
investment operations:
Net investment
income (loss)	0.07		(0.14)	(0.09)	0.02
Net realized and unrealized
gain (loss) on investments	1.20		(2.18)	(0.17)	(0.66)

Total from investment
operations	1.27		(2.32)	(0.26)	(0.64)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.01)
Capital gains	(0.00)		(0.00)	(0.00)	(0.29)

Total distributions	(0.00)		(0.00)	(0.00)	(0.30)

Net asset value,
end of period	$7.76		$6.49	$8.81	$9.07

Total return	19.57%		-26.33%	-2.87%	-6.85%
Net assets, end of period
(in millions)	$11		$2	$2	$2
Ratio of expenses to average net
assets including voluntary
expense waiver	3.09	%(2)	2.73%	2.49%	2.40	%(2)
Ratio of net investment income
(loss) to average net assets
including voluntary
expense waiver	-2.38	%(2)	-2.05%	-0.95%	0.44	%(2)
Ratio of expenses to
average net assets
excluding voluntary
expense waiver	3.24	%(2)	3.58%	3.90%	3.93	%(2)
Ratio of net investment
loss to average net
assets excluding
voluntary expense
waiver	-2.53	%(2)	-2.90%	-2.37%	-1.09	%(2)
Portfolio turnover rate	12.06%		35.89%	39.05%	110.18%
(1)Commencement of operations of the class.
(2)Annualized.

FINANCIAL HIGHLIGHTS

MID CAP GROWTH FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,

					For the period from 7-3-00(1) to

	9-30-03		2003

				2002

					3-31-01

Net asset value,
beginning of period	$6.56		$8.85	$9.08	$10.00

Income (loss) from
investment operations:
Net investment
income (loss)	(0.02)		(0.10)	(0.05)	0.04
Net realized and unrealized
gain (loss) on
investments	1.30		(2.19)	(0.18)	(0.66)

Total from investment
operations	1.28		(2.29)	(0.23)	(0.62)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.01)
Capital gains	(0.00)		(0.00)	(0.00)	(0.29)

Total distributions	(0.00)		(0.00)	(0.00)	(0.30)

Net asset value,
end of period	$7.84		$6.56	$8.85	$9.08

Total return	19.51%		-25.88%	-2.53%	-6.58%
Net assets, end of period
(in millions)	$7		$3	$4	$4
Ratio of expenses to average net
assets including voluntary
expense waiver	2.61	%(2)	2.18%	2.10%	1.99	%(2)
Ratio of net investment
income (loss) to average net
assets including voluntary
expense waiver	-2.07	%(2)	-1.50%	-0.55%	0.84	%(2)
Ratio of expenses to average net
assets excluding voluntary
expense waiver	2.75	%(2)	3.03%	3.30%	3.26	%(2)
Ratio of net investment loss to
average net assets excluding
voluntary expense waiver	-2.21	%(2)	-2.35%	-1.74%	-0.43	%(2)
Portfolio turnover rate	12.06%		35.89%	39.05%	110.18%
(1)Commencement of operations of the class.
(2)Annualized.

FINANCIAL HIGHLIGHTS

MID CAP GROWTH FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,

					For the period from 7-10-00(1) to

	9-30-03		2003

				2002

					3-31-01

Net asset value,
beginning of period	$6.67		$8.91	$9.11	$10.23

Income (loss) from
investment operations:
Net investment
income (loss)	(0.03)		(0.01)	0.00	0.11
Net realized and
unrealized gain (loss)
on investments	1.38		(2.20)	(0.14)	(0.88)

Total from investment
operations	1.35		(2.21)	(0.14)	(0.77)

Less distributions from:
Net investment income	(0.00)		(0.03)	(0.06)	(0.06)
Capital gains	(0.00)		(0.00)	(0.00)	(0.29)

Total distributions	(0.00)		(0.03)	(0.06)	(0.35)

Net asset value,
end of period	$8.02		$6.67	$8.91	$9.11

Total return	20.24%		-24.86%	-1.52%	-7.97%
Net assets, end of period
(000 omitted)	$739		$329	$438	$184
Ratio of expenses to average net
assets including voluntary
expense waiver	1.78	%(2)	0.86%	0.83%	1.03	%(2)
Ratio of net investment income
(loss) to average net assets
including voluntary
expense waiver	-0.74	%(2)	-0.18%	0.50%	1.77	%(2)
Ratio of expenses to average net
assets excluding voluntary
expense waiver	1.92	%(2)	1.71%	1.30%	1.68	%(2)
Ratio of net investment income
(loss) to average net assets
excluding voluntary expense
waiver	-0.88	%(2)	-1.03%	0.03%	1.11	%(2)
Portfolio turnover rate	12.06%		35.89%	39.05%	110.18%
(1)Commencement of operations of the class.
(2)Annualized.

THE INVESTMENTS OF MONEY MARKET FUND

September 30, 2003

  Principal Amount in Thousands

Value

CORPORATE OBLIGATIONS

Certificate of Deposit - 2.06%

Security and Commodity Brokers Citibank, N.A.,
1.07%, 11-20-03	$500	$500,000

Commercial Paper

Banks - 2.06%

Citicorp,
1.05%, 11- 4-03	500	499,504

Beverages - 1.23%

Coca-Cola Company (The),
1.03%, 10-20-03	300	299,837

Containers - 6.74%

Bemis Company, Inc.,
1.03%, 10-15-03	1,138	1,137,544
Florens Container Inc. (Bank of America N.A.),
1.06%, 10-16-03	500	499,779
		1,637,323

Electrical Equipment - 2.06%

W.W. Grainger, Inc.,
1.04%, 10-27-03	500	499,625

Finance Companies - 1.14%

Caterpillar Financial Services Corp.,
1.05%, 10-24-03	278	277,814

Health Care - Drugs - 11.87%

Alcon Finance PLC (Nestle S.A.):
1.05%, 10-21-03	350	349,796
1.06%, 11-14-03	750	749,028
GlaxoSmithKline Finance plc,
1.03%, 10-16-03	636	635,727
Pfizer Inc.,
1.02%, 11-17-03	1,150	1,148,469
		2,883,020

Motor Vehicles - 4.12%

Harley-Davidson, Inc.:
1.02%, 10-3-03	250	249,986
1.04%, 10-24-03	250	249,834
Harley-Davidson Funding Corp.,
1.04%, 10-1-03	500	500,000
		999,820

Multiple Industry - 4.83%

General Electric Capital Corporation,
1.04%, 10-16-03	1,175	1,174,491

Petroleum - Domestic - 4.11%

Shell Finance (U.K.) PLC:
1.05%, 10-9-03	500	499,883
1.05%, 10-21-03	500	499,708
		999,591

Retail - General Merchandise - 2.33%

Target Corporation,
1.02%, 10-6-03	567	566,920

Security and Commodity Brokers - 5.61%

Prudential Funding Corp.,
1.03%, 10-16-03	1,175	1,174,496
UBS Finance Delaware LLC,
1.11%, 10-1-03	189	189,000
		1,363,496

Utilities - Electric - 3.19%

AES Shady Point Inc. (Bank of America N.A.),
1.05%, 10-21-03	776	775,547

Utilities - Telephone - 5.04%

SBC International Inc. (SBC Communications Inc.):
1.03%, 10-20-03	250	249,864
1.05%, 10-23-03	400	399,743
Verizon Network Funding Corporation,
1.03%, 10-20-03	575	574,687
		1,224,294

Total Commercial Paper - 54.33%

		13,201,282

Notes

Banks - 5.50%

Bank One, N.A.,
1.04%, 11-24-03	600	599,975
Wells Fargo & Company:
1.10938%, 10-9-03	500	500,000
9.125%, 2-1-04	230	235,932
		1,335,907

Business Equipment and Services - 3.17%

Playworld Systems Incorporated (Wachovia Bank),
1.19%, 10-8-03	770	770,000

Health Care - Drugs - 2.08%

Merck & Co., Inc.,
4.489%, 2-22-04 (A)	500	506,316

Hospital Supply and Management - 1.62%

Autumn House at Powder Mill, Inc. (Suntrust Bank),
1.1%, 10-9-03	150	150,000
Meriter Management Services, Inc. (U.S. Bank Milwaukee, National Association),
1.2%, 10-8-03	245	245,000
		395,000

Retail - General Merchandise - 4.02%

Wal-Mart Stores, Inc.,
5.199%, 6-1-04	950	975,870

Trucking and Shipping - 2.24%

Volpe Family Partnership, L.P. (Wachovia Bank),
1.17%, 10-9-03	545	545,000

Utilities - Telephone - 3.98%

BellSouth Corporation,
4.16%, 4-26-04 (A)	500	507,670
SBC Communications Inc.,
4.18%, 6-5-04	450	458,951
		966,621

Total Notes - 22.61%

		5,494,714

TOTAL CORPORATE OBLIGATIONS - 79.00%

		$19,195,996

(Cost: $19,195,996)

MUNICIPAL OBLIGATIONS

California - 3.09%

Pollution Control Financing Authority, Environmental Improvement Revenue Bonds, Air Products Manufacturing Corporation, Series 1997A (Taxable),
1.11%, 11-5-03	$750	$750,000

Maryland - 3.72%

Mayor and City Council of Baltimore (City of Baltimore, Maryland), General Obligation Bonds, Consolidated Public Improvement Bonds, Series 2003D (Variable Rate Demand/Taxable),
1.1%, 10-9-03	905	905,000

New York - 1.34%

The City of New York, General Obligation Bonds, Fiscal 1995 Series B, Taxable Adjustable Rate Bonds (Bayerische Landesbank Girozentrale, New York Branch),
1.11%, 10-8-03	325	325,000

Washington - 1.38%

Washington State Housing Finance Commission: Taxable Variable Rate Demand Multifamily Revenue Bonds, Mill Pointe Apartments Project, Series 1999B (U.S. Bank, National Association),
1.2%, 10-3-03	240	240,000
Taxable Variable Rate Demand Multifamily Revenue Bonds, Brittany Park Project, Series 1996B (U.S. Bank of Washington, National Association),
1.13%, 10-9-03	95	95,000
		335,000

TOTAL MUNICIPAL OBLIGATIONS - 9.53%

		$2,315,000

(Cost: $2,315,000)

UNITED STATES GOVERNMENT SECURITIES

Federal Farm Credit Banks,
1.1%, 5-14-04	750	749,677
Federal Home Loan Bank:
1.05%, 7-16-04	400	400,000
1.2%, 8-20-04	300	300,000
1.5%, 10- 4-04	200	200,000
Federal Home Loan Mortgage Corporation,
4.875%, 4-16-04	600	611,910
Overseas Private Investment Corporation,
1.06%, 10-8-03	477	476,744

TOTAL UNITED STATES GOVERNMENT SECURITIES - 11.27%

		$2,738,331

(Cost: $2,738,331)

TOTAL INVESTMENT SECURITIES - 99.80%

		$24,249,327

(Cost: $24,249,327)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.20%

		48,881

NET ASSETS - 100.00%

		$24,298,208

Notes to Schedule of Investments

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, the total value of these securities amounted to $1,013,986 or 4.17% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

MONEY MARKET FUND
September 30, 2003
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $24,249)
(Notes 1 and 3)	$24,249
Cash	32
Receivables:
Interest	74
Fund shares sold	46
Prepaid insurance premium	41

Total assets	24,442

LIABILITIES
Payable to Fund shareholders	131
Accrued shareholder servicing (Note 2)	5
Accrued accounting and administrative services fees (Note 2)	1
Dividends payable	1
Other	6

Total liabilities	144

Total net assets	$24,298

NET ASSETS
$0.01 par value capital stock:
Capital stock	$243
Additional paid-in capital	24,055

Net assets applicable to outstanding units of capital	$24,298

Net asset value, redemption and offering price per share:
Class A	$1.00
Class B	$1.00
Class C	$1.00
Capital shares outstanding:
Class A	15,289
Class B	1,405
Class C	7,604
Capital shares authorized	400,000

STATEMENT OF OPERATIONS

MONEY MARKET FUND
For the Six Months Ended September 30, 2003
(In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$141

Expenses (Note 2):
Investment management fee	46
Distribution fee:
Class B	4
Class C	33
Registration fees	7
Shareholder servicing:
Class A	10
Class B	1
Class C	9
Service fee:
Class B	1
Class C	11
Audit fees	8
Accounting and administrative services fees	7
Custodian fees	4
Other	6

Total	147

Less expenses in excess of voluntary waiver of (Note 2):
Investment management fee	(46)
Class B 12b-1 fees	(2)
Class C 12b-1 fees	(12)

Total expenses	87

Net investment income	54

Net increase in net assets resulting from operations	$54

STATEMENT OF CHANGES IN NET ASSETS

MONEY MARKET FUND
(In Thousands)

	For the six months ended September 30,

		For the fiscal year ended March 31,

	2003

		2003

INCREASE IN NET ASSETS
Operations:
Net investment income	$54	$139

Net increase in net assets resulting
from operations	54	139

Distributions to shareholders from
net investment income (Note 1F):(1)
Class A	(52)	(122)
Class B	- *	(1)
Class C	(2)	(16)

	(54)	(139)

Capital share transactions (Note 5)	2,982	8,293

Total increase	2,982	8,293
NET ASSETS
Beginning of period	21,316	13,023

End of period	$24,298	$21,316

Undistributed net investment income	$-	$-

*Not shown due to rounding.
(1)See "Financial Highlights" on pages 122 - 124.

FINANCIAL HIGHLIGHTS

MONEY MARKET FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,

					For the period from 6-30-00(1) to

	9-30-03

			2003

				2002

					3-31-01

Net asset value,
beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income	0.0040		0.0124	0.0259	0.0413
Less dividends declared	(0.0040)		(0.0124)	(0.0259)	(0.0413)

Net asset value,
end of period	$1.00		$1.00	$1.00	$1.00

Total return	0.41%		1.25%	2.70%	4.11%
Net assets, end of period
(in millions)	$15		$10	$5	$5
Ratio of expenses to
average net assets
including voluntary
expense waiver	0.42	%(2)	0.52%	0.81%	0.92	%(2)
Ratio of net investment
income to average net
assets including
voluntary expense
waiver	0.79	%(2)	1.26%	2.60%	5.49	%(2)
Ratio of expenses to
average net assets
excluding voluntary
expense waiver	0.82	%(2)	0.92%	1.03%	1.18	%(2)
Ratio of net investment
income to average net
assets excluding
voluntary expense
waiver	0.39	%(2)	0.86%	2.38%	5.23	%(2)
(1)Commencement of operations of the class.
(2)Annualized.

FINANCIAL HIGHLIGHTS

MONEY MARKET FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,

					For the period from 7-12-00(1) to

	9-30-03

			2003

				2002

					3-31-01

Net asset value,
beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income	0.0002		0.0015	0.0147	0.0299
Less dividends declared	(0.0002)		(0.0015)	(0.0147)	(0.0299)

Net asset value,
end of period	$1.00		$1.00	$1.00	$1.00

Total return	0.02%		0.16%	1.55%	2.97%
Net assets, end of period
(000 omitted)	$1,405		$1,188	$578	$431
Ratio of expenses to
average net assets
including voluntary
expense waivers	1.18	%(2)	1.59%	1.88%	2.29	%(2)
Ratio of net investment
income to average net
assets including
voluntary expense
waivers	0.03	%(2)	0.14%	1.33%	4.05	%(2)
Ratio of expenses to
average net assets
excluding voluntary
expense waivers	1.58	%(2)	2.06%	2.39%	2.94	%(2)
Ratio of net investment
income (loss) to average
net assets excluding
voluntary expense
waivers	-0.37	%(2)	-0.33%	0.82%	3.41	%(2)
(1)Commencement of operations of the class.
(2)Annualized.

FINANCIAL HIGHLIGHTS

MONEY MARKET FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,

					For the period from 7-3-00(1) to

	9-30-03		2003

				2002

					3-31-01

Net asset value,
beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income	0.0002		0.0019	0.0157	0.0332
Less dividends declared	(0.0002)		(0.0019)	(0.0157)	(0.0332)

Net asset value,
end of period	$1.00		$1.00	$1.00	$1.00

Total return	0.02%		0.20%	1.63%	3.32%
Net assets, end of period
(in millions)	$8		$10	$7	$10
Ratio of expenses to
average net assets
including voluntary
expense waivers	1.19	%(2)	1.56%	1.81%	1.98	%(2)
Ratio of net investment
income to average net
assets including
voluntary expense
waivers	0.03	%(2)	0.18%	1.58%	4.34	%(2)
Ratio of expenses to
average net assets
excluding voluntary
expense waivers	1.59	%(2)	1.99%	2.31%	2.54	%(2)
Ratio of net investment
income (loss) to average
net assets excluding
voluntary expense
waivers	-0.37	%(2)	-0.25%	1.08%	3.78	%(2)
(1)Commencement of operations of the class.
(2)Annualized.

SHAREHOLDER SUMMARY OF MUNICIPAL BOND FUND

GOAL

Municipal Bond Fund

To seek income which is not subject to Federal income tax. (Income may be subject to state and local taxes, and a significant portion may be subject to the Federal alternative minimum tax.)

Strategy

Invests primarily in tax-exempt municipal bonds, mainly of investment grade. The Fund diversifies its holdings among two main types of municipal bonds: general obligation bonds and revenue bonds.

Founded

1992

Scheduled Dividend Frequency

Declared daily, paid monthly

Performance Summary - Class C Shares

Per Share Data

For the Six Months Ended September 30, 2003

Dividends paid	$0.15

Net asset value on
9-30-03	$11.20
3-31-03	11.10

Change per share	$ 0.10

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF MUNICIPAL BOND FUND

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Ivy Funds website at www.ivyfunds.com for more current performance information.

Average Annual Total Return(A)

	Class A		Class B

	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)
Period

1-year period ended 9-30-03	-1.27%	3.11%	-1.69%	2.29%
5-year period ended 9-30-03	-	-	-	-
10-year period ended 9-30-03	-	-	-	-
Since inception of Class(F)	5.44%	6.95%	5.10%	5.95%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 4.25% sales load on the initial purchase in the periods.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.

(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.

(F)9-15-00 for Class A shares and 8-8-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period	Class C(B)	Class Y(C)

1-year period ended 9-30-03	2.23%	2.90%
5-year period ended 9-30-03	3.23%	-
10-year period ended 9-30-03	4.38%	-
Since inception of Class(D)	-	4.20%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data from 3-24-00 represents the actual performance of Class C shares. Performance data prior to 3-24-00 represents the performance of the Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares. The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.

(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.

(D)12-30-98 for Class Y shares (the date on which shares were first acquired and continuously held by shareholders).

SHAREHOLDER SUMMARY OF MUNICIPAL BOND FUND

Portfolio Highlights

On September 30, 2003, Municipal Bond Fund had net assets totaling $25,948,907 invested in a diversified portfolio.

As a shareholder of Municipal Bond Fund, for every $100 you had invested on September 30, 2003, your Fund owned:

Education Revenue Bonds	$12.76
Hospital Revenue Bonds	$11.38
City and County General Obligation Bonds	$10.21
Water and Sewer Revenue Bonds	$8.02
Housing Revenue Bonds	$7.78
Sales Revenue Bonds	$7.52
Public Power Revenue Bonds	$7.19
Other Municipal Bonds	$6.89
Airport Revenue Bonds	$6.61
Special Tax Bonds	$5.26
School General Obligation Bonds	$5.05
Transportation Revenue Bonds	$4.36
Lease/Certificate of Participation Bonds	$3.95
Cash and Cash Equivalents	$3.02

2003 TAX YEAR TAXABLE EQUIVALENT YIELDS(1)
If your Taxable Income is:		Your Marginal Tax Bracket Is
			Equivalent Tax Free Yields
Joint Return	Single Return		3%	4%	5%	6%

$0- 12,000	$0- 6,000	10%	3.33%	4.44%	5.56%	6.67%
$12,001- 47,450	$6,001- 28,400	15%	3.53%	4.71%	5.88%	7.06%
$47,451-114,650	$28,401- 68,800	27%	4.11%	5.48%	6.85%	8.22%
$114,651-174,700	$68,801-143,500	30%	4.29%	5.71%	7.14%	8.57%
$174,701-311,950	$143,501-311,950	35%	4.62%	6.15%	7.69%	9.23%
$311,951 and above	$311,951 and above	38.6%	4.89%	6.51%	8.14%	9.77%

(1)Table is for illustration only and does not represent the actual performance of Ivy Funds, Inc. - Municipal Bond Fund.

THE INVESTMENTS OF MUNICIPAL BOND FUND

September 30, 2003

MUNICIPAL BONDS

  Principal Amount in Thousands

Value

Arizona - 3.09%

The Industrial Development Authority of the City of Phoenix, Arizona, Single Family Mortgage Revenue Bonds, Series 2002-1A,
6.2%, 3-1-34	$490	$545,444
City of Bullhead City, Arizona, Bullhead Parkway Improvement District, Improvement Bonds,
6.1%, 1-1-13	250	255,687
		801,131

California - 4.22%

San Mateo County Community College District (County of San Mateo, California), 2002 General Obligation Bonds (Election of 2001), Series A (Current Interest Bonds),
5.375%, 9-1-15	500	563,470
Trustees of the California State University Systemwide Revenue Bonds, Series 2002A,
5.5%, 11-1-15	250	284,627
State of California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A,
5.5%, 5-1-08	215	246,035
		1,094,132

Colorado - 3.94%

City of Aspen, Colorado, Sales Tax Revenue Bonds, Series 1999,
5.25%, 11-1-15	500	540,125
El Paso County School District No. 12 - Cheyenne Mountain, El Paso County, Colorado, General Obligation Refunding Bonds, Series 2002,
0.0%, 9-15-12	685	483,521
		1,023,646

Florida - 5.44%

Polk County, Florida, Capital Improvement and Refunding Revenue Bonds, Series 2002,
5.25%, 12-1-09	500	577,120
School District of Hillsborough County, Florida, Sales Tax Revenue Bonds, Series 2002,
5.375%, 10-1-13	500	562,285
City of Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003,
5.25%, 10-1-19	250	272,952
		1,412,357

Georgia - 0.89%

Hospital Authority of Cobb County (Georgia), Revenue Anticipation Refunding and Improvement Certificates, Series 2003,
5.25%, 4-1-20	210	230,135

Illinois - 9.02%

Village of Bedford Park, Cook County, Illinois, Water Revenue Bonds, Series 2000A,

6.0%, 12-15-12	955	1,067,862
School District Number 116, Champaign County, Illinois (Urbana), General Obligation School Building Bonds, Series 1999C,
0.0%, 1-1-11	850	660,008
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.05%, 12-15-19	645	613,021
		2,340,891

Indiana - 8.87%

New Albany-Floyd County School Building Corporation, First Mortgage Bonds, Series 2002 (Floyd County, Indiana),

5.75%, 7-15-17	675	779,011
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series K,
5.75%, 7-1-18	500	567,290
Dyer (Indiana) Redevelopment Authority, Economic Development Lease Rental Bonds,
Series 1999,
6.5%, 1-15-24	500	545,180
East Chicago Elementary School Building Corporation (Lake County, Indiana), First Mortgage Bonds, Series 1993A,
5.5%, 1-15-16	400	409,700
		2,301,181

Kansas - 5.72%

Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program):
2001 Series A-5,
5.55%, 12-1-33	500	526,660
2001 Series A-1 (AMT),
6.3%, 12-1-32	460	508,217
Chisholm Creek Utility Authority, Water and Wastewater Facilities Revenue Bonds (Cities of Bel Aire and Park City, Kansas Project), Series 2002,
5.25%, 9-1-15	400	449,272
		1,484,149

Louisiana - 3.23%

State of Louisiana, Gasoline and Fuels Tax Revenue Bonds, 2002 Series A,
5.25%, 6-1-13	500	562,875
City of New Orleans, Louisiana, Limited Tax Certificates of Indebtedness, Series 2003,
5.0%, 3-1-07	250	276,438
		839,313

Maryland - 2.11%

Maryland Transportation Authority, Airport Parking Revenue Bonds, Series 2002B, Baltimore/Washington International Airport Projects (Qualified Airport Bonds - AMT),
5.375%, 3-1-15	500	547,005

Minnesota - 4.79%

City of Perham, Minnesota, General Obligation Disposal System Revenue Bonds, Series 2001,

6.0%, 5-1-22	500	517,485
City of Victoria, Minnesota, Private School Facility Revenue Bonds (Holy Family Catholic High School Project), Series 1999A,
5.6%, 9-1-19	400	386,100
City of Minneapolis, Minnesota, General Obligation Convention Center Bonds, Series 2002,
5.0%, 12-1-10	300	340,257
		1,243,842

Missouri - 5.51%

The City of St. Louis, Missouri, Airport Revenue Bonds, Series 2001A (Airport Development Program),

5.0%, 7-1-11	500	554,760
City of Sikeston, Missouri, Electric System Revenue Refunding Bonds, 1996 Series,
6.0%, 6-1-14	400	482,772
City of Kearney, Missouri, General Obligation Bonds, Series 2001,
5.5%, 3-1-16	350	392,910
		1,430,442

Nebraska - 2.12%

Nebraska Higher Education Loan Program, Inc., Senior Subordinate Bonds, 1993-2, Series A-5A,
6.2%, 6-1-13	500	550,725

Nevada - 1.08%

Carson City, Nevada Hospital Revenue Bonds (Carson-Tahoe Hospital Project), Series 2002,

6.0%, 9-1-15	255	280,778

New Jersey - 1.06%

Garden State Preservation Trust, Open Space and Farmland Preservation Bonds, 2003 Series A (Current Interest Bonds),

5.25%, 11-1-19	250	273,962

New Mexico - 2.15%

New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds (Memorial Medical Center, Inc. Project), Series 1998,
4.85%, 6-1-08	620	557,430

New York - 10.80%

The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Seventh Series,
5.5%, 12-15-14	500	566,440

New York State Thruway Authority, State Personal Income Tax Revenue Bonds (Transportation), Series 2002A,
5.25%, 3-15-10	500	564,895
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003 Series D,

5.0%, 6-15-09	500	563,455
The City of New York, General Obligation Bonds, Fiscal 2003 Series A Current Interest Bonds,

5.5%, 8-1-10	500	560,240
Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds (State University Educational Facilities Issue), Series 2002B,

5.25%, 11-15-23	500	548,590
		2,803,620

Oklahoma - 0.95%

Tulsa Public Facilities Authority (Oklahoma), Assembly Center Lease Payment Revenue Bonds, Refunding Series 1985,
6.6%, 7-1-14	200	245,400

Pennsylvania - 3.38%

The School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series A of 2002,
5.5%, 2-1-18	500	551,900
Schuylkill County Industrial Development Authority, Variable Rate Demand Revenue Bonds (Pine Grove Landfill, Inc. Project), 1995 Series,
5.1%, 10-1-19	320	325,670
		877,570

Rhode Island - 2.82%

Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, St. Joseph Health Services of Rhode Island Issue, Series 1999,
5.4%, 10-1-09	725	731,641

South Carolina - 2.17%

South Carolina Public Service Authority, Santee Cooper, Revenue Obligations, 2002 Refunding Series D,
5.0%, 1-1-10	500	562,900

Texas - 4.63%

Lufkin Health Facilities Development Corporation, Health System Revenue and Refunding Bonds (Memorial Health System of East Texas), Series 1995,
6.875%, 2-15-26	495	486,902
Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, 1997 Series D (AMT) TEAMS Structure,
5.7%, 9-1-29	420	438,115
Pflugerville Independent School District (Travis County, Texas), Unlimited Tax School Building Bonds, Series 2001,
5.5%, 8-15-19	250	276,328
		1,201,345

Virginia - 2.17%

City of Chesapeake, Virginia, General Obligation Public Improvement and Refunding Bonds, Series of 2001,
5.5%, 12-1-17	500	562,875

Washington - 2.22%

Energy Northwest Project No. 1, Refunding Electric Revenue Bonds, Series 2002-A,
5.75%, 7-1-16	500	574,740

Wisconsin - 2.56%

Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Services, Inc., System Revenue and Refunding Bonds, Series 2002,
6.0%, 8-15-15	600	664,944

Wyoming - 2.04%

Wyoming Student Loan Corporation, Student Loan Revenue Refunding Bonds, Series 1999A (Non-AMT),
6.2%, 6-1-24	500	529,605

TOTAL MUNICIPAL BONDS - 96.98%

		$25,165,759

(Cost: $24,020,039)

TOTAL SHORT-TERM SECURITIES - 2.45%

		$636,000

(Cost: $636,000)

TOTAL INVESTMENT SECURITIES - 99.43%

		$25,801,759

(Cost: $24,656,039)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.57%

		147,148

NET ASSETS - 100.00%

		$25,948,907

Notes to Schedule of Investments

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

MUNICIPAL BOND FUND
September 30, 2003
(In Thousands, Except for Per Share and Share Amounts)

ASSETS
Investment securities - at value (cost - $24,656)
(Notes 1 and 3)	$25,802
Cash	1
Receivables:
Interest	330
Fund shares sold	4
Prepaid registration fees	28

Total assets	26,165

LIABILITIES
Payable to Fund shareholders	190
Accrued shareholder servicing (Note 2)	6
Dividends payable	4
Accrued accounting and administrative services fees (Note 2)	2
Accrued distribution and service fees (Note 2)	1
Other	13

Total liabilities	216

Total net assets	$25,949

NET ASSETS
$0.01 par value capital stock:
Capital stock	$23
Additional paid-in capital	25,601
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	15
Accumulated undistributed net realized loss
on investments	(836)
Net unrealized appreciation in value of investments	1,146

Net assets applicable to outstanding units of capital	$25,949

Net asset value per share (net assets divided by shares outstanding):
Class A	$11.20
Class B	$11.20
Class C	$11.20
Class Y	$11.20
Capital shares outstanding:
Class A	297,120
Class B	65,787
Class C	1,953,795
Class Y	356
Capital shares authorized	200,000,000

STATEMENT OF OPERATIONS

MUNICIPAL BOND FUND
For the Six Months Ended September 30, 2003
(In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$636

Expenses (Note 2):
Distribution fee:
Class A	-	*
Class B	2
Class C	89
Class Y	-	*
Investment management fee	72
Service fee:
Class A	4
Class B	1
Class C	30
Shareholder servicing:
Class A	1
Class B	1
Class C	23
Class Y	-	*
Registration fees	19
Accounting and administrative services fees	13
Audit fees	9
Custodian fees	1
Other	3

Total expenses	268

Net investment income	368

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	71
Unrealized appreciation in value of investments
during the period	134

Net gain on investments	205

Net increase in net assets resulting from operations	$573

*Not shown due to rounding.

STATEMENT OF CHANGES IN NET ASSETS

MUNICIPAL BOND FUND
(In Thousands)

	For the six months ended September 30, 2003	For the fiscal year ended March 31, 2003

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$368	$853
Realized net gain on investments	71	42
Unrealized appreciation	134	1,161

Net increase in net assets
resulting from operations	573	2,056

Distributions to shareholders from
net investment income (Note 1F):(1)
Class A	(53)	(99)
Class B	(9)	(13)
Class C	(305)	(727)
Class Y	- *	- *

	(367)	(839)

Capital share transactions (Note 5)	(2,102)	119

Total increase (decrease)	(1,896)	1,336
NET ASSETS
Beginning of period	27,845	26,509

End of period	$25,949	$27,845

Undistributed net investment income	$15	$14

*Not shown due to rounding.
(1)See "Financial Highlights" on pages 139 - 145.

FINANCIAL HIGHLIGHTS

MUNICIPAL BOND FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the period from 9-15-00(1) to
	9-30-03		2003	2002	3-31-01

Net asset value,
beginning of period	$11.10		$10.61	$10.52	$10.33

Income from investment
operations:
Net investment income	0.19		0.42	0.47	0.26
Net realized and
unrealized gain
on investments	0.10		0.49	0.09	0.19

Total from investment
operations	0.29		0.91	0.56	0.45

Less distributions:
Declared from net
investment income	(0.19)		(0.42)	(0.47)	(0.26)
From capital gains	(0.00)		(0.00)	(0.00)	(0.00)

Total distributions	(0.19)		(0.42)	(0.47)	(0.26)

Net asset value,
end of period	$11.20		$11.10	$10.61	$10.52

Total return(2)	2.67%		8.71%	5.38%	4.32%
Net assets, end of
period (in millions)	$3		$3	$2	$1
Ratio of expenses to average
net assets	1.20	%(3)	1.15%	1.17%	1.21	%(3)
Ratio of net investment
income to average
net assets	3.43	%(3)	3.79%	4.37%	4.69	%(3)
Portfolio turnover rate	2.00%		40.03%	36.41%	34.78	%(4)

(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)For the fiscal year ended March 31, 2001.

FINANCIAL HIGHLIGHTS

MUNICIPAL BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,		For the period from 8-8-00(1)to
	9-30-03		2003	2002	3-31-01

Net asset value,
beginning of period	$11.10		$10.61	$10.52	$10.26

Income from
investment operations:
Net investment income	0.15		0.33	0.32	0.22
Net realized and unrealized
gain on investments	0.10		0.49	0.09	0.26

Total from investment
operations	0.25		0.82	0.41	0.48

Less distributions:
Declared from net
investment income	(0.15)		(0.33)	(0.32)	(0.22)
From capital gains	(0.00)		(0.00)	(0.00)	(0.00)

Total distributions	(0.15)		(0.33)	(0.32)	(0.22)

Net asset value,
end of period	$11.20		$11.10	$10.61	$10.52

Total return	2.25%		7.81%	3.97%	4.66%
Net assets, end of period
(000 omitted)	$737		$532	$120	$37
Ratio of expenses to
average net assets	2.01	%(2)	1.96%	2.44%	2.82	%(2)
Ratio of net investment
income to average
net assets	2.63	%(2)	2.98%	3.09%	3.11	%(2)
Portfolio turnover rate	2.00%		40.03%	36.41%	34.78	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended March 31, 2001.

FINANCIAL HIGHLIGHTS

MUNICIPAL BOND FUND
Class C Shares(1)
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,
	9-30-03		2003	2002	2001	2000	1999

Net asset value,
beginning of period	$11.10		$10.61	$10.52	$10.11	$11.24	$11.45

Income (loss) from
investment operations:
Net investment
income	0.14		0.32	0.37	0.40	0.42	0.42
Net realized and
unrealized gain (loss)
on investments	0.10		0.49	0.09	0.41	(1.11)	0.10

Total from investment
operations	0.24		0.81	0.46	0.81	(0.69)	0.52

Less distributions:
Declared from net
investment income	(0.14)		(0.32)	(0.37)	(0.40)	(0.42)	(0.42)
From capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.02)	(0.31)

Total distributions	(0.14)		(0.32)	(0.37)	(0.40)	(0.44)	(0.73)

Net asset value,
end of period	$11.20		$11.10	$10.61	$10.52	$10.11	$11.24

Total return	2.23%		7.75%	4.40%	8.22%	-6.21%	4.64%
Net assets, end of period
(in millions)	$22		$25	$24	$26	$28	$43
Ratio of expenses to
average net assets	2.05	%(2)	2.03%	2.13%	2.13%	1.98%	1.88%
Ratio of net investment
income to average
net assets	2.58	%(2)	2.95%	3.44%	3.94%	3.94%	3.68%
Portfolio turnover rate	2.00%		40.03%	36.41%	34.78%	16.95%	41.53%

(1)See Note 5.
(2)Annualized.

FINANCIAL HIGHLIGHTS

MUNICIPAL BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the period from 12-30-98(1)to
	9-30-03		2003	2002	2001	2000	3-31-99

Net asset value,
beginning of period	$11.10		$10.61	$10.52	$10.11	$11.24	$11.58

Income (loss) from
investment operations:
Net investment
income	0.18		0.40	0.44	0.47	0.48	0.13
Net realized and
unrealized gain (loss)
on investments	0.10		0.49	0.09	0.41	(1.11)	(0.03)

Total from investment
operations	0.28		0.89	0.53	0.88	(0.63)	0.10

Less distributions:
Declared from net
investment income	(0.18)		(0.40)	(0.44)	(0.47)	(0.48)	(0.13)
From capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.02)	(0.31)

Total distributions	(0.18)		(0.40)	(0.44)	(0.47)	(0.50)	(0.44)

Net asset value,
end of period	$11.20		$11.10	$10.61	$10.52	$10.11	$11.24

Total return	2.56%		8.52%	5.10%	9.04%	-5.69%	0.80%
Net assets, end of period
(000 omitted)	$4		$4	$2	$2	$2	$2
Ratio of expenses to
average net assets	1.42	%(2)	1.33%	1.44%	1.47%	1.40%	1.00	%(2)
Ratio of net investment
income to average
net assets	3.20	%(2)	3.64%	4.09%	4.61%	4.52%	4.40	%(2)
Portfolio turnover rate	2.00%		40.03%	36.41%	34.78%	16.95%	41.53	%(3)

(1) Recommencement of operations of the class.
(2) Annualized.
(3) For the fiscal year ended March 31, 1999.

SHAREHOLDER SUMMARY OF SCIENCE AND TECHNOLOGY FUND

GOAL

Science and Technology Fund

To seek long-term capital growth.

Strategy

Invests primarily in the equity securities of United States and foreign science and technology companies. Science and technology companies have products, processes or services that are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. As well, the Fund may invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries.

Founded

1997

Scheduled Dividend Frequency

Annually (December)

Performance Summary - Class C Shares

Per Share Data

For the Six Months Ended September 30, 2003

Net asset value on
9-30-03	$16.26
3-31-03	13.88

Change per share	$ 2.38

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF SCIENCE AND TECHNOLOGY FUND

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Ivy Funds website at www.ivyfunds.com  for more current performance information.

Average Annual Total Return(A)

	Class A		Class B

	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)
Period

1-year period ended 9-30-03	12.70%	19.57%	14.18%	18.18%
5-year period ended 9-30-03	-	-	-	-
10-year period ended 9-30-03	-	-	-	-
Since inception of Class(F)	-14.69%	-13.12%	-14.60%	-14.00%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.

(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.

(F)7-3-00 for Class A shares and Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period	Class C(B)	Class Y(C)

1-year period ended 9-30-03	18.51%	19.93%
5-year period ended 9-30-03	13.61%	14.58%
10-year period ended 9-30-03	-	-
Since inception of Class(D)	13.40%	12.43%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data from 3-24-00 represents the actual performance of Class C shares. Performance data prior to 3-24-00 represents the performance of the Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares. The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.

(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.

(D)7-31-97 for Class C shares and 6-9-98 for Class Y shares (the date on which shares were first acquired by shareholders).

Investing in companies involved in one specified sector may involve a greater degree of risk than an investment with greater diversification.

SHAREHOLDER SUMMARY OF SCIENCE AND TECHNOLOGY FUND

Portfolio Highlights

On September 30, 2003, Science and Technology Fund had net assets totaling $119,579,450 invested in a diversified portfolio of:

96.77%	Common Stocks
3.23%	Cash and Cash Equivalents

As a shareholder of Science and Technology Fund, for every $100 you had invested on September 30, 2003, your Fund owned:

Technology Stocks	$37.83
Health Care Stocks	$28.80
Multi-Industry Stocks	$8.69
Business Equipment and Services Stocks	$8.45
Energy Stocks	$4.65
Utilities Stocks	$3.55
Cash and Cash Equivalents	$3.23
Miscellaneous Stocks	$2.72
Raw Materials Stocks	$2.08

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND

September 30, 2003

COMMON STOCKS

	Shares	Value

Aircraft - 2.04%

Northrop Grumman Corporation	28,250	$2,435,715

Broadcasting - 1.15%

Adelphia Communications Corporation, Class A*	167,000	51,352
Cox Communications, Inc., Class A*	41,800	1,321,716
		1,373,068

Business Equipment and Services - 3.67%

Accenture Ltd*	49,891	1,114,565
BearingPoint, Inc.*	131,800	1,051,764
Edison Schools Inc.*	202,850	348,902
Euronet Worldwide, Inc.*	132,600	1,604,460
Innovex, Inc.*	26,500	263,410
		4,383,101

Chemicals - Specialty - 2.08%

Pall Corporation	111,000	2,490,840

Communications Equipment - 3.57%

Cisco Systems, Inc.*	101,800	1,990,190
Nokia Corporation, Series A, ADR	73,800	1,151,280
Nortel Networks Corporation*	273,900	1,122,990
		4,264,460

Computers - Main and Mini - 0.49%

International Business Machines Corporation	6,700	591,811

Computers - Micro - 1.01%

Dell Inc.*	36,100	1,205,920

Computers - Peripherals - 10.42%

Amdocs Limited*	65,400	1,229,520
EMC Corporation*	90,800	1,146,804
Electronics for Imaging, Inc.*	29,900	693,979
Microsoft Corporation	74,900	2,082,969
PeopleSoft, Inc.*	62,750	1,140,481
Seagate Technology	88,700	2,412,640
Symbol Technologies, Inc.	314,375	3,756,781
		12,463,174

Consumer Electronics - 1.11%

Sony Corporation, ADR	38,050	1,324,140

Electronic Components - 16.95%

AMIS Holdings, Inc.*	27,800	514,161
ARM Holdings plc, ADR*	154,300	756,070
AU Optronics Corp., ADR	160,190	2,044,024
Agere Systems Inc., Class A*	429,950	1,319,947
IXYS Corporation*	81,330	760,435
Intel Corporation	42,900	1,180,608
Mattson Technology, Inc.*	66,979	605,490
Microchip Technology Incorporated	65,500	1,572,655
Micron Technology, Inc.*	192,035	2,577,110
OmniVision Technologies, Inc.*	43,430	1,838,392
ON Semiconductor Corporation*	107,800	439,285
Taiwan Semiconductor Manufacturing Company Ltd., ADR	80,000	866,400
Texas Instruments Incorporated	87,300	1,990,440
United Microelectronics Corporation*	390,984	1,763,338
Xilinx, Inc.*	71,600	2,036,662
		20,265,017

Electronic Instruments - 3.35%

Applied Materials, Inc.*	124,400	2,255,372
Credence Systems Corporation*	77,000	888,965
Photronics, Inc.*	40,200	856,863
		4,001,200

Health Care - Drugs - 15.16%

Abbott Laboratories	56,000	2,382,800
Alcon, Inc.	75,550	4,242,133
Amylin Pharmaceuticals, Inc.*	39,600	1,120,482
Forest Laboratories, Inc.*	43,200	2,222,640
Genzyme Corporation - General Division*	80,300	3,722,708
IVAX Corporation*	116,750	2,288,300
Incyte Corporation*	11,010	50,866
Pfizer Inc.	69,200	2,102,296
		18,132,225

Health Care - General - 3.95%

ALARIS Medical, Inc.*	56,530	938,398
Boston Scientific Corporation*	59,300	3,783,340
		4,721,738

Hospital Supply and Management - 9.69%

Anthem, Inc.*	22,144	1,579,532
Cerner Corporation*	54,400	1,676,608
HCA Inc.	140,050	5,162,243
Province Healthcare Company*	244,800	3,170,160
		11,588,543

Multiple Industry - 8.69%

Amphenol Corporation, Class A*	51,200	2,664,960
Garmin Ltd.*	72,800	3,048,500
Research In Motion Limited*	91,300	3,487,660
Samsung Electronics Co., Ltd. (A)	3,500	1,192,888
		10,394,008

Petroleum - Domestic - 4.65%

Burlington Resources Inc.	39,809	1,918,794
Noble Energy, Inc.	56,500	2,163,950
Unocal Corporation	46,950	1,479,864
		5,562,608

Photographic Equipment - 0.46%

Lexar Media, Inc.*	32,300	549,746

Timesharing and Software - 4.78%

Amazon.com, Inc.*	57,200	2,765,906
Concord EFS, Inc.*	86,500	1,182,455
Eclipsys Corporation*	64,400	1,028,146
Micromuse Inc.*	90,500	741,195
		5,717,702

Utilities - Telephone - 3.55%

Chunghwa Telecom Co., Ltd., ADR	106,100	1,486,461
Vodafone Group Plc, ADR	136,400	2,762,100
		4,248,561

TOTAL COMMON STOCKS - 96.77%

		$115,713,577

(Cost: $116,522,725)

TOTAL SHORT-TERM SECURITIES - 5.11%

		$6,109,671

(Cost: $6,109,671)

TOTAL INVESTMENT SECURITIES - 101.88%

		$121,823,248

(Cost: $122,632,396)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.88%)

		(2,243,798)

NET ASSETS - 100.00%

		$119,579,450

Notes to Schedule of Investments
*No income dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

SCIENCE AND TECHNOLOGY FUND
September 30, 2003
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $122,632)
(Notes 1 and 3)	$121,823
Receivables:
Investment securities sold	156
Fund shares sold	130
Dividends and interest	15

Total assets	122,124

LIABILITIES
Payable for investment securities purchased	2,005
Payable to Fund shareholders	357
Accrued shareholder servicing (Note 2)	88
Due to custodian	11
Accrued accounting and administrative services fees (Note 2)	5
Accrued management fee (Note 2)	3
Accrued distribution fee (Note 2)	2
Accrued service fee (Note 2)	1
Other	73

Total liabilities	2,545

Total net assets	$119,579

NET ASSETS
$0.01 par value capital stock:
Capital stock	$73
Additional paid-in capital	208,364
Accumulated undistributed loss:
Accumulated undistributed net investment loss	(959)
Accumulated undistributed net realized loss
on investment transactions	(87,090)
Net unrealized depreciation in value of investments	(809)

Net assets applicable to outstanding units of capital	$119,579

Net asset value per share (net assets divided by shares outstanding):
Class A	$16.68
Class B	$16.12
Class C	$16.26
Class Y	$17.09
Capital shares outstanding:
Class A	1,521
Class B	549
Class C	4,872
Class Y	360
Capital shares authorized	400,000

STATEMENT OF OPERATIONS

SCIENCE AND TECHNOLOGY FUND
For the Six Months Ended September 30, 2003
(In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $44)	$290
Interest and amortization	103

Total income	393

Expenses (Note 2):
Investment management fee	460
Shareholder servicing:
Class A	52
Class B	32
Class C	239
Class Y	4
Distribution fee:
Class A	2
Class B	26
Class C	285
Class Y	6
Service fee:
Class A	24
Class B	9
Class C	95
Accounting and administrative services fees	26
Audit fees	12
Custodian fees	5
Legal fees	3
Other	69

Total expenses	1,349

Net investment loss	(956)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	2,283
Realized net loss on written options	(1,522)
Realized net loss on purchased options	(615)

Realized net gain on investments	146
Unrealized appreciation in value of investments during the period	17,100

Net gain on investments	17,246

Net increase in net assets resulting from operations	$16,290

STATEMENT OF CHANGES IN NET ASSETS

SCIENCE AND TECHNOLOGY FUND
(In Thousands)

	For the months ended September 30, 2003	For the fiscal year ended March 31, 2003

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(956)	$(1,661)
Realized net gain (loss) on investments	146	(14,866)
Unrealized appreciation (depreciation)	17,100	(12,386)

Net increase (decrease) in net assets resulting from operations	16,290	(28,913)

Distributions to shareholders from realized gains on investment transactions (Note 1F):(1)
Class A	-	-
Class B	-	-
Class C	-	-
Class Y	-	-

	-	-

Capital share transactions (Note 5)	11,555	(10,197)

Total increase (decrease)	27,845	(39,110)
NET ASSETS
Beginning of period	91,734	130,844

End of period	$119,579	$91,734

Undistributed net investment loss	$(959)	$(3)

(1)See "Financial Highlights" on pages 152 - 157.

FINANCIAL HIGHLIGHTS

SCIENCE AND TECHNOLOGY FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-03		For the fiscal year ended March 31,		For the period from 7-3-00(1) to 3-31-01
			2003	2002

Net asset value,
beginning of period	$14.17		$18.19	$17.93	$34.91

Income (loss) from
investment operations:
Net investment income (loss)	(0.18)		(0.32)	(0.45)	0.02
Net realized and unrealized gain (loss) on investments	2.69		(3.70)	0.73	(9.35)

Total from investment operations	2.51		(4.02)	0.28	(9.33)

Less distribution from capital gains	(0.00)		(0.00)	(0.02)	(7.65)

Net asset value, end of period	$16.68		$14.17	$18.19	$17.93

Total return(2)	17.71%		-22.10%	1.56%	-31.95%
Net assets, end of period (in millions)	$25		$14	$12	$6
Ratio of expenses to average net assets	1.80	%(3)	1.79%	1.75%	1.70	%(3)
Ratio of net investment income (loss) to average net assets	-1.11	%(3)	-0.92%	-0.76%	0.26	%(3)
Portfolio turnover rate	59.69%		74.48%	90.92%	111.25	%(4)

(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)For the fiscal year ended March 31, 2001.

FINANCIAL HIGHLIGHTS

SCIENCE AND TECHNOLOGY FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-03		For the fiscal year ended March 31,		For the period from 7-3-00(1) to 3-31-01
			2003	2002

Net asset value, beginning of period	$13.77		$17.88	$17.80	$34.91

Income (loss) from investment operations:
Net investment loss	(0.13)		(0.34)	(0.38)	(0.06)
Net realized and unrealized gain (loss) on investments	2.48		(3.77)	0.48	(9.40)

Total from investment operations	2.35		(4.11)	0.10	(9.46)

Less distribution from capital gains	(0.00)		(0.00)	(0.02)	(7.65)

Net asset value, end of period	$16.12		$13.77	$17.88	$17.80

Total return	17.07%		-22.99%	0.56%	-32.37%
Net assets, end of period (in millions)	$9		$4	$4	$3
Ratio of expenses to average net assets	3.00	%(2)	3.00%	2.75%	2.53	%(2)
Ratio of net investment loss to average net assets	-2.31	%(2)	-2.12%	-1.73%	-0.55	%(2)
Portfolio turnover rate	59.69%		74.48%	90.92%	111.25	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended March 31, 2001.

FINANCIAL HIGHLIGHTS

SCIENCE AND TECHNOLOGY FUND
Class C Shares(1)
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-03			For the fiscal year ended March 31,
			2003		2002		2001		2000		1999

Net asset value, beginning of period	$13.88			$17.97		$17.83		$45.03		$17.45		$12.01

Income (loss) from investment operations:
Net investment loss	(0.16)			(0.25)		(0.24)		(0.12)		(0.95)		(0.09)
Net realized andunrealized gain (loss)on investments	2.54			(3.84)		0.40		(19.43)		28.77		5.53

Total from investment operations	2.38			(4.09)		0.16		(19.55)		27.82		5.44

Less distribution from capital gains	(0.00)			(0.00)		(0.02)		(7.65)		(0.24)		(0.00)

Net asset value, end of period	$16.26			$13.88		$17.97		$17.83		$45.03		$17.45

Total return	17.15%			-22.76%		0.89%		-47.49%		159.75%		45.30%
Net assets, end ofperiod (in millions)	$79			$70		$112		$134		$283		$44
Ratio of expenses to average net assets	2.70	%(2)		2.67%		2.45%		2.27%		2.20%		2.57%
Ratio of net investmentloss to average net assets	-1.96	%(2)		-1.77%		-1.40%		-0.44%		-1.68%		-1.26%
Portfolio turnover rate	59.69%			74.48%		90.92%		111.25%		44.19%		51.00%

(1)See Note 5.
(2)Annualized.

FINANCIAL HIGHLIGHTS

SCIENCE AND TECHNOLOGY FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-03			For the fiscal year ended March 31,							For the period from 6-9-98(1) to 3-31-99
			2003		2002		2001		2000

Net asset value, beginning of period	$14.51			$18.54		$18.21		$45.36		$17.65	$12.20

Income (loss) from investment operations:
Net investment income (loss)	(0.24)			(0.26)		(0.51)		(0.01)		(6.09)	0.01
Net realized and unrealized gain (loss) on investments	2.82			(3.77)		0.86		(19.49)		34.04	5.44

Total from investment operations	2.58			(4.03)		0.35		(19.50)		27.95	5.45

Less distribution from capital gains	(0.00)			(0.00)		(0.02)		(7.65)		(0.24)	(0.00)

Net asset value, end of period	$17.09			$14.51		$18.54		$18.21		$45.36	$17.65

Total return	17.78%			-21.74%		1.92%		-47.00%		158.67%	44.67%
Net assets, end of period (000 omitted)	$6,146			$3,198		$3,035		$1,466		$2,108	$53
Ratio of expenses to average net assets	1.44	%(2)		1.41%		1.39%		1.35%		1.36%	0.62	%(2)
Ratio of net investment income (loss) to average net assets	-0.79	%(2)		-0.53%		-0.43%		0.47%		-0.96%	0.54	%(2)
Portfolio turnover rate	59.69%			74.48%		90.92%		111.25%		44.19%	51.00	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended March 31, 1999.

SHAREHOLDER SUMMARY OF SMALL CAP GROWTH FUND

GOAL

Small Cap Growth Fund

To seek growth of capital.

Strategy

Invests primarily in common stocks of United States and foreign companies whose market capitalizations are within the range of capitalizations of companies included in the Lipper, Inc. Small Cap Category. The Fund emphasizes relatively new or unseasoned companies in the early stages of development or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth.

Founded

1992

Scheduled Dividend Frequency

Annually (December)

Performance Summary - Class C Shares

Per Share Data

For the Six Months Ended September 30, 2003

Net asset value on
9-30-03	$9.47
3-31-03	8.07

Change per share	$1.40

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF SMALL CAP GROWTH FUND

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Ivy Funds website at www.ivyfunds.com for more current performance information.

Average Annual Total Return(A)

	Class A		Class B

	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)
Period

1-year period ended 9-30-03	21.50%	28.91%	23.41%	27.41%
5-year period ended 9-30-03	-	-	-	-
10-year period ended 9-30-03	-	-	-	-
Since inception of Class(F)	-10.55%	-8.90%	-9.86%	-9.29%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.

(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.

(F)7-3-00 for Class A shares and 7-6-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period	Class C(B)	Class Y(C)

1-year period ended 9-30-03	27.80%	29.19%
5-year period ended 9-30-03	8.48%	9.47%
10-year period ended 9-30-03	12.35%	-
Since inception of Class(D)	-	11.05%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data from 3-24-00 represents the actual performance of Class C shares. Performance data prior to 3-24-00 represents the performance of the Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares. The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.

(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.

(D)12-29-95 for Class Y shares (the date on which shares were first acquired by shareholders).

Investing in small cap stocks may carry more risk than investing in stocks of larger, more well-established companies.

SHAREHOLDER SUMMARY OF SMALL CAP GROWTH FUND

Portfolio Highlights

On September 30, 2003, Small Cap Growth Fund had net assets totaling $414,777,646 invested in a diversified portfolio of:

91.16%	Common Stocks
8.84%	Cash and Cash Equivalents

As a shareholder of Small Cap Growth Fund, for every $100 you had invested on September 30, 2003, your Fund owned:

Health Care Stocks	$22.86
Business Equipment and Services Stocks	$18.44
Technology Stocks	$14.97
Cash and Cash Equivalents	$8.84
Retail Stocks	$7.32
Consumer Services Stocks	$5.59
Energy Stocks	$5.57
Consumer Nondurables Stocks	$5.50
Financial Services Stocks	$3.27
Miscellaneous Stocks	$3.18
Utilities Stocks	$2.26
Consumer Durables Stocks	$2.20

THE INVESTMENTS OF SMALL CAP GROWTH FUND

September 30, 2003

	Shares

Value

COMMON STOCKS

Beverages - 0.94%

Mondavi (Robert) Corporation (The), Class A*	125,891	$3,892,550

Broadcasting - 2.17%

Cox Radio, Inc., Class A*	193,600	4,234,032
Entercom Communications Corp.*	106,000	4,750,920
		8,984,952

Business Equipment and Services - 11.99%

Acxiom Corporation*	715,200	11,267,976
CheckFree Corporation*	538,994	10,825,694
FTI Consulting, Inc.*	181,500	3,149,025
MSC Industrial Direct Co., Inc., Class A*	693,800	14,465,730
MAXIMUS, Inc.*	290,500	10,007,725
		49,716,150

Chemicals - Specialty - 1.62%

Minerals Technologies Inc.	132,400	6,739,160

Communications Equipment - 4.42%

Advanced Fibre Communications, Inc.*	496,280	10,439,250
Tekelec*	504,500	7,882,812
		18,322,062

Computers - Peripherals - 2.59%

Sanchez Computer Associates, Inc.*	48,521	187,776
Take-Two Interactive Software, Inc.*	226,200	7,739,433
Transaction Systems Architects, Inc., Class A*	169,000	2,833,285
		10,760,494

Electronic Components - 1.10%

Power Integrations, Inc.*	137,700	4,582,656

Electronic Instruments - 6.86%

FLIR Systems, Inc.*	173,600	4,425,064
Lam Research Corporation*	178,300	3,951,128
Mettler-Toledo International Inc.*	175,500	6,309,225
Plexus Corp.*	595,600	9,270,514
Zebra Technologies Corporation*	87,300	4,499,442
		28,455,373

Finance Companies - 1.43%

Financial Federal Corporation*	194,200	5,925,042

Food and Related - 3.47%

American Italian Pasta Company, Class A*	290,100	11,223,969
Smucker (J.M.) Company (The)	75,490	3,182,658
		14,406,627

Health Care - Drugs - 5.58%

Affymetrix, Inc.*	93,673	1,963,386
Cell Therapeutics, Inc.*	553,038	6,296,338
NPS Pharmaceuticals, Inc.*	140,900	3,916,315
Pharmaceutical Resources, Inc.*	76,500	5,218,830
Sepracor Inc.*	207,880	5,742,685
		23,137,554

Health Care - General - 12.05%

ALARIS Medical, Inc.*	262,730	4,361,318
ArthroCare Corporation*	325,391	5,801,722
Cholestech Corporation*	84,674	652,837
Ciphergen Biosystems, Inc.*	242,900	2,997,386
IDEXX Laboratories, Inc.*	109,704	4,659,677
Omnicare, Inc.	478,000	17,236,680
ResMed Inc.*	87,524	3,849,306
VISX, Incorporated*	547,800	10,435,590
		49,994,516

Hospital Supply and Management - 5.23%

Amsurg Corp.*	235,309	7,768,727
Cerner Corporation*	314,900	9,705,218
Mid Atlantic Medical Services, Inc.*	81,800	4,206,974
		21,680,919

Motor Vehicle Parts - 2.20%

Gentex Corporation*	262,300	9,135,909

Petroleum - Domestic - 5.57%

Newfield Exploration Company*	291,300	11,235,441
Patterson-UTI Energy, Inc.*	292,100	7,908,607
Stone Energy Corporation*	112,000	3,951,360
		23,095,408

Photographic Equipment - 1.09%

DuPont Photomasks, Inc.*	200,000	4,543,000

Publishing - 3.42%

Getty Images, Inc.*	338,000	11,884,080
Martek Biosciences Corporation*	43,600	2,295,540
		14,179,620

Railroad - 1.56%

Kansas City Southern*	583,000	6,453,810

Restaurants - 1.58%

Sonic Corp.*	259,100	6,564,298

Retail - General Merchandise - 0.92%

Tuesday Morning Corporation*	136,100	3,797,190

Retail - Specialty Stores - 4.82%

Borders Group, Inc.*	230,000	4,351,600
Gymboree Corporation (The)*	502,700	7,110,692
O'Reilly Automotive, Inc.*	232,400	8,545,348
		20,007,640

Security and Commodity Brokers - 1.84%

Chicago Mercantile Exchange Holdings Inc.	110,697	7,617,061

Timesharing and Software - 6.45%

Cognizant Technology Solutions Corporation*	213,500	7,786,345
Digital Insight Corporation*	139,800	2,784,117
F5 Networks, Inc.*	167,852	3,230,312
FactSet Research Systems, Inc.	134,700	5,973,945
Manhattan Associates, Inc.*	73,100	1,897,311
MicroStrategy Incorporated, Class A*	68,550	3,149,872
Resources Connection, Inc.*	79,535	1,928,326
		26,750,228

Utilities - Telephone - 2.26%

Commonwealth Telephone Enterprises, Inc.*	233,700	9,391,235

TOTAL COMMON STOCKS - 91.16%

		$378,133,454

(Cost: $309,999,331)

SHORT-TERM SECURITIES

Principal Amount in Thousands

Beverages - 2.41%

Coca-Cola Company (The),
1.02%, 10-20-03	$10,000	9,994,617

Containers - 0.72%

Bemis Company, Inc.,
1.03%, 10-2-03	3,000	2,999,914

Finance Companies - 0.41%

State Street Corporation,
1.11%, 10-1-03	1,673	1,673,000

Food and Related - 1.00%

General Mills, Inc.,
1.17%, Master Note	161	161,000
Sara Lee Corporation
1.12%, 10-8-03	4,000	3,999,129
		4,160,129

Household - General Products - 0.48%

Procter & Gamble Company (The),
1.02%, 10-7-03	2,000	1,999,660

Motor Vehicles - 0.97%

Harley-Davidson, Inc.,
1.04%, 10-24-03	4,000	3,997,342

Publishing - 0.72%

Gannett Co.,
1.02%, 10-16-03	3,000	2,998,725

Retail - General Merchandise - 0.55%

Target Corporation,
1.02%, 10-6-03	2,295	2,294,675

Security and Commodity Brokers - 2.41%

Prudential Funding Corp.:
1.03%, 10-15-03	5,000	4,997,997
1.03%, 10-16-03	5,000	4,997,854
		9,995,851

Utilities - Electric - 0.59%

PacifiCorp,
1.12%, 10-29-03	2,436	2,433,878

TOTAL SHORT-TERM SECURITIES - 10.26%

		$42,547,791

(Cost: $42,547,791)

TOTAL INVESTMENT SECURITIES - 101.42%

		$420,681,245

(Cost: $352,547,122)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.42%)

		(5,903,599)

NET ASSETS - 100.00%

		$414,777,646

Notes to Schedule of Investments

*No income dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

SMALL CAP GROWTH FUND
September 30, 2003
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $352,547)
(Notes 1 and 3)	$420,681
Receivables:
Investment securities sold	3,838
Fund shares sold	372
Dividends and interest	4

Total assets	424,895

LIABILITIES
Payable for investment securities purchased	7,789
Payable to Fund shareholders	2,021
Accrued shareholder servicing (Note 2)	150
Accrued accounting and administrative services fees (Note 2)	11
Accrued management fee (Note 2)	10
Accrued distribution fee (Note 2)	7
Accrued service fee (Note 2)	2
Due to custodian	2
Other	125

Total liabilities	10,117

Total net assets	$414,778

NET ASSETS
$0.01 par value capital stock:
Capital stock	$430
Additional paid-in capital	479,445
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(3,654)
Accumulated undistributed net realized loss on investment transactions	(129,577)
Net unrealized appreciation in value of investments	68,134

Net assets applicable to outstanding units of capital	$414,778

Net asset value per share (net assets divided by shares outstanding):
Class A	$9.72
Class B	$9.39
Class C	$9.47
Class Y	$10.49
Capital shares outstanding:
Class A	3,421
Class B	1,022
Class C	32,187
Class Y	6,404
Capital shares authorized	400,000

STATEMENT OF OPERATIONS

SMALL CAP GROWTH FUND
For the Six Months Ended September 30, 2003
|(In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Interest and amortization	$448
Dividends	205

Total income	653

Expenses (Note 2):
Investment management fee	1,733
Distribution fee:
Class A	2
Class B	33
Class C	1,140
Class Y	77
Shareholder servicing:
Class A	46
Class B	27
Class C	522
Class Y	46
Service fee:
Class A	40
Class B	11
Class C	380
Accounting and administrative services fees	50
Audit fees	14
Custodian fees	11
Legal fees	7
Other	159

Total expenses	4,298

Net investment loss	(3,645)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments	(24,082)
Unrealized appreciation in value of investments
during the period	89,490

Net gain on investments	65,408

Net increase in net assets resulting from operations	$61,763

STATEMENT OF CHANGES IN NET ASSETS

SMALL CAP GROWTH FUND
(In Thousands)

	For the six months ended September 30, 2003	For the fiscal year ended March 31, 2003

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(3,645)	$(6,940)
Realized net loss on investments	(24,082)	(34,938)
Unrealized appreciation (depreciation)	89,490	(70,595)

Net increase (decrease) in net assets resulting from operations	61,763	(112,473)

Distributions to shareholders from realized gains on investment transactions (Note 1F):(1)
Class A	-	-
Class B	-	-
Class C	-	-
Class Y	-	-

	-	-

Capital share transactions (Note 5)	10,609	(51,670)

Total increase (decrease)	72,372	(164,143)
NET ASSETS
Beginning of period	342,406	506,549

End of period	$414,778	$342,406

Undistributed net investment loss	$(3,654)	$(9)

(1) See "Financial Highlights" on pages 166 - 173.

FINANCIAL HIGHLIGHTS

SMALL CAP GROWTH FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-03		For the fiscal year ended March 31,		For the period from 7-3-00(1) to 3-31-01
			2003	2002

Net asset value, beginning of period	$8.25		$10.59	$9.43	$19.64

Income (loss) from investment operations:
Net investment loss	(0.10)		(0.23)	(0.59)	(0.02)
Net realized and unrealized gain (loss) on investments	1.57		(2.11)	1.75	(4.74)

Total from investment operations	1.47		(2.34)	1.16	(4.76)

Less distribution from capital gains	(0.00)		(0.00)	(0.00)	(5.45)

Net asset value, end of period	$9.72		$8.25	$10.59	$9.43

Total return(2)	17.82%		-22.10%	12.30%	-28.30%
Net assets, end of period (in millions)	$33		$20	$16	$4
Ratio of expenses to average net assets	1.48	%(3)	1.54%	1.39%	1.49	%(3)
Ratio of net investment loss to average net assets	-1.16	%(3)	-1.22%	-0.93%	-0.39	%(3)
Portfolio turnover rate	33.64%		30.63%	28.77%	47.85	%(4)

(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)For the fiscal year ended March 31, 2001.

FINANCIAL HIGHLIGHTS

SMALL CAP GROWTH FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-03		For the fiscal year ended March 31,		For the period from 7-6-00(1) to 3-31 -01
			2003	2002

Net asset value, beginning of period	$8.01		$10.40	$9.36	$19.26

Income (loss) from investment operations:
Net investment loss	(0.10)		(0.21)	(0.26)	(0.06)
Net realized and unrealized gain (loss) on investments	1.48		(2.18)	1.30	(4.39)

Total from investment operations	1.38		(2.39)	1.04	(4.45)
Less distribution from capital gains	(0.00)		(0.00)	(0.00)	(5.45)

Net asset value, end of period	$9.39		$8.01	$10.40	$9.36

Total return	17.23%		-22.98%	11.11%	-27.29%
Net assets, end of period (in millions)	$10		$7	$8	$5
Ratio of expenses to average net assets	2.59	%(2)	2.64%	2.43%	2.31	%(2)
Ratio of net investment loss to average net assets	-2.27	%(2)	-2.31%	-1.94%	-1.18	%(2)
Portfolio turnover rate	33.64%		30.63%	28.77%	47.85	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended March 31, 2001.

FINANCIAL HIGHLIGHTS

SMALL CAP GROWTH FUND(1)
Class C Shares(2)
For a Share of Capital Stock Outstanding Throughout Each Period:(3)

	For the six months ended 9-30-03		For the fiscal year ended March 31,
			2003	2002	2001	2000	1999

Net asset value, beginning of period	$8.07		$10.44	$9.38	$21.64	$14.74	$14.29

Income (loss) from investment operations:
Net investment loss	(0.10)		(0.16)	(0.16)	(0.10)	(0.18)	(0.11)
Net realized and unrealized gain (loss) on investments	1.50		(2.21)	1.22	(6.71)	10.22	2.91

Total from investment operations	1.40		(2.37)	1.06	(6.81)	10.04	2.80

Less distribution from capital gains	(0.00)		(0.00)	(0.00)	(5.45)	(3.14)	(2.35)

Net asset value, end of period	$9.47		$8.07	$10.44	$9.38	$21.64	$14.74

Total return	17.35%		-22.70%	11.30%	-35.17%	73.38%	21.61%
Net assets, end of period (in millions)	$305		$273	$435	$459	$801	$425
Ratio of expenses to average net assets	2.31	%(4)	2.31%	2.20%	2.12%	2.11%	2.10%
Ratio of net investment loss to average net assets	-1.99	%(4)	-1.98%	-1.70%	-0.81%	-0.90%	-0.90%
Portfolio turnover rate	33.64%		30.63%	28.77%	47.85%	82.24%	51.41%

(1)Small Cap Growth Fund (formerly Growth Fund) changed its name effective June 30, 2000.
(2)See Note 5.
(3)Per-share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
(4)Annualized.

FINANCIAL HIGHLIGHTS

SMALL CAP GROWTH FUND(1)
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:(2)

	For the six months ended 9-30-03		For the fiscal year ended March 31,
			2003	2002	2001	2000	1999

Net asset value, beginning of period	$8.89		$11.39	$10.14	$22.65	$15.21	$14.55

Income (loss) from investment operations:
Net investment income (loss)	(0.12)		(0.11)	(0.34)	(0.20)	(0.15)	0.00
Net realized and unrealized gain (loss) on investments	1.72		(2.39)	1.59	(6.86)	10.73	3.01

Total from investment operations	1.60		(2.50)	1.25	(7.06)	10.58	3.01

Less distribution from capital gains	(0.00)		(0.00)	(0.00)	(5.45)	(3.14)	(2.35)

Net asset value, end of period	$10.49		$8.89	$11.39	$10.14	$22.65	$15.21

Total return	18.00%		-21.95%	12.33%	-34.67%	74.71%	22.73%
Net assets, end of period (in millions)	$67		$42	$48	$21	$17	$8
Ratio of expenses to average net assets	1.36	%(3)	1.33%	1.31%	1.30%	1.30%	1.18%
Ratio of net investment income (loss) to average net assets	-1.04	%(3)	-1.00%	-0.83%	-0.02%	-0.09%	0.08%
Portfolio turnover rate	33.64%		30.63%	28.77%	47.85%	82.24%	51.41%

(1)Small Cap Growth Fund (formerly Growth Fund) changed its name effective June 30, 2000.
(2)Per-share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
(3)Annualized.

SHAREHOLDER SUMMARY OF TAX-MANAGED EQUITY FUND

GOAL

Tax-Managed Equity Fund

To seek long-term growth of capital while minimizing taxable gains and income to shareholders.

Strategy

Invests primarily in a diversified portfolio of common stocks of U.S. and foreign companies that the Fund's manager considers to be high in quality and attractive in their long-term investment potential. The Fund seeks stocks that are favorably priced in relation to their fundamental value and that will likely grow over time.

Founded

2000

Scheduled Dividend Frequency

Annually (December)

Performance Summary - Class A Shares

Per Share Data

For the Six Months Ended September 30, 2003

Net asset value on
9-30-03	$6.61
3-31-03	5.73

Change per share	$0.88

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF TAX-MANAGED EQUITY FUND

Portfolio Highlights

On September 30, 2003, Tax-Managed Equity Fund had net assets totaling $5,802,724 invested in a diversified portfolio of:

99.92%	Common Stocks
0.08%	Cash and Cash Equivalents

As a shareholder of Tax-Managed Equity Fund, for every $100 you had invested on September 30, 2003, your Fund owned:

Health Care Stocks	$40.24
Technology Stocks	21.03
Retail Stocks	11.01
Energy Stocks	8.92
Financial Services Stocks	8.87
Business Equipment and Services Stocks	4.61
Consumer Durables Stocks	1.97
Transportation Stocks	1.95
Consumer Services Stocks	1.32
Cash and Cash Equivalents	0.08

THE INVESTMENTS OF TAX-MANAGED EQUITY FUND

September 30, 2003

Shares

Value

COMMON STOCKS

Air Transportation - 1.95%

Southwest Airlines Co.	6,400	$113,280

Aircraft - 3.33%

Boeing Company (The)	2,000	68,660
Lockheed Martin Corporation	2,700	124,605
		193,265

Banks - 1.57%

Citigroup Inc.	2,000	91,020

Broadcasting - 1.32%

Clear Channel Communications, Inc.	2,000	76,600

Communications Equipment - 2.93%

Cisco Systems, Inc.*	6,300	123,165
Nokia Corporation, Series A, ADR	3,000	46,800
		169,965

Computers - Micro - 3.45%

Dell Inc.*	6,000	200,430

Computers - Peripherals - 8.96%

EMC Corporation*	9,000	113,670
Lexmark International, Inc.*	900	56,709
Microsoft Corporation	9,400	261,414
SAP Aktiengesellschaft, ADR	2,900	88,189
		519,982

Consumer Electronics - 1.97%

Digital Theater Systems, Inc.*	4,000	114,400

Electronic Components - 2.36%

Analog Devices, Inc.*	1,500	57,030
Texas Instruments Incorporated	3,500	79,800
		136,830

Finance Companies - 1.38%

Capital One Financial Corporation	1,400	79,856

Health Care - Drugs - 29.32%

Alcon, Inc.	800	44,920
Allergan, Inc.	1,500	118,095
Amgen Inc.*	3,200	206,512
Barr Laboratories, Inc.*	890	60,707
Biogen, Inc.*	2,000	76,200
Forest Laboratories, Inc.*	12,000	617,400
Gilead Sciences, Inc.*	2,800	156,646
MGI PHARMA, Inc.	3,000	116,250
Pfizer Inc.	4,000	121,520
Teva Pharmaceutical Industries Limited, ADR	3,200	183,040
		1,701,290

Health Care - General - 7.83%

Boston Scientific Corporation*	3,500	223,300
Johnson & Johnson	1,000	49,520
Zimmer Holdings, Inc.*	3,300	181,830
		454,650

Hospital Supply and Management - 3.09%

Aetna Inc.	1,000	61,030
Anthem, Inc.*	900	64,197
WellPoint Health Networks Inc.*	700	53,956
		179,183

Insurance - Property and Casualty - 2.81%

Berkshire Hathaway Inc., Class B*	32	79,872
MGIC Investment Corporation	1,600	83,312
		163,184

Petroleum - Canada - 1.28%

Nabors Industries Ltd.*	2,000	74,520

Petroleum - Domestic - 6.57%

Anadarko Petroleum Corporation	1,900	79,344
Apache Corporation	1,600	110,944
Burlington Resources Inc.	1,600	77,120
Patterson-UTI Energy, Inc.*	4,200	113,715
		381,123

Petroleum - International - 1.07%

Exxon Mobil Corporation	1,700	62,220

Retail - General Merchandise - 11.01%

Costco Wholesale Corporation*	3,000	93,330
Dollar General Corporation	7,000	140,000
Kohl's Corporation*	3,400	181,900
Wal-Mart Stores, Inc.	4,000	223,400
		638,630

Security and Commodity Brokers - 3.11%

Goldman Sachs Group, Inc. (The)	500	41,950
Merrill Lynch & Co., Inc.	700	37,471
Morgan Stanley	2,000	100,920
		180,341

Timesharing and Software - 4.61%

eBay Inc.*	5,000	267,600

TOTAL COMMON STOCKS - 99.92%

		$5,798,369

(Cost: $5,117,188)

TOTAL INVESTMENT SECURITIES - 99.92%

		$5,798,369

(Cost: $5,117,188)

CASH AND OTHER ASSETS, NET OF LIABILITIES- 0.08%

		4,355

NET ASSETS - 100.00%

		$5,802,724

Notes to Schedule of Investments

*No income dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

TAX-MANAGED EQUITY FUND
September 30, 2003
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $5,117)
(Notes 1 and 3)	$5,798
Receivables:
Investment securities sold	95
Fund shares sold	3
Dividends and interest	1

Total assets	5,897

LIABILITIES
Due to custodian	84
Payable to Fund shareholders	4
Accrued shareholder servicing (Note 2)	1
Other	5

Total liabilities	94

Total net assets	$5,803

NET ASSETS
$0.01 par value capital stock:
Capital stock	$9
Additional paid-in capital	8,260
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(53)
Accumulated undistributed net realized loss on
investment transactions	(3,094)
Net unrealized appreciation in value of securities	681

Net assets applicable to outstanding units of capital	$5,803

Net asset value per share (net assets divided by shares outstanding):
Class A	$6.61
Class B	$6.40
Class C	$6.39
Capital shares outstanding:
Class A	691
Class B	49
Class C	144
Capital shares authorized	400,000

STATEMENT OF OPERATIONS

TAX-MANAGED EQUITY FUND
For the Six Months Ended September 30, 2003
(In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends	$11
Interest and amortization	2

Total income	13

Expenses (Note 2):
Registration fees	35
Investment management fee	17
Audit fees	11
Service fee:
Class A	5
Class B	-	*
Class C	1
Shareholder servicing:
Class A	3
Class B	1
Class C	2
Distribution fee:
Class A	-	*
Class B	1
Class C	3
Custodian fees	3
Accounting and adminstrative services fees	-	*
Other	1

Total	83
Less expenses in excess of voluntary waiver of (Note 2):
Investment management fee	(17)
Administrative fee	-	*

Total expenses	66

Net investment loss	(53)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	105
Realized net loss on written options	(14)

Realized net gain on investments	91
Unrealized appreciation in value of investments during the period	672

Net gain on investments	763

Net increase in net assets resulting from operations	$710

*Not shown due to rounding.

STATEMENT OF CHANGES IN NET ASSETS

TAX-MANAGED EQUITY FUND
(In Thousands)

	For the six months ended September 30, 2003	For the fiscal year ended March 31, 2003

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(53)	$(44)
Realized net gain (loss) on investments	91	(504)
Unrealized appreciation (depreciation)	672	(92)

Net increase (decrease) in net assets resulting from operations	710	(640)

Capital share transactions (Note 5)	628	(544)

Total increase (decrease)	1,338	(1,184)
NET ASSETS
Beginning of period	4,465	5,649

End of period	$5,803	$4,465

Undistributed net investment income (loss)	$(53)	$-

FINANCIAL HIGHLIGHTS

TAX-MANAGED EQUITY FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-03		For the fiscal year ended March 31,		For the period from 6-30-00(1) to 3-31-01
			2003	2002

Net asset value,
beginning of period	$5.73		$6.43	$7.19	$10.00

Income (loss) from
investment operations:
Net investment loss	(0.06)		(0.03)	(0.08)	(0.00)
Net realized and unrealized gain (loss) on investments	0.94		(0.67)	(0.68)	(2.81)

Total from investment operations	0.88		(0.70)	(0.76)	(2.81)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)

Net asset value,
end of period	$6.61		$5.73	$6.43	$7.19

Total return(2)	15.36%		-10.89%	-10.57%	-28.10%
Net assets, end of period
(in millions)	$5		$4	$4	$4
Ratio of expenses to average
net assets including voluntary
expense waiver	2.25	%(3)	1.50%	1.62%	1.27	%(3)
Ratio of net investment loss to
average net assets including
voluntary expense waiver	-1.77	%(3)	-0.67%	-0.92%	-0.09	%(3)
Ratio of expenses to average
net assets excluding voluntary expense waiver	2.90	%(3)	2.15%	2.17%	1.80	%(3)
Ratio of net investment loss to
average net assets excluding voluntary expense waiver	-2.42	%(3)	-1.32%	-1.46%	-0.62	%(3)
Portfolio turnover rate	54.51%		145.24%	95.60%	73.46%

(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.

FINANCIAL HIGHLIGHTS

TAX-MANAGED EQUITY FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-03		For the fiscal year ended March 31,		For the period from 7-13-00(1) to 3-31-01
			2003	2002

Net asset value,
beginning of period	$5.58		$6.31	$7.12	$10.06

Income (loss) from
investment operations:
Net investment loss	(0.07)		(0.11)	(0.13)	(0.05)
Net realized and unrealized gain (loss) on investments	0.89		(0.62)	(0.68)	(2.89)

Total from investment
operations	0.82		(0.73)	(0.81)	(2.94)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)

Net asset value,
end of period	$6.40		$5.58	$6.31	$7.12

Total return	14.70%		-11.57%	-11.38%	-29.22%
Net assets, end of period
(000 omitted)	$316		$247	$358	$296
Ratio of expenses to average
net assets including voluntary expense waiver	3.23	%(2)	2.47%	2.56%	2.45	%(2)
Ratio of net investment loss
to average net assets including voluntary expense waiver	-2.76	%(2)	-1.63%	-1.86%	-1.74	%(2)
Ratio of expenses to average
net assets excluding voluntary expense waiver	3.88	%(2)	3.12%	3.42%	3.48	%(2)
Ratio of net investment loss
to average net assets excluding voluntary
expense waiver	-3.41	%(2)	-2.28%	-2.71%	-2.77	%(2)
Portfolio turnover rate	54.51%		145.24%	95.60%	73.46%

(1)Commencement of operations of the class.
(2)Annualized.

FINANCIAL HIGHLIGHTS

TAX-MANAGED EQUITY FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 9-30-03		For the fiscal year ended March 31,		For the period from 7-6-00(1) to 3-31-01
			2003	2002

Net asset value,
beginning of period	$5.57		$6.32	$7.13	$10.01

Income (loss) from
investment operations:
Net investment loss	(0.05)		(0.12)	(0.19)	(0.06)
Net realized and unrealized gain (loss) on investments	0.87		(0.63)	(0.62)	(2.82)

Total from investment operations	0.82		(0.75)	(0.81)	(2.88)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)

Net asset value,
end of period	$6.39		$5.57	$6.32	$7.13

Total return	14.72%		-11.87%	-11.36%	-28.77%
Net assets, end of period
(000 omitted)	$918		$685	$865	$2
Ratio of expenses to average
net assets including voluntary expense waiver	3.39	%(2)	2.64%	2.76%	2.35	%(2)
Ratio of net investment loss to
average net assets including voluntary expense waiver	-2.92	%(2)	-1.81%	-2.07%	-1.52	%(2)
Ratio of expenses to average
net assets excluding voluntary expense waiver	4.04	%(2)	3.29%	3.69%	3.34	%(2)
Ratio of net investment loss to
average net assets excluding voluntary expense waiver	-3.57	%(2)	-2.46%	-2.99%	-2.50	%(2)
Portfolio turnover rate	54.51%		145.24%	95.60%	73.46%

(1)Commencement of operations of the class.
(2)Annualized.

NOTES TO FINANCIAL STATEMENTS

September 30, 2003

Note 1 - Significant Accounting Policies

Ivy Funds, Inc. (formerly W&R Funds, Inc.) (see Note 9) (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues twelve series of capital shares; each series represents ownership of a separate mutual fund. The assets belonging to each Fund are held separately by the custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Gold bullion is valued at the last settlement price for current delivery as calculated by the Commodity Exchange, Inc. as of the close of that exchange. Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.
B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.
C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into United States dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.
D. Forward foreign currency exchange contracts - A forward foreign currency exchange contract (Forward Contract) is an obligation to purchase or sell a specific currency at a future date at a fixed price. Forward Contracts are "marked-to-market" daily at the applicable translation rates and the resulting unrealized gains or losses are reflected in the Corporation's financial statements. Gains or losses are realized by the Corporation at the time the forward contract is extinguished. Contracts may be extinguished either by entry into a closing transaction or by delivery of the currency. Risks may arise from the possibility that the other party will not complete the obligations of the contract and from unanticipated movements in the value of the foreign currency relative to the United States dollar. The Corporation uses forward contracts to attempt to reduce the overall risk of its investments.
E. Federal income taxes - It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.
F. Dividends and distributions - Dividends and distributions to shareholders are recorded by each Fund on the business day following the applicable record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.
G. Repurchase agreements - Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, remains at least equal to the value of the loan, including accrued interest thereon. The collateral for the repurchase agreement is held by the Corporation's custodian bank.
H. Change in Accounting Principle - Effective April 1, 2001, the Corporation adopted the new provision in the AICPA Audit and Accounting Guide for Investment Companies, as revised, that requires mandatory amortization of all premiums and discounts on debt securities. The cumulative effect of this required change had no impact on the total net assets of any fund, but for Municipal Bond Fund resulted in a $15,473 increase to the cost of securities held and a corresponding increase to accumulated undistributed net investment income. The effect of this change during the period was to increase net investment income and decrease unrealized appreciation by $1,754. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management And Payments To Affiliated Persons

Waddell & Reed Ivy Investment Company ("WRIICO"), a wholly owned subsidiary of Waddell & Reed Financial, Inc. ("WDR"), serves as the Corporation's investment manager. WRIICO provides advice and supervises investments for which services it is paid a fee. Prior to June 30, 2003, Waddell & Reed Investment Management Company (WRIMCO), a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), served as the investment manager. The fee is payable by each Fund at the following annual rates:

Fund	Net Assets Breakpoints	Annual Rate

Ivy Asset	Up to $1 Billion	..700%
Strategy Fund	Over $1 Billion up to $2 Billion	..650%
	Over $2 Billion up to $3 Billion	..600%
	Over $3 Billion	..550%

Ivy Core Equity Fund	Up to $1 Billion	..700%
	Over $1 Billion up to $2 Billion	..650%
	Over $2 Billion up to $3 Billion	..600%
	Over $3 Billion	..550%

Ivy High	Up to $500 Million	..625%
Income Fund	Over $500 Million up to $1 Billion	..600%
	Over $1 Billion up to $1.5 Billion	..550%
	Over $1.5 Billion	..500%

Ivy International	Up to $1 Billion	..850%
Growth Fund	Over $1 Billion up to $2 Billion	..830%
	Over $2 Billion up to $3 Billion	..800%
	Over $3 Billion	..760%

Ivy Large Cap Growth	Up to $1 Billion	..700%
Fund	Over $1 Billion up to $2 Billion	..650%
	Over $2 Billion up to $3 Billion	..600%
	Over $3 Billion	..550%

Ivy Limited-Term	Up to $500 Million	..500%
Bond Fund	Over $500 Million up to $1 Billion	..450%
	Over $1 Billion up to $1.5 Billion	..400%
	Over $1.5 Billion	..350%

Ivy Mid Cap Growth	Up to $1 Billion	..850%
Fund	Over $1 Billion up to $2 Billion	..830%
	Over $2 Billion up to $3 Billion	..800%
	Over $3 Billion	..760%

Ivy Money Market
Fund	All levels	..400%

Ivy Municipal Bond	Up to $500 Million	..525%
Fund	Over $500 Million up to $1 Billion	..500%
	Over $1 Billion up to $1.5 Billion	..450%
	Over $1.5 Billion	..400%

Ivy Science and	Up to $1 Billion	..850%
Technology Fund	Over $1 Billion up to $2 Billion	..830%
	Over $2 Billion up to $3 Billion	..800%
	Over $3 Billion	..760%

Ivy Small Cap Growth	Up to $1 Billion	..850%
Fund	Over $1 Billion up to $2 Billion	..830%
	Over $2 Billion up to $3 Billion	..800%
	Over $3 Billion	..760%

Ivy Tax-Managed	Up to $1 Billion	..650%
Equity Fund	Over $1 Billion up to $2 Billion	..600%
	Over $2 Billion up to $3 Billion	..550%
	Over $3 Billion	..500%

The fee is accrued and paid daily. However, WRIICO has agreed to waive a Fund's management fee on any day that the Fund's net assets are less than $25 million, subject to WRIICO's right to change or modify this waiver. During the period ended September 30, 2003, WRIICO voluntarily waived its fee as shown in the following table:

Mid Cap Growth Fund	$29,961
Money Market Fund	45,905
Tax-Managed Equity Fund	17,321

The Corporation has reimbursed WRIMCO for certain expenses, including additional Fund-related security costs incurred by WRIMCO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represented the Corporation's share of incremental security-related costs including the cost of using private transportation for WRIMCO's personnel in lieu of commercial transportation, certain security-related personnel and facilities costs. At September 30, 2003, additional security costs amounted to $21,883, which is included in other expenses.

The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), an indirect subsidiary of WDR. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the Corporation, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. Prior to July 1, 2003, for these services, each of the Funds paid WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee
Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,000
From	$25 to	$50	$22,000
From	$50 to	$100	$33,000
From	$100 to	$200	$44,000
From	$200 to	$350	$55,000
From	$350 to	$550	$66,000
From	$550 to	$750	$77,000
From	$750 to	$1,000	$93,500
	$1,000 and Over		$110,000

After July 1, 2003, for these services, each of the Funds pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee
Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, each Fund pays the Agent a monthly per-class fee equal to 2.5% of the monthly base fee.

Each Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee may be voluntarily waived until Fund net assets are at least $10 million. For the period ended September 30, 2003, WRSCO voluntarily waived $141 for Ivy Tax-Managed Equity Fund.

Under the Shareholder Servicing Agreement between the Corporation and WRSCO, with respect to Class A, Class B and Class C shares, for each shareholder account that was in existence at any time during the prior month: Asset Strategy Fund pays a monthly fee of $1.5792; High Income Fund, Limited-Term Bond Fund and Municipal Bond Fund each pay a monthly fee of $1.6958; and Core Equity Fund, International Growth Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Science and Technology Fund, Small Cap Growth Fund and Tax-Managed Equity Fund each pay a monthly fee of $1.5042. Money Market Fund pays a monthly fee of $1.75 for each shareholder account that was in existence at any time during the prior month plus, for Class A shareholder accounts, $0.75 for each shareholder check processed in the prior month. For Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Corporation's shares, Ivy Funds Distributor, Inc. ("IFDI"), a wholly-owned subsidiary of WRIICO, receives sales commissions (which are not an expense of the Corporation) for Class A shares. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class B, Class C or certain Class A shares and is paid to IFDI. During the period ended September 30, 2003, IFDI received the following amounts in sales commissions and deferred sales charges:

	Sales		CDSC
	Commissions	Class A	Class B	Class C

Asset Strategy Fund	$46,259	$-	$23,817	$1,613
Core Equity Fund	34,504	-	16,352	5,926
High Income Fund	27,744	-	3,750	1,810
International Growth Fund	11,911	-	6,511	986
Large Cap Growth Fund	63,205	-	6,395	496
Limited-Term Bond Fund	108,726	-	28,256	2,685
Mid Cap Growth Fund	46,286	-	9,349	820
Money Market Fund	-	-	8,933	15,568
Municipal Bond Fund	6,845	-	3,519	1,196
Science and Technology Fund	45,626	-	12,342	2,825
Small Cap Growth Fund	66,474	-	21,939	7,004
Tax-Managed Equity Fund	5,741	-	530	6

With respect to Class A, Class B and Class C shares, IFDI pays sales commissions and all expenses in connection with the sale of the Corporation's shares, except for registration fees and related expenses. During the period ended September 30, 2003, the following amounts were paid:

Asset Strategy Fund	$69,268
Core Equity Fund	62,355
High Income Fund	37,307
International Growth Fund	18,963
Large Cap Growth Fund	51,018
Limited-Term Bond Fund	99,158
Mid Cap Growth Fund	39,865
Money Market Fund	5,001
Municipal Bond Fund	9,573
Science and Technology Fund	58,821
Small Cap Growth Fund	114,706
Tax-Managed Equity Fund	5,020

Under a Distribution and Service Plan for Class A shares adopted by the Corporation pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund may pay a distribution and/or service fee to IFDI in an amount not to exceed 0.25% of the Fund's average annual net assets. The fee is to be paid to compensate IFDI for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Corporation for Class B shares and Class C shares, respectively, each Fund may pay IFDI a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of a Fund's average annual net assets attributable to that class to compensate IFDI for its services in connection with the distribution of shares of that class and/or the service and/or maintenance of shareholder accounts of that class. The Class B Plan and the Class C Plan each permit IFDI to receive compensation, through the distribution fee and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to compensation under the Class A Plan. In the current environment of low interest rates, IFDI has voluntarily agreed to reimburse sufficient distribution and service fees to any class of Ivy Money Market Fund in order to insure the yield of that class remains at or above 0.05%.

Under the Class Y Plan, each Fund may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund's Class Y shares to compensate IFDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal service to Class Y shareholders and/or maintaining Class Y shareholder accounts.

The Corporation paid Directors' fees of $66,426, which are included in other expenses.

Prior to June 16, 2003, Waddell & Reed, Inc. ("W&R") served as underwriter for the Corporation's shares. On June 16, 2003, W&R assigned the underwriting agreement to IFDI. Prior to June 30, 2003, Waddell & Reed Investment Management Company ("WRIMCO") served as investment manager to the Corporation. On June 30, 2003, WRIMCO assigned the investment management agreement to WRIICO.

NOTE 3 - Investment Securities Transactions

Investment securities transactions for the period ended September 30, 2003 are summarized as follows:

	Asset Strategy Fund	Core Equity Fund	High Income Fund

Purchases of investment securities, excluding short-term and United States Government securities	$43,740,555	$44,810,477	$28,651,645
Purchases of bullion	2,077,334	-	-
Purchases of United States Government securities	42,588,613	-	-
Purchases of short-term securities	93,885,258	413,311,938	149,904,917
Purchases of options	697,950	88,352	-
Proceeds from maturities and sales of investment securities, excluding short-term and United States Government securities	35,344,787	55,734,179	17,042,042
Proceeds from sales of bullion	871,958	-	-
Proceeds from maturities and sales of United States Government securities	71,874,734	-	-
Proceeds from maturities and sales of short-term securities	75,534,173	420,588,000	151,818,692
Proceeds from options	447,523	183,445	-

	International Growth Fund	Large Cap Growth Fund	Limited- Term Bond Fund

Purchases of investment securities, excluding short- term and United States Government securities	$71,746,670	$25,808,891	$ 4,255,139
Purchases of United States Government securities	-	-	9,909,938
Purchases of short-term securities	335,269,780	329,538,000	29,676,211
Purchases of options	-	-	-
Proceeds from maturities and sales of investment securities, excluding short-term and United States Government securities	70,395,096	12,088,454	3,571,517
Proceeds from maturities and sales of United States Government securities	-	-	12,546,294
Proceeds from maturities and sales of short-term securities	356,235,463	334,368,000	34,814,000
Proceeds from options	-	-	-

	Mid Cap Growth Fund	Municipal Bond Fund	Science and Technology Fund

Purchases of investment securities, excluding short- term and United States Government securities	$10,454,747	$ 533,250	$79,382,819
Purchases of United States Government securities	-	-	-
Purchases of short-term securities	383,396,919	6,286,987	274,776,559
Purchases of options	410,348	-	4,096,250
Proceeds from maturities and sales of investment securities, excluding short-term and United States Government securities	4,380,265	2,986,505	54,452,099
Proceeds from maturities and sales of United States Government securities	-	-	-
Proceeds from maturities and sales of short-term securities	382,646,000	6,110,000	297,851,125
Proceeds from options	339,679	-	1,554,464

	Small Cap Growth Fund	Tax-Managed Equity Fund

Purchases of investment securities, excluding short- term and United States Government securities	$141,867,644	$ 3,619,141
Purchases of United States Government securities	-	-
Purchases of short-term securities	956,281,193	19,231,000
Purchases of options	-	50,408
Proceeds from maturities and sales of investment securities, excluding short-term and United States Government securities	110,693,970	2,741,575
Proceeds from maturities and sales of United States Government securities	-	-
Proceeds from maturities and sales of short-term securities	974,600,979	19,580,000
Proceeds from options	-	15,630

For Federal income tax purposes, cost of investments owned at September 30, 2003 and the related unrealized appreciation (depreciation) were as follows:

	Cost	Appreciation	Depreciation	Aggregate Appreciation (Depreciation)

Asset Strategy Fund	$65,081,158	$ 2,955,821	$ 879,156	$ 2,076,665
Core Equity Fund	219,710,434	43,297,153	1,512,054	41,785,099
High Income Fund	41,083,053	2,617,997	319,751	2,298,246
International Growth Fund	60,676,116	7,432,792	1,098,778	6,334,014
Large Cap Growth Fund	36,836,576	4,506,659	279,066	4,227,593
Limited-Term Bond Fund	70,245,149	1,839,946	18,170	1,821,776
Mid Cap Growth Fund	51,372,501	8,217,844	1,485,597	6,732,247
Money Market Fund	24,249,327	-	-	-
Municipal Bond Fund	24,722,010	1,145,907	66,158	1,079,749
Science and Technology Fund	122,632,396	13,684,178	14,493,326	(809,148)
Small Cap Growth Fund	356,450,303	85,569,748	21,338,806	64,230,942
Tax-Managed Equity Fund	5,132,644	819,479	153,754	665,725

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended March 31, 2003 and the related capital loss carryover and post-October activity were as follows:

	Asset Strategy Fund	Core Equity Fund	High Income Fund

Net ordinary income	$324,654	$-	$1,623,792
Distributed ordinary income	374,528	-	1,619,183
Undistributed ordinary income *	25,243	-	35,113

Realized long-term capital gains	-	-	-
Distributed long-term capital gains	-	-	-
Undistributed long-term capital gains	-	-	-

Capital loss carryover	-	32,352,928	1,182,962

Post-October losses deferred	-	4,137,423	55,426

	International Growth Fund	Large Cap Growth Fund	Limited- Term Bond Fund

Net ordinary income	$ -	$ -	$1,555,211
Distributed ordinary income	-	-	1,544,291
Undistributed ordinary income *	-	-	24,714

Realized long-term capital gains	-	-	-
Distributed long-term capital gains	-	-	-
Undistributed long-term capital gains	-	-	-

Capital loss carryover	19,460,037	4,727,341	456,813

Post-October losses deferred	5,229,066	835,240	-

	Mid Cap Growth Fund	Money Market Fund	Municipal Bond Fund

Net ordinary income	$ -	$138,944	$838,698
Distributed ordinary income	3,132	139,244	840,097
Undistributed ordinary income *	-	1,179	9,887

Realized long-term capital gains	-	-	-
Distributed long-term capital gains	-	-	-
Undistributed long-term capital gains	-	-	-

Capital loss carryover	3,437,031	-	75,199

Post-October losses deferred	244,321	-	-

	Science and Technology Fund	Small Cap Growth Fund	Tax- Managed Equity Fund

Net ordinary income	$-	$-	$-
Distributed ordinary income	-	-	-
Undistributed ordinary income	-	-	-

Realized long-term capital gains	-	-	-
Distributed long-term capital gains	-	-	-
Undistributed long-term capital gains	-	-	-

Capital loss carryover	15,864,785	24,660,890	1,005,096

Post-October losses deferred	-	16,385,158	173,190

*All undistributed ordinary income has been distributed as of September 30, 2003.

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

		Asset Strategy Fund	Core Equity Fund	High Income Fund	International Growth Fund

March 31, 2007	$		$ -	$ 501,692	$ -
March 31, 2008		-	-	472,930	-
March 31, 2009		-	-	2,581,600	-
March 31, 2010		2,567,657	28,691,576	1,271,702	31,762,625
March 31, 2011			32,352,928	1,182,962	19,460,037

Total carryover		$2,567,657	$61,044,504	$6,010,886	$51,222,662

	Large Cap Growth Fund	Limited- Term Bond Fund	Mid Cap Growth Fund	Municipal Bond Fund

March 31, 2005	$-	$ 72,428	$ -	$ -
March 31, 2006	-	64,500	-	-
March 31, 2009	-	159,953	-	519,289
March 31, 2010	7,188,151	-	2,752,716	230,753
March 31, 2011	4,727,341	456,813	3,437,031	75,199

Total carryover	$11,915,492	$753,694	$6,189,747	$825,241

	Science and Technology Fund	Small Cap Growth Fund	Tax-Managed Equity Fund

March 31, 2009	$-	$ -	$ 59,107
March 31, 2010	21,421,176	60,539,358	1,914,377
March 31, 2011	15,864,785	24,660,890	1,005,096

Total carryover	$37,285,961	$85,200,248	$2,978,580

NOTE 5 - Multiclass Operations

Each Fund within the Corporation (other than Money Market Fund which offers only Class A, Class B and Class C shares) currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Corporation.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

For funds in existence on March 24, 2000, Class B shares were combined with Class C shares and were redesignated Class C shares on that date.

Transactions in capital stock for the six months ended September 30, 2003 are summarized below. Amounts are in thousands.

	Asset Strategy Fund	Core Equity Fund	High Income Fund

Shares issued from sale of shares:
Class A	544	4,766	601
Class B	206	1,204	92
Class C	325	1,211	495
Class Y	60	93	1,049
Shares issued in connection with merger of Ivy US Blue Chip Fund
Class A	NA	3,276	NA
Class B	NA	1,048	NA
Class C	NA	63	NA
Class Y	NA	69	NA
Shares issued from reinvestment of dividends:
Class A	2	-	28
Class B	- *	-	6
Class C	2	-	72
Class Y	- *	-	39
Shares redeemed:
Class A	(282)	(4,064)	(238)
Class B	(76)	(1,213)	(25)
Class C	(848)	(3,934)	(384)
Class Y	(73)	(333)	(313)

Increase (decrease) in outstanding capital shares	(140)	2,186	1,422

Value issued from sale of shares:
Class A	$6,258	$35,538	$5,041
Class B	2,377	8,759	773
Class C	3,744	8,650	4,133
Class Y	699	717	8,708
Value issued in connection with merger of Ivy U.S. Blue Chip Fund:
Class A	NA	24,600	NA
Class B	NA	7,641	NA
Class C	NA	463	NA
Class Y	NA	533	NA
Value issued from reinvestment of dividends:
Class A	26	-	237
Class B	- *	-	52
Class C	21	-	602
Class Y	4	-	332
Value redeemed:
Class A	(3,280)	(30,421)	(1,984)
Class B	(873)	(8,832)	(212)
Class C	(9,777)	(28,131)	(3,217)
Class Y	(859)	(2,583)	(2,630)

Increase (decrease) in outstanding capital	$(1,660)	$16,934	$11,835

*Not shown due to rounding.

	International Growth Fund	Large Cap Growth Fund	Limited- Term Bond Fund

Shares issued from sale of shares:
Class A	3,796	1,339	1,625
Class B	308	156	222
Class C	355	365	384
Class Y	10,305	42	316
Shares issued in connection with mergers of Ivy Global Fund and Ivy International Small Companies Fund:
Class A	648	NA	NA
Class B	272	NA	NA
Class C	109	NA	NA
Class Y	30	NA	NA
Shares issued from
reinvestment of dividends:
Class A	-	-	55
Class B	-	-	5
Class C	-	-	26
Class Y	-	-	3
Shares redeemed:
Class A	(3,996)	(647)	(1,663)
Class B	(325)	(27)	(182)
Class C	(1,015)	(72)	(888)
Class Y	(11,149)	(43)	(377)

Increase (decrease) in outstanding capital shares	(662)	1,113	(474)

Value issued from sale of shares:
Class A	$31,709	$10,913	$17,002
Class B	2,604	1,223	2,319
Class C	2,939	2,932	4,014
Class Y	93,666	345	3,311
Value issued in connection with mergers of Ivy Global Fund and Ivy International Small Companies Fund:
Class A	5,646	NA	NA
Class B	2,298	NA	NA
Class C	928	NA	NA
Class Y	284	NA	NA
Value issued from reinvestment
of dividends:
Class A	-	-	579
Class B	-	-	55
Class C	-	-	274
Class Y	-	-	26
Value redeemed:
Class A	(33,858)	(5,079)	(17,369)
Class B	(2,742)	(209)	(1,904)
Class C	(8,351)	(576)	(9,285)
Class Y	(102,006)	(342)	(3,957)

Increase (decrease) in outstanding capital	$(6,883)	$9,207	$(4,935)

	Mid Cap Growth Fund	Money Market Fund	Municipal Bond Fund

Shares issued from sale of shares:
Class A	3,255	12,747	242
Class B	1,333	1,274	27
Class C	542	8,141	40
Class Y	289	N/A	-
Shares issued in connection with merger of Ivy U.S. Emerging Growth Fund:
Class A	2,114	NA	NA
Class B	1,208	NA	NA
Class C	160	NA	NA
Class Y	39	NA	NA
Shares issued from reinvestment of dividends:
Class A	-	51	4
Class B	-	- *	1
Class C	-	1	25
Class Y	-	N/A	- *
Shares redeemed:
Class A	(2,543)	(8,056)	(188)
Class B	(1,353)	(1,057)	(10)
Class C	(271)	(10,119)	(332)
Class Y	(286)	N/A	-

Increase (decrease) in outstanding capital shares	4,487	2,982	(191)

Value issued from sale of shares:
Class A	$25,436	$12,747	$2,733
Class B	10,172	1,274	301
Class C	4,190	8,141	448
Class Y	2,226	N/A	-
Value issed in connection with merger of Ivy U.S. Emerging Growth Fund:
Class A	16,592	NA	NA
Class B	9,204	NA	NA
Class C	1,230	NA	NA
Class Y	308	NA	NA
Value issued from reinvestment of dividends:
Class A	-	51	44
Class B	-	- *	6
Class C	-	1	282
Class Y	-	N/A	- *
Value redeemed:
Class A	(19,971)	(8,056)	(2,114)
Class B	(10,339)	(1,057)	(110)
Class C	(2,082)	(10,119)	(3,692)
Class Y	(2,240)	N/A	-

Increase (decrease) in outstanding capital	$34,726	$2,982	$(2,102)

*Not shown due to rounding.

	Science and Technology Fund	Small Cap Growth Fund	Tax- Managed Equity Fund

Shares issued from sale of shares:
Class A	691	3,692	172
Class B	303	224	7
Class C	344	1,543	30
Class Y	165	3,356	-
Shares issued in connection with merger of Ivy Global Science & Technology Fund:
Class A	287	NA	NA
Class B	245	NA	NA
Class C	56	NA	NA
Class Y	7	NA	NA
Shares issued from reinvestment of dividends:
Class A	-	-	-
Class B	-	-	-
Class C	-	-	-
Class Y	-	-	-
Shares redeemed:
Class A	(467)	(2,711)	(97)
Class B	(286)	(72)	(2)
Class C	(591)	(3,190)	(9)
Class Y	(33)	(1,720)	-

Increase in outstanding capital shares	721	1,122	101

Value issued from sale of shares:
Class A	$10,939	$34,781	$1,089
Class B	4,669	2,032	46
Class C	5,318	14,145	185
Class Y	2,660	33,750	-
Value issued in connection with merger of Ivy Global Science & Technology Fund:
Class A	4,548	NA	NA
Class B	3,771	NA	NA
Class C	860	NA	NA
Class Y	119	NA	NA
Value issued from reinvestment of dividends:
Class A	-	-	-
Class B	-	-	-
Class C	-	-	-
Class Y	-	-	-
Value redeemed:
Class A	(7,384)	(26,729)	(623)
Class B	(4,399)	(658)	(12)
Class C	(9,004)	(29,068)	(57)
Class Y	(542)	(17,644)	-

Increase in outstanding capital	$11,555	$10,609	$ 628

Transactions in capital stock for the fiscal year ended March 31, 2003 are summarized below. Amounts are in thousands.

	Asset Strategy Fund	Core Equity Fund	High Income Fund

Shares issued from sale of shares:
Class A	739	1,940	690
Class B	119	219	124
Class C	1,901	2,655	726
Class Y	62	69	558
Shares issued from reinvestment of dividends:
Class A	8	-	30
Class B	1	-	8
Class C	23	-	147
Class Y	1	-	3
Shares redeemed:
Class A	(266)	(1,040)	(167)
Class B	(46)	(208)	(32)
Class C	(1,539)	(12,363)	(625)
Class Y	(15)	(90)	(118)

Increase (decrease) in outstanding capital shares	988	(8,818)	1,344

Value issued from sale of shares:
Class A	$8,291	$13,695	$ 5,535
Class B	1,333	1,592	988
Class C	21,310	18,932	5,820
Class Y	698	520	4,466
Value issued from reinvestment of dividends:
Class A	85	-	236
Class B	12	-	66
Class C	262	-	1,174
Class Y	11	-	25
Value redeemed:
Class A	(2,965)	(7,407)	(1,332)
Class B	(514)	(1,466)	(265)
Class C	(17,189)	(87,355)	(5,007)
Class Y	(174)	(699)	(938)

Increase (decrease) in outstanding capital	$11,160	$(62,188)	$10,768

	International Growth Fund	Large Cap Growth Fund	Limited- Term Bond Fund

Shares issued from sale of shares:
Class A	4,496	2,011	6,921
Class B	69	88	473
Class C	616	280	1,711
Class Y	17,611	49	369
Shares issued from reinvestment of dividends:
Class A	-	-	68
Class B	-	-	8
Class C	-	-	63
Class Y	-	-	4
Shares redeemed:
Class A	(4,449)	(1,270)	(3,784)
Class B	(38)	(84)	(96)
Class C	(2,056)	(384)	(866)
Class Y	(17,027)	(10)	(256)

Increase (decrease) in outstanding capital shares	(778)	680	4,615

Value issued from sale of shares:
Class A	$38,377	$14,751	$71,487
Class B	574	659	4,892
Class C	5,307	2,093	17,693
Class Y	153,398	372	3,831
Value issued from reinvestment of dividends:
Class A	-	-	702
Class B	-	-	81
Class C	-	-	654
Class Y	-	-	43
Value redeemed:
Class A	(38,451)	(9,456)	(39,049)
Class B	(316)	(625)	(995)
Class C	(17,451)	(2,890)	(8,953)
Class Y	(149,023)	(75)	(2,662)

Increase (decrease) in outstanding capital	$(7,585)	$ 4,829	$47,724

	Mid Cap Growth Fund	Money Market Fund	Municipal Bond Fund

Shares issued from sale of shares:
Class A	1,079	23,939	340
Class B	72	1,022	36
Class C	190	12,225	313
Class Y	50	N/A	- *
Shares issued from reinvestment of dividends:
Class A	- *	114	7
Class B	-	1	1
Class C	-	16	60
Class Y	- *	N/A	- *
Shares redeemed:
Class A	(681)	(18,823)	(304)
Class B	(60)	(413)	- *
Class C	(204)	(9,788)	(443)
Class Y	(49)	N/A	-

Increase in outstanding capital shares	397	8,293	10

Value issued from sale of shares:
Class A	$7,414	$23,939	$3,751
Class B	508	1,022	390
Class C	1,373	12,225	3,442
Class Y	355	N/A	2
Value issued from reinvestment of dividends:
Class A	2	114	73
Class B	-	1	8
Class C	-	16	658
Class Y	1	N/A	- *
Value redeemed:
Class A	(4,745)	(18,823)	(3,368)
Class B	(421)	(413)	(3)
Class C	(1,422)	(9,788)	(4,834)
Class Y	(362)	N/A	-

Increase in outstanding capital	$2,703	$8,293	$119

*Not shown due to rounding.

	Science and Technology Fund	Small Cap Growth Fund	Tax-Managed Equity Fund

Shares issued from sale of shares:
Class A	800	3,910	156
Class B	99	317	3
Class C	569	2,885	31
Class Y	151	10,907	-
Shares issued from reinvestment of dividends:
Class A	-	-	-
Class B	-	-	-
Class C	-	-	-
Class Y	-	-	-
Shares redeemed:
Class A	(456)	(2,969)	(228)
Class B	(53)	(216)	(16)
Class C	(1,707)	(10,689)	(45)
Class Y	(94)	(10,368)	-

Decrease in outstanding capital shares	(691)	(6,223)	(99)

Value issued from sale of shares:
Class A	$11,616	$32,860	$ 913
Class B	1,447	2,669	19
Class C	8,405	24,235	177
Class Y	2,271	103,179	-
Value issued from reinvestment of dividends:
Class A	-	-	-
Class B	-	-	-
Class C	-	-	-
Class Y	-	-	-
Value redeemed:
Class A	(6,696)	(24,603)	(1,308)
Class B	(755)	(1,712)	(90)
Class C	(25,069)	(88,011)	(255)
Class Y	(1,416)	(100,287)	-

Decrease in outstanding capital	$(10,197)	$(51,670)	$ (544)

NOTE 6 - Options

Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. For each Fund, when a written put is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received.

For Asset Strategy Fund, transactions in call options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at March 31, 2003	-	$-
Options written	1,117	211,129
Options terminated in closing purchase transactions	(1,117)	(211,129)
Options exercised	-	-
Options expired	-	-

Outstanding at September 30, 2003	-	$-

For Core Equity Fund, transactions in call options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at March 31, 2003	-	$-
Options written	911	183,445
Options terminated in closing purchase transactions	(911)	(183,445)
Options exercised	-	-
Options expired

Outstanding at September 30, 2003	-	$-

For Mid Cap Growth Fund, transactions in call options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at March 31, 2003	146	$19,757
Options written	1,636	284,415
Options terminated in closing purchase transactions	(930)	(163,905)
Options exercised	-	-
Options expired	(296)	(58,396)

Outstanding at September 30, 2003	556	$81,871

For Science and Technology Fund, transactions in call options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at March 31, 2003	2,418	$592,080
Options written	1,761	2,044,426
Options terminated in closing purchase transactions	(3,047)	(2,464,626)
Options exercised	(1,132)	(171,880)
Options expired	-	-

Outstanding at September 30, 2003	-	$-

For Science and Technology Fund, transactions in put options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at March 31, 2003	728	$77,168
Options written	-	-
Options terminated in closing purchase transactions	-	-
Options exercised	-	-
Options expired	(728)	(77,168)

Outstanding at September 30, 2003	-	$-

For Tax-Managed Equity Fund, transactions in call options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at March 31, 2003	279	$26,765
Options written	84	11,077
Options terminated in closing purchase transactions	(255)	(27,443)
Options exercised	(69)	(6,352)
Options expired	(39)	(4,047)

Outstanding at September 30, 2003	-	$-

For Tax-Managed Equity Fund, transactions in put options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at March 31, 2003	-	$-
Options written	37	4,554
Options terminated in closing purchase transactions	(37)	(4,554)
Options exercised	-	-
Options expired	-	-

Outstanding at September 30, 2003	-	$-

NOTE 7 - Futures

The Corporation may engage in buying and selling interest rate futures contracts, but only Debt Futures and Municipal Bond Index Futures. Upon entering into a futures contract, the Corporation is required to deposit, in a segregated account, an amount of cash or United States Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments ("variation margins") are made or received by the Corporation each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Corporation as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. The Corporation uses futures to attempt to reduce the overall risk of its investments.

NOTE 8 - Acquisitions of Ivy Global Fund, Ivy Global Science and Technology Fund, Ivy International Small Companies Fund, Ivy US Blue Chip Fund and Ivy US Emerging Growth Fund

On June 16, 2003, Ivy Core Equity Fund acquired all the net assets of Ivy US Blue Chip Fund pursuant to a plan of reorganization approved by the shareholders of Ivy US Blue Chip Fund on June 10, 2003. The acquisition was accomplished by a tax-free exchange of 4,455,649 shares of Ivy Core Equity Fund (valued at $33,237,149) for the 4,314,763 shares of Ivy US Blue Chip Fund outstanding on June 16, 2003. Ivy US Blue Chip Fund had net assets of $33,237,149, including $3,400,840 of net unrealized appreciation in value of investments and $17,432,572 of accumulated net realized losses on investments, which were combined with those of Ivy Core Equity Fund. The aggregate net assets of Ivy Core Equity Fund and Ivy US Blue Chip Fund immediately before the acquisition were $243,451,378 and $33,237,149, respectively. The aggregate net assets of Ivy Core Equity Fund and Ivy US Blue Chip Fund immediately following the acquisition were $276,688,527 and $0, respectively.

On June 16, 2003, Ivy International Growth Fund acquired all the net assets of Ivy Global Fund pursuant to a plan of reorganization approved by the shareholders of Ivy Global Fund on June 10, 2003. The acquisition was accomplished by a tax-free exchange of 471,708 shares of Ivy International Growth Fund (valued at $4,084,583) for the 555,824 shares of Ivy Global Fund outstanding on June 16, 2003. Ivy Global Fund had net assets of $4,084,583, including $187,112 of net unrealized appreciation in value of investments and $3,440,525 of accumulated net realized losses on investments, which were combined with those of Ivy International Growth Fund. The aggregate net assets of Ivy International Growth Fund and Ivy Global Fund immediately before the acquisition were $75,960,531 and $4,084,583, respectively. The aggregate net assets of Ivy International Growth Fund and Ivy Global Fund immediately following the acquisition were $80,045,114 and $0, respectively.

On June 16, 2003, Ivy International Growth Fund acquired all the net assets of Ivy International Small Companies Fund pursuant to a plan of reorganization approved by the shareholders of Ivy International Small Companies Fund on June 12, 2003. The acquisition was accomplished by a tax-free exchange of 586,893 shares of Ivy International Growth Fund (valued at $5,072,637) for the 746,180 shares of Ivy International Small Companies Fund outstanding on June 16, 2003. Ivy International Small Companies Fund had net assets of $5,072,637, including $410,933 of net unrealized appreciation in value of investments and $11,716,558 of accumulated net realized losses on investments, which were combined with those of Ivy International Growth Fund. The aggregate net assets of Ivy International Growth Fund and Ivy International Small Companies Fund immediately before the acquisition were $75,960,531 and $5,072,637, respectively. The aggregate net assets of Ivy International Growth Fund and Ivy International Small Companies Fund immediately following the acquisition were $81,033,168 and $0, respectively.

On June 16, 2003, Ivy Science and Technology Fund acquired all the net assets of Ivy Global Science Technology Fund pursuant to a plan of reorganization approved by the shareholders of Ivy Global Science and Technology Fund on June 10, 2003. The acquisition was accomplished by a tax-free exchange of 594,910 shares of Ivy Science and Technology Fund (valued at $9,297,885) for the 1,192,759 shares of Ivy Global Science and Technology Fund outstanding on June 16, 2003. Ivy Global Science and Technology Fund had net assets of $9,297,885, including $1,112,396 of net unrealized appreciation in value of investments and $48,964,829 of accumulated net realized losses on investments, which were combined with those of Ivy Science and Technology Fund. The aggregate net assets of Ivy Science and Technology Fund and Ivy Global Science and Technology Fund immediately before the acquisition were $102,611,502 and $9,297,885, respectively. The aggregate net assets of Ivy Science and Technology Fund and Ivy Global Science and Technology Fund immediately following the acquisition were $111,909,387 and $0, respectively.

On June 16, 2003, Ivy Mid Cap Growth Fund acquired all the net assets of Ivy US Emerging Growth Fund pursuant to a plan of reorganization approved by the shareholders of Ivy US Emerging Growth Fund on June 10, 2003. The acquisition was accomplished by a tax-free exchange of 3,520,272 shares of Ivy Mid Cap Growth Fund (valued at $27,334,380) for the 1,980,747 shares of Ivy US Emerging Growth Fund outstanding on June 16, 2003. Ivy US Emerging Growth Fund had net assets of $27,334,380, including $3,678,066 of net unrealized appreciation in value of investments and $41,518,711 of accumulated net realized losses on investments, which were combined with those of Ivy Mid Cap Growth Fund. The aggregate net assets of Ivy Mid Cap Growth Fund and Ivy US Emerging Growth Fund immediately before the acquisition were $26,567,950 and $27,334,380, respectively. The aggregate net assets of Ivy Mid Cap Growth Fund and Ivy US Emerging Growth Fund immediately following the acquisition were $53,902,330 and $0, respectively.

NOTE 9 - Name Change

On June 30, 2003, the Corporation changed its name from W&R Funds, Inc. to Ivy Funds, Inc.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Ivy Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Asset Strategy Fund, Core Equity Fund, High Income Fund, International Growth Fund, Large Cap Growth Fund, Limited-Term Bond Fund, Mid Cap Growth Fund, Money Market Fund, Municipal Bond Fund, Science and Technology Fund, Small Cap Growth Fund and Tax-Managed Equity Fund (collectively the "Funds") comprising Ivy Funds, Inc. (formerly W&R Funds, Inc.) as of September 30, 2003 and the related statements of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended March 31, 2003, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the respective Funds comprising Ivy Funds, Inc., as of September 30, 2003, the results of their operations for the six-month period then ended, the changes in their net assets for the six-month period then ended and the fiscal year ended March 31, 2003, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
November 7, 2003

SHAREHOLDER MEETING RESULTS

On June 3, 2003, a special shareholder meeting (the "Meeting") was held at the offices of Waddell & Reed Financial, Inc., 6300 Lamar Avenue, Overland Park, Kansas, 66202. The meeting was adjourned until June 10, 2003, and was held on that date for the following purposes (and with the following results):

Proposal 1: For shareholders of each of the Funds, to elect the Board of Directors.

	Affirmative	Withheld
Jarold W. Boettcher	55,649,712.211	1,996,157.920
James D. Gressett	55,399,267.880	2,246,602.251
Joseph Harroz, Jr.	55,609,642.160	2,036,227.971
Henry J. Herrmann	55,412,718.680	2,233,151.451
Glendon E. Johnson, Jr.	55,394,963.938	2,250,906.193
Eleanor B. Schwartz	55,609,647.139	2,036,222.992
Michael G. Smith	55,157,856.961	2,488,013.170
Edward M. Tighe	55,653,973.138	1,991,896.993
Keith A. Tucker	55,386,325.932	2,259,544.199

Proposal 2: For shareholders of each of the Funds, to amend each Fund's fundamental investment policy regarding lending.

	For	Against	Abstain
Asset Strategy Fund	1,950,951.648	202,253.791	212,534.671
Core Equity Fund	11,771,947.168	861,534.531	1,439,690.544
High Income Fund	1,875,245.269	63,583.380	175,813.407
International Growth Fund	2,381,269.472	156,402.310	223,848.473
Large Cap Growth Fund	1,683,628.536	186,138.404	115,551.045
Limited-Term Bond Fund	2,912,643.777	154,591.689	355,408.984
Mid Cap Growth Fund	1,263,302.252	57,091.720	77,088.450
Money Market Fund	8,257,581.729	907,907.370	610,239.460
Municipal Bond Fund	1,077,902.307	65,862.469	86,964.933
Science and Technology Fund	1,869,075.079	223,095.015	206,024.212
Small Cap Growth Fund	12,855,334.879	892,530.628	1,447,429.500
Tax-Managed Equity Fund	414,812.766	14,780.690	25,834.546

Proposal 3: For shareholders of each of the Funds, to amend each Fund's fundamental investment policy regarding borrowing.

	For	Against	Abstain
Asset Strategy Fund	1,970,895.727	184,875.630	209,968.753
Core Equity Fund	11,719,532.143	887,698.125	1,465,941.975
High Income Fund	1,874,975.754	59,960.263	179,706.039
International Growth Fund	2,365,757.840	175,552.123	220,210.292
Large Cap Growth Fund	1,673,728.973	192,215.827	119,373.185
Limited-Term Bond Fund	2,901,714.556	162,710.463	358,219.431
Mid Cap Growth Fund	1,267,549.727	53,400.653	76,532.042
Money Market Fund	8,257,248.399	908,240.700	610,239.460
Municipal Bond Fund	1,087,547.446	65,034.428	78,147.835
Science and Technology Fund	1,859,962.536	230,910.549	207,321.221
Small Cap Growth Fund	12,778,740.700	964,301.915	1,452,252.392
Tax-Managed Equity Fund	414,812.766	14,063.377	26,551.859

Proposal 4: For shareholders of Asset Strategy Fund, to amend the Fund's fundamental investment restriction regarding investments in commodities to allow the Fund to invest in precious metals as a regular investment strategy of the Fund.

For	Against	Abstain
1,924,999.604	185,661.391	255,079.115

Proposal 5: For shareholders of each of the Funds, to amend the Corporation's Articles of Incorporation to change the par value of the Corporation's shares to $0.001.

For	Against	Abstain
49,993,797.360	3,468,667.648	5,554,895.977

Proposal 6: For shareholders of each of the Funds, to ratify the selection of Deloitte & Touche, LLP as the Corporation's independent public accountants for the fiscal year ending March 31, 2004.

For	Against	Abstain
51,819,832.780	1,424,007.909	4,402,029.442

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by us which can be obtained from your financial advisor or by submitting Internal Revenue Service Form W-  4P. Once made, an election can be revoked by providing written notice to us. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

This page for your notes and calculations.

Ivy Funds

Asset Strategy Fund
Cash Reserves Fund
Core Equity Fund
Cundill Global Value Fund
Dividend Income Fund
European Opportunities Fund
Global Natural Resources Fund
High Income Fund
International Fund
International Growth Fund
International Value Fund
Large Cap Growth Fund
Limited-Term Bond Fund
Mid Cap Growth Fund
Money Market Fund
Municipal Bond Fund
Pacific Opportunities Fund
Science and Technology Fund
Small Cap Growth Fund
Tax-Managed Equity Fund

FOR MORE INFORMATION:

Contact your financial advisor,
or contact:
IVY CLIENT SERVICES
6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, KS 66201-9217
(800) 777-6472
Our INTERNET address is:
http://www.ivyfunds.com
For more complete information regarding any of the mutual funds in Ivy Funds, Inc., including charges and expenses, please obtain the Corporation's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the Registrant's Principal Executive Officer and Principal Financial Officer have concluded that such controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred over the Registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(b)(1) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002.

Attached hereto as Exhibit 99.CERT.

(b)(2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002.

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds, Inc.
(Registrant)

By: /s/Kristen A. Richards
------------------------------
Kristen A. Richards, Vice President and Secretary

Date: November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Henry J. Herrmann
------------------------------
Henry J. Herrmann, President and Principal Executive Officer

Date: November 17, 2004

By: /s/Theodore W. Howard
------------------------------
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: November 17, 2004